    As filed with the Securities and Exchange Commission on April 25, 2007

                                                File Nos. 333-106511; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under the Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 10                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 71                                            [X]
                (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                           (Exact Name of Depositor)


          666 Third Avenue, 9th Floor, New York, New York      10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


[_] on 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:   Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1


                                Prospectus For
                          Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:
                  Genworth Life Insurance Company of New York


                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230

                            Telephone: 800.313.5282


--------------------------------------------------------------------------------


This prospectus gives details about the contract and the Genworth Life of New York VA Separate Account 1 (the "Variable Account") that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract.


The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.


The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc. -- Total Return Fund (the "Total Return Fund"). All shares of the Total Return Fund outstanding on May 1, 2006 were re-designated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, of the Total Return Fund, for contracts issued on or after May 1, 2006. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. The interest must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).


We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to prepay up to 13 of your monthly payments by allocating an amount equal to or less than 13 monthly payments to the Guarantee Account. We will use the amount allocated to the Guarantee Account to make your monthly payments. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly payments at any one time.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender charge. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

  .  is NOT a bank deposit

  .  is NOT FDIC insured


  .  is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


For general information or to obtain free copies of the:

  .  Statement of Additional Information;

  .  annual report for the Variable Account;

  .  prospectus, annual report or semi-annual report for the Total Return Fund;
     or

  .  any required forms,


                           call us at 800.313.5282;


                      or write us at our Service Center:

                  Genworth Life Insurance Company of New York


                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is May 1, 2007.

Table of Contents


Definitions..................................................................  5

Fee Tables...................................................................  7
   Examples..................................................................  9

Condensed Financial Information..............................................  9

Synopsis.....................................................................  9

Investment Results........................................................... 13

Financial Statements......................................................... 13

The Company.................................................................. 13

The Variable Account......................................................... 14
   The Subaccount and the Total Return Fund.................................. 14
   Voting Rights............................................................. 15
   Changes to the Variable Account and the Subaccount........................ 16
   The Subaccount -- Policies and Procedures................................. 16

The Guarantee Account........................................................ 16

The Contract................................................................. 17
   Purchasing a Contract..................................................... 17
   Ownership................................................................. 18
   Annuitant/Joint Annuitant................................................. 18
   Assignment................................................................ 18
   Guaranteed Minimum Income Payments........................................ 18
   Purchase Payments......................................................... 19
   Grace Period.............................................................. 20
   Reinstatement............................................................. 21
   Scheduled Purchase Payments............................................... 21
   Allocation of Purchase Payments........................................... 21
   Valuation Day and Valuation Period........................................ 22
   Valuation of Accumulation Units........................................... 22

Surrender and Partial Withdrawals............................................ 22

Charges and Other Deductions................................................. 24
   Surrender Charges......................................................... 25
   Deductions from the Variable Account...................................... 27
   Deductions for Taxes...................................................... 27
   Other Charges and Deductions.............................................. 27

The Death Benefit............................................................ 27
   Death Benefit Upon Death of an Owner Before the Annuity Commencement Date. 27
   Death Benefit Amount...................................................... 28
   Required Distributions.................................................... 28
   Distribution Rules........................................................ 28
   Death Benefit After the Annuity Commencement Date......................... 29

Benefits at Annuity Commencement Date........................................ 29
   Guaranteed Minimum Income Payments........................................ 30

Optional Payment Plans.................................. 31

Federal Income Tax Matters.............................. 32
   Introduction......................................... 32
   Taxation of Non-qualified Contracts.................. 33
   Qualified Retirement Plans........................... 35
   Federal Income Tax Withholding....................... 38
   State Income Tax Withholding......................... 38
   Tax Status of the Company............................ 38
   Changes in the Law................................... 38

Requesting Payments..................................... 38

Sales of the Contract................................... 39

Legal Proceedings....................................... 40

Additional Information.................................. 41
   Owner Questions...................................... 41
   Return Privilege..................................... 41
   State Regulation..................................... 41
   Evidence of Death, Age, Gender or Survival........... 41
   Records and Reports.................................. 41
   Other Information.................................... 41

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following defined terms are used throughout this prospectus:

Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

Contract Value -- The sum of your contract's Guarantee Account Value and the Subaccount Value.

Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

General Account -- Assets of the Company other than those allocated to the Variable Account or any other segregated asset account of the Company.

Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).

Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

Income Payment -- One of a series of payments made under either monthly income payments at the Annuity Commencement Date or one of the Optional Payment Plans.

Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

Purchase Payment -- Any payment applied to the contract.


Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.


Subaccount -- A division of the Variable Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares.


Subaccount Value -- The Subaccount Value is equal to:

  .  the sum of all Scheduled Installments made to the Subaccount; plus

  .  amounts adjusted for the reinvestment of dividends; plus or minus

  .  net capital gains or losses (realized or unrealized); minus

  . any contract charges (including any premium tax and surrender charges assessed); plus or minus

  .  partial withdrawals repaid to or taken from the Subaccount.

Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Service Center, less any applicable premium tax and surrender charge, if applicable.

Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


Variable Account -- Genworth Life of New York VA Separate Account 1, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Contract Year in which Surrender Charge (as a
 payments withdrawn or surrendered)                surrender or partial   percentage of the lesser
                                                   withdrawal is made     of Scheduled
                                                                          Installments made to
                                                                          date, not previously
                                                                          withdrawn and the
                                                                          amount withdrawn or
                                                                          surrendered)/1/
                                                   -----------------------------------------------
                                                             1                       9%
                                                             2                       8%
                                                             3                       7%
                                                             4                       6%
                                                             5                       5%
                                                             6                       4%
                                                             7                       3%
                                                             8                       2%
                                                         9 or after                  1%
--------------------------------------------------------------------------------------------------
 Annual Interest Rate Charged on
   Missed Scheduled Installments/2/                                                  6%
--------------------------------------------------------------------------------------------------
 Annual Interest Rate Charged on
   Missed Withdrawal Repayments/3/                                                   6%
--------------------------------------------------------------------------------------------------


/1/Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years).

/2/If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

/3/You must repay the amount of any withdrawals from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.



Periodic Charges Other Than Expenses for the Total Return Fund
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------



For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision.

The next item shows the total annual operating expenses charged by the Total Return Fund that you may pay during the time that you own the contract. Effective on May 1, 2006, GE Investments Funds, Inc. adopted a multiple class plan for the Total Return Fund. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.



Annual Portfolio Expenses/1/
  (as a percentage of average net assets) Class 1  Class 3
-----------------------------------------------------------
Management Fees/2/                          0.32%    0.32%
-----------------------------------------------------------
Distribution and Service (12b-1) Fees       None     0.30%
-----------------------------------------------------------
Other Expenses/3,4/                         0.28%    0.08%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.60%    0.70%
-----------------------------------------------------------
Contractual Fee Waiver/Reimbursement/5/    (0.07%)  (0.07%)
-----------------------------------------------------------
Net Annual Portfolio Operating Expenses     0.53%    0.63%
-----------------------------------------------------------



/1/The expense information for Class 1 shares reflects actual expenses during the fiscal year ended December 31, 2006, plus amounts expected to be incurred pursuant to the Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares) for a full fiscal year. The expense information for Class 3 shares reflects actual expenses incurred during the fiscal period between May 1, 2006 to December 31, 2006, on an annualized basis.


/2/The Management Fees fluctuate based upon the average daily net assets of the Total Return Fund and may be higher or lower than that shown above.


/3/The Distribution and Service (12b-1) Fees and Other Expenses of the Total
   Return Fund solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.

/4/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (12b-1) Fees. Other Expenses also include Investor Service Plan fees (only for Class 1 shares) and fees and expenses associated with investments in investment companies, such as ETFs, and certain other funds and pooled cash vehicles ("Acquired Fund Fees and Expenses"). For the fiscal year ended December 31, 2006, the Acquired Fund Fees and Expenses were less than 0.01% of the average daily net assets of Class 1 shares and Class 3 shares.

/5/Pursuant to an agreement with the Total Return Fund, GE Asset Management
   Incorporated, the investment adviser of the Total Return Fund, has agreed to limit the total operating expenses charged to Total Return Fund assets attributable to the Class 1 and Class 3 shares (excluding class specific expenses (such as Investor Service Plan fees and the Distribution and Service (12b-1) Fees), Acquired Fund Fees and Expenses and interest, taxes, brokerage commissions, other expenditures that are capitalized, and other extraordinary expenses not incurred in the ordinary course of the Total Return Fund's business) to 0.32% of the average daily net assets of the Total Return Fund attributable to such shares. Under the agreement, this expense limitation will continue in effect until April 30, 2009 and can only be changed with the approval of the Total Return Fund and GE Asset Management Incorporated.

The expenses for the Total Return Fund are deducted by the Total Return Fund before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus. Information relating to the Total Return Fund was provided by the Total Return Fund and not independently verified by us.

Examples


The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract charges, and fees and expenses for the Total Return Fund -- Class 3 shares. The expenses in the Examples would be lower if Class 1 shares were used instead.


The Examples show the dollar amount of expenses that would bear directly or indirectly if you:


  .  invested $10,000 in the contract for time periods indicated;


  .  earned a 5% annual return on your investment; and

  .  surrendered your contract at the end of the stated time period.


The Examples below assume total Variable Account annual expenses of 1.50% (deducted daily at an effective annual rate of the assets in the Variable Account).

As these are Examples, your actual expenses may be higher or lower than those shown below. The Examples do not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.



Costs Based on Annual Portfolio Expenses
----------------------------------------
 1 Year     3 Years   5 Years  10 Years
 ------    --------- --------- ---------
$1,123.08  $1,388.15 $1,679.64 $2,633.93



The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time periods.



Costs Based on Annual Portfolio Expenses
----------------------------------------
1 Year    3 Years   5 Years   10 Years
------    -------  ---------  ---------
$233.08   $688.15  $1,179.64  $2,533.93



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed.


Deductions for premium taxes are not reflected, but may apply.


CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Variable Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:



                                                  Number of
                     Accumulation  Accumulation  Accumulation
                     Unit Value at Unit Value at   Units at
                     Beginning of     End of        End of
Subaccount              Period        Period        Period    Year
------------------------------------------------------------------
GE Investments
 Funds, Inc.
------------------------------------------------------------------
  Total Return Fund     $11.87        $13.30       176,268    2006
   -- Class 1            11.63         11.87       101,224    2005
   shares                10.91         11.63        32,826    2004
                         10.00         10.91            --    2003
------------------------------------------------------------------
  Total Return Fund
   -- Class 3
   shares               $10.00        $10.62           355    2006
------------------------------------------------------------------



SYNOPSIS

How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount or in the Guarantee Account. Amounts allocated to the Guarantee Account may not be greater than 13 Scheduled Installments.


Purchase Payments received will be allocated as follows:

Purchase Payment Allocation Table



Type of Payment   When Received   Where Allocated
-------------------------------------------------
Scheduled       Monthly Due Date  Subaccount
Purchase
Payment or
portion thereof
-------------------------------------------------
Scheduled       Before Monthly    Guarantee
Purchase        Due Date          Account
Payment or
portion thereof
-------------------------------------------------
Scheduled       After Monthly Due Subaccount for
Purchase        Date              any past due
Payment or                        Scheduled
portion thereof                   Installment
                                  (including
                                  interest), then
                                  Guarantee
                                  Account for
                                  remainder
-------------------------------------------------
Purchase        On or After       Guarantee
Payment in an   Contract Date     Account
Amount Greater
than Scheduled
Purchase
Payment
-------------------------------------------------



Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.

On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract", the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions.


Investments in the Subaccount vary with the investment performance of the Total Return Fund. Over time, we transfer Purchase Payments temporarily allocated to the Guarantee Account, plus any interest earned, to the Subaccount.

Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.


Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying any missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s).

The missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.


In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.


Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.


What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

   (1) you remain subject to the Purchase Payment limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

   (2) you will NOT have Guaranteed Minimum Income Payments when you annuitize the contract.


What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount ("Scheduled Installments") during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed.


When you apply for a contract, you provide us with:

  . the length of the Accumulation Period you desire. The Accumulation Period must be at least 10 years;

  . the minimum number of years (between 10 and 50, in five year increments) for which you would like income payments to be made; and

  .  one of the following items of information:

    .  the amount of the Guaranteed Minimum Income Payment you want; or

    .  how much you want to pay per month.

We use this information to establish your Scheduled Installments.

Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.

How do I pay the Scheduled Installments? You may pay Scheduled Installments by making Scheduled Purchase Payments (Scheduled Purchase Payments may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).


See the "Scheduled Purchase Payments" provision.


By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.


May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. See "The Contract" provision.


How does it work if I make more than one Scheduled Installment at a time? Although we designed the contract as a Scheduled Purchase Payment contract, you may make multiple Scheduled Purchase Payments provided such amount does not exceed an amount equal to 13 months of Scheduled Installments. Any amount paid that is greater than one Scheduled Installment will be allocated to the Guarantee Account. These payments will, in turn, be used to make your monthly Scheduled Installments for the number of months the payment received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly Scheduled Installments at any one time.

For example, if you make a payment that is equal to 13 months of your Scheduled Installments and five months later (after five Scheduled Installments have been transferred from the Guarantee Account to the Subaccount) you wish to make another subsequent Purchase Payment, you may only make a Purchase Payment equal to or less than five Scheduled Installments.


What is the Variable Account? The Variable Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Variable Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Variable Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Variable Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Variable Account" provision in this prospectus.


Is the contract available as a Qualified Contract or a Non-Qualified
Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.

What surrender charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender charge.

For amounts partially withdrawn or surrendered from the contract, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months from the date withdrawn are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your partial withdrawal or surrender, the surrender charge will be anywhere from 9% to 1% of the lesser of:

   (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

   (2) the amount withdrawn.


We may waive the surrender charge if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision.

Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.


If the state in which you live assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from Purchase Payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions.

The Total Return Fund also has certain expenses. These include management fees, as well as 12b-1 fees or service share fees, and other expenses associated with its daily operations. See the "Fee Tables" provision. These expenses are more fully described in the prospectus for the Total Return Fund.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision.


How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

  .  your Contract Value;

  .  whether you are receiving Guaranteed Minimum Income Payments;

  .  the age and gender of the Annuitant(s); and

  .  the specific payment plan you choose.


See the "Benefits at Annuity Commencement Date" provision.

What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any, becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation of the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision.


May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge. Partial withdrawals will be made first from the Guarantee Account, then the Subaccount, unless you request otherwise.


You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender charge. In order to receive the lump sum payment, you must notify us, in writing, at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Income Tax Matters" provision.


You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you took the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

 For example:


 Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2008.

 You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2009 (in addition to paying your regularly Scheduled Installments).

 On August 1, 2008 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2008 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

Partial withdrawals from the Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment but you may have to increase the amount of your scheduled Purchase Payments since amounts withdrawn from the Guarantee Account will not be available for Scheduled Installments. In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision.


For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

Do I have a return privilege? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative within 15 days after its delivery (or longer if required by applicable law) and we will cancel the contract.


If you exercise this right, we will cancel the contract as of the Valuation Day we receive it. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the contract. See the "Additional Information -- Return Privilege" provision.


What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Income Tax Matters" provision.


INVESTMENT RESULTS


At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, and assuming Variable Account charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund, the Total Return Fund's charges and expenses (including 12b-1 fees and/or service share fees), and other charges associated with the contract, including the mortality and expense risk charges. Standardized total returns also reflect surrender charges. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


FINANCIAL STATEMENTS


The financial statements for the Company and the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 800.313.5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov (word search RetireReady/SM/ Retirement Answer New York under Company Filings). The SEC website is a uniform resource locator (URL) and an inactive textual reference only; this reference is not intended to incorporate the SEC website into this prospectus.


THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage

Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate investment account on April 1, 1996. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.


Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares.


The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.


If permitted by law, we may deregister the Variable Account under the 1940 Act in the event registration is no longer required, manage the Variable Account under the direction of a committee, or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Subaccount and the Total Return Fund

The Subaccount of the Variable Account offered in the contract invests in shares of the Total Return Fund, which is registered with the SEC under the 1940 Act as an open-end management investment company. GE Investments Funds, Inc. adopted a multiple class plan for the Total Return Fund effective May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares.


Before investing in the contract, carefully read the prospectus for the Total Return Fund, along with this prospectus. We summarize the investment objective of the Total Return Fund in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:

Investment Objective                               Adviser
-----------------------------------------------------------------------
Seeks the highest total return,        GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------


We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay death proceeds, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to Owners as additional units, but instead reflect them in unit values.

We have entered into an agreement with GE Investments Funds, Inc. (participation agreement) setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return Fund. The discussion that follows reflects the terms of the current agreement. Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, GE Investments Funds, Inc. and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of Owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. GE Investments Funds, Inc. currently does not foresee any such disadvantage to Owners. Nonetheless, the Board of Directors of GE Investments Funds, Inc. monitors the Total Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting Owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the Subaccount might be required to withdraw its investment in the Total Return Fund and substitute shares of a different mutual fund. This might force the Total Return Fund to sell its portfolio securities at a disadvantageous price.

We have entered into an Administrative Services Agreement with GE Asset Management Incorporated ("GEAM") to compensate us for providing services in the nature of "personal services and/or maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein. GEAM has agreed to pay us an amount equal to 0.076% (for Class 1 shares) and 0.05% (for Class 3 shares) of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Payments of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.

With regard to the Total Return Fund -- Class 1 shares, GE Investments Funds, Inc. has adopted an Investor Services Plan (the "Services Plan") pursuant to which the Total Return Fund may compensate us for performing certain investor services specified therein necessary to administer the contracts (including account maintenance, record-keeping, and administrative other services) and to facilitate GE Investments Funds, Inc.'s provision of services to investors in the Total Return Fund -- Class 1 shares. Pursuant to an Investor Services Agreement related to the Services Plan, GE Investments Funds, Inc. pays us for such services at an annual rate not to exceed 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares. The Services Plan and the Investor Services Agreement were effective May 1, 2006. We were paid $2,543 for the year-ended December 31, 2006 pursuant to the Services Plan and Investor Services Agreement.

With regard to the Total Return Fund -- Class 3 shares, pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of GE Investments Funds, Inc. adopted a Distribution and Service (12b-1) Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing Total Return Fund -- Class 3 shares. Pursuant to a distribution agreement between the GE Investment Funds, Inc. and its principal underwriter and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum annual rate of 0.30% of the average daily net assets of the Total Return Fund attributable to Class 3 shares. The Distribution Plan and the related agreements were effective May 1, 2006. Capital Brokerage Corporation was paid $3 for the year-ended December 31, 2006 pursuant to the Distribution Plan.

In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


Voting Rights


As required by law, we will vote shares of the Total Return Fund held in the Variable Account at special shareholder meetings based on instructions from you. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

Whenever the Total Return Fund calls a shareholder meeting, Owners with voting interests in the Total Return Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote shares of the Total Return Fund for which no instructions are received (or instructions are not received timely) in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all Owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the of Total Return Fund.


Changes to the Variable Account and the Subaccount

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should no longer be available, or if investment in the Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund, and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.


The Subaccount -- Policies and Procedures


We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it only has one Subaccount investing in one Portfolio and transfers to that Subaccount may only be made at a prescribed period for a prescribed amount.


In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Guarantee Account. See "The Contract -- Purchase Payments" provision.


The Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

THE CONTRACT

The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract.

Purchasing a
Contract


You may purchase a contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision.



If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately unless you specifically authorize us to keep the initial Purchase Payment until the application is complete. Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Any amount received that is greater than one monthly Scheduled Installment amount but no greater than an amount causing your assets in the Guarantee Account to exceed 13 monthly Scheduled Installments will be allocated to the Guarantee Account. Any amount received that exceeds the amount permitted under the contract will be returned to you within 7 days. See the "Purchase Payments" provision. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

To apply for a contract, you must be of legal age in the State of New York. The Annuitant(s) must be younger than age 71 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, or other non-tax related benefits. Please consult a tax adviser to determine whether this contract is an appropriate investment for you.


Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract or variable life insurance policy for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled Purchase Payments or subsequent Purchase

Payments (provided the amount received from the 1035 exchange does not exceed 13 months of Scheduled Installments). Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. Your may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange in your best interest. Please note that the person who sells you this contract will generally earn a commission.


Ownership

As Owner(s), you have all the rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.


Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner. Changing the non-natural Owner may have negative tax consequences and you should consult a tax adviser before doing so.

Annuitant/Joint Annuitant

An Annuitant must be named. Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.


Assignment


An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.


Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Income Tax Matters" provision.


Guaranteed Minimum Income Payments

The contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:


   (1) if you pay any missed Scheduled Installment(s) with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity

       Commencement Date which must be a date at least 10 years from the date the contract is issued); and

   (2) you make no more than 24 Scheduled Installments over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).


Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" provision for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.


Purchase Payments

General.  Purchase Payments received will be allocated as follows:

   (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

   (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

   (3) Any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause the assets in the Guarantee Account to be greater than that amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

   (1) Scheduled Purchase Payments; or

   (2) transfers from the Guarantee Account (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).


The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without our prior approval. See the "Purchase Payment Allocation Table" in the "Synopsis" provision.


Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract.

We establish the amount and number of Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.

In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date.

When you apply for a contract, your application must provide us with:

  . the Annuity Commencement Date (which may not be changed after the contract is issued);

  .  the age (and for Non-Qualified Contracts, the gender) of the Annuitant(s);

  . the Accumulation Period (the Accumulation Period must be at least 10 years);

  . the minimum number of years (between 10 and 50, in five year increments) for which you would like Income Payments to be made; and

  .  one of the following items of information:

    -- the amount of the Guaranteed Minimum Income  Payment you want; or

    -- how much you want to pay in Scheduled Purchase  Payments.

With either item of information, we can determine the other item.

You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

  .  expected mortality;

  .  persistency;

  .  length of Accumulation Period;

  .  length of certain period;

  .  expected investment performance; and

  .  length of maintenance, acquisition and distribution expenses.

Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.

Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.


See the "Guaranteed Minimum Income Payments" provision.


Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. For contracts issued on or after May 1, 2006, the minimum monthly Scheduled Installment is $250. For contracts issued prior to May 1, 2006, the minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

   (1) by making Scheduled Purchase Payments when due; or

   (2) by making transfers from the Guarantee Account (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account value to make up the missed Scheduled Purchase Payment. If the Guarantee Account value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


Transfers cannot be made to the Subaccount at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.


Grace Period

The contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period, an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum Income Payments unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.

Reinstatement

We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled
Installment(s), or the missing portion thereof, within the earlier of:

   (1) one year of its Monthly Due Date; or

   (2) the Annuity Commencement Date.


You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.


We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:


   (1) to the missed portion of the Scheduled Installment; and then

   (2) interest on any missed Scheduled Installment(s).

If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" provision.


Scheduled Purchase Payments

When we issue a contract, we will send you a contract data page which includes your schedule of Scheduled Purchase Payments. The minimum Scheduled Purchase Payment is $25.00.


You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date.


In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account. These payments will be used to make your monthly Scheduled Installments for the number of months the payments received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 months Scheduled Installments at any one time.


We will return within 7 days of receipt, any Purchase Payment (or any portion thereof) that causes the amount allocated to the Guarantee Account to exceed 13 months of Scheduled Installments. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without our prior approval.


Allocation of Purchase Payments

We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. Any amount received that is greater than your monthly Scheduled Purchase Payment will be allocated to the Guarantee Account. However, Purchase Payments received must not cause your assets allocated to the Guarantee Account to exceed an amount equal to 13 Scheduled Installments. Any amount received that causes the Guarantee Account to exceed 13 Scheduled Installments will be returned to you within 7 days of receipt. Amounts in the Guarantee Account will then be transferred systematically on a monthly basis to the Subaccount in the amount of your Scheduled Installments until your assets in the Guarantee Account are liquidated.

Purchase Payment Allocation Table


Type of Payment   When Received    Where Allocated
---------------------------------------------------
Scheduled       Monthly Due Date  Subaccount
Purchase
Payment or
portion thereof
---------------------------------------------------
Scheduled       Before Monthly    Guarantee
Purchase        Due Date          Account
Payment or
portion thereof
---------------------------------------------------
Scheduled       After Monthly Due Subaccount for
Purchase        Date              any past due
Payment or                        Scheduled
portion thereof                   Installment, then
                                  Guarantee
                                  Account for
                                  remainder
---------------------------------------------------
Purchase        On or After       Guarantee
Payment in an   Contract Date     Account
Amount Greater
than Scheduled
Purchase
Payment
---------------------------------------------------


Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for on days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.


Valuation of Accumulation Units

Upon allocation or transfer to the Subaccount, we convert payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated to the Subaccount increase the number of Accumulation Units credited to the contract.

Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.


The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution, so that the unit value is not impacted. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information.

SURRENDER AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions set forth below.

Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Service Center in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:


   (1) first from the Guarantee Account; and

   (2) then from the Subaccount.

Partial withdrawals and surrender may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Deductions" provision. A partial withdrawal may also reduce the amount of your Death Benefit. See the "Death Benefit" provision.


You may need to make Scheduled Purchase Payments when you otherwise would not if you take partial withdrawals from the Guarantee Account, since such amounts will no longer be available for monthly Scheduled Installments.

You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charge will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.


You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision.

Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision.


We will delay making a payment if:

   (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Variable Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our Owners.

Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.


In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision for more information on circumstances in which we may delay making payments under the contract.

Partial withdrawals and surrender may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision.


Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Service Center. You only can surrender your contract by writing our Service Center.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;

  . confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

To request a telephone withdrawal, please call us at 800.313.5282.


Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center at the address listed on page 1 of this prospectus.

Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

  .  the amount you receive from the Subaccount; plus

  . interest we assess on the amount withdrawn from the date of the partial withdrawal until the date of repayment; plus

  . the amount of any premium taxes assessed on amounts withdrawn from the Subaccount.

We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age
59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

Partial withdrawals from the Guarantee Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.


Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date our Service Center receives your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day our Service Center receives your request, less any applicable surrender charge and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision.


CHARGES AND OTHER DEDUCTIONS


We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts, including the surrender charge and access charge, if applicable. See below and the "Sales of the Contract" provision.

We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  monthly billing and electronic fund transfer transactions;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  maintaining an internet service site; and


  .  furnishing telephone and internet transaction services.


The risks we assume include:

  . the risk that the Guaranteed Minimum Income Payments will exceed the calculated variable Income Payments;

  .  the risk that the Death Benefit will be greater than the Surrender Value;

  . the risk that Annuitant(s) will live longer than we assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charges


We may assess a surrender charge on partial withdrawals of Contract Value or surrender of the contract.


Unless we receive other instructions, we will first withdraw amounts from:

   (1) the Guarantee Account; then

   (2) from the Subaccount.

We will deduct any surrender charge from the amounts you withdraw.

The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

   (1) Scheduled Installments made to date and not previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

   (2) the amount withdrawn.

The surrender charge percentage is as follows:

                              Surrender Charge
                             (as a Percentage of
                           the Lesser of Scheduled
                            Installments Made to
     Contract Year in      Date and not Previously
Which Surrender or Partial    Withdrawn and the
    Withdrawal is Made        Amount Withdrawn)
--------------------------------------------------
            1                        9%
            2                        8%
            3                        7%
            4                        6%
            5                        5%
            6                        4%
            7                        3%
            8                        2%
       9 and after                   1%
--------------------------------------------------

Examples:

 Assuming:

  .  you have made Purchase Payments of $18,000;

  . your Contract Value is $20,000 ($17,000 in the Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

  .  you request a partial withdrawal of $10,000 in Contract Year 5; and

  .  you are not eligible for reduced Guaranteed Minimum Income Payments.

 Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

The following chart depicts the partial withdrawal.

                                               Account
                                ------------------------------------
                                              Guarantee
                                 Subaccount    Account      Total
---------------------------------------------------------------------
Beginning Contract Value        $     17,000   $ 3,000  $     20,000
---------------------------------------------------------------------
Amount Withdrawn                $      7,000   $ 3,000  $     10,000
---------------------------------------------------------------------
Remaining Contract Value        $     10,000   $     0  $     10,000
---------------------------------------------------------------------
Surrender Charge                $       (350)  $  (150) $       (500)
---------------------------------------------------------------------
Net Amount Paid to You          $      6,650   $ 2,850  $      9,500
---------------------------------------------------------------------
Amount to Reinstate Guaranteed
 Minimum Income Payment         $      6,650            $      6,650
 (+ Interest)                    (+ interest)  $     0   (+ interest)
---------------------------------------------------------------------
Amount we add to the Subaccount $        350   $     0  $        350
---------------------------------------------------------------------
Account Value After Repayment*  $     17,000   $     0  $     17,000
---------------------------------------------------------------------

*Assuming no growth in the Subaccount.

 However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

 You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

 Current market conditions may affect the impact of the surrender charges on your contract.

 Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

 Waiver of Surrender Charges. We will waive all surrender charges if you surrender your contract and apply your Contract Value to one of the following Optional Payment Plans:

   (1) Optional Payment Plan 1 (Life Income with Period Certain); or

   (2) Optional Payment Plan 2 (Joint Life and Survivor Income).

If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, minus any premium tax. See the "Optional Payment Plans" provision in this prospectus.

In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision.

Deductions from the Variable Account

We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. This charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.


Deductions for Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, Income Payments, and Death Benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

The Total Return Fund incurs certain fees and expenses. To pay for these charges, the Total Return Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the Total Return Fund.


We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. We also assess interest at an annual effective rate of 6.0% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of the repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions.

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision.


THE DEATH BENEFIT


Death Benefit Upon Death of an Owner Before the Annuity Commencement Date

If any Owner, other than a spousal Joint Owner (or Annuitant, if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary.


We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Service Center. Until we receive due proof of death and all required forms, Purchase Payments, if received, will continue to be applied to the Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account and the Guarantee Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.


Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision.

Death Benefit Amount

The Death Benefit equals the greater of:

  . the sum of Purchase Payments received minus partial withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Service Center; and

  . the Contract Value as of the Valuation Day we receive due proof of death and all required forms at our Service Center.

Required Distributions

In certain circumstances, federal tax law requires that distributions be made under the contract upon the death of:

  .  an Owner or Joint Owner; or

  . the Annuitant or Joint Annuitant, if any Owner is a non-natural person (i.e., an entity, such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

   (1) Owner or Joint Owner;

   (2) Primary Beneficiary;

   (3) Contingent Beneficiary; or

   (4) Owner's estate.

If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.


We should be notified immediately by telephone or in writing upon the death of an Owner or an Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional Purchase Payments will be accepted (unless the Designated Beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named Designated Beneficiary(ies) and any other information necessary to process applicable proceeds.


Distribution Rules

The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

  . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased, and a Joint Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and the Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

  . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

      (1) receive the Death Benefit and any interest that has been earned in one lump sum payment upon receipt of due proof of death and all required forms;


      (2) receive the Death Benefit at any time during the five year period following the date of death. See the "Requesting Payments" provision;


      (3) apply the Death Benefit to provide an Income Payment under Optional Payment Plan 1 or Optional Payment Plan 2. The first Income Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Service Center, we will pay the Death Benefit at any time during the five year period following the date of death (number (2) above). We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Purchase Payments, and surrender charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.


Death Benefit After the Annuity Commencement Date


If any Annuitant dies after the Annuity Commencement Date, monthly Income Payments will be made as stated in the section discussing monthly income payments. See the "Benefits at Annuity Commencement Date" provision in this prospectus.

BENEFITS AT ANNUITY COMMENCEMENT DATE


You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants).


If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

The dollar amount of the first Annual Variable Annuity Benefit is a function of:

  .  the amount of your Contract Value on the Annuity Commencement Date; and

  .  the annuity purchase rates shown in your contract.

The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

   (1) dividing the Contract Value on the Annuity Commencement Date (less any applicable premium tax) by $1,000; and

   (2) multiplying the result by the applicable annuity purchase rate.

This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.

The Annuity Unit value equals (a) x (b) where:

   (a) equals the Annuity Unit value for the preceding Valuation Period; and

   (b) equals (i) x (ii) where:

      (i) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

     (ii) is an assumed discount rate equal to .99990575 raised to a power equal to the number of days in the Valuation Period.

If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments

If the Guaranteed Minimum Income Payment is in Effect

If you meet the conditions required under the contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest and your Annuity Commencement Date was at least 10 years from the date the contract was issued), your monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.


We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:


   (a) is zero (0); and

   (b) is 12 times the Guaranteed Minimum Income Payment minus 12 times the initial Calculated Level Monthly Benefit.

Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

   (a) is the subsequent Calculated Level Monthly Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

   (b) is the Guaranteed Minimum Income Payment.

For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

   (a) is zero (0); and

   (b) is the value of the Adjustment Account as of the date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state premium tax (if any), and whether the contract is qualified or non-qualified.

Reduced Guaranteed Minimum Income Payments

For Qualified Contracts, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date.

The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:


  . Miss a Scheduled Installment and do not pay that Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6%. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or


  . Take any withdrawals from the Subaccount and do not repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.

If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.

We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

   (a) is the total of Scheduled Installments paid to the Subaccount and not previously withdrawn prior to the Default Date;

   (b) is the total Scheduled Installments that are required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and

   (c) is the Guaranteed Minimum Income Payment (as shown on your contract's Data Pages).

Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

  . if partial withdrawals are taken from the Subaccount once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

  . we will not further reduce your Guaranteed Minimum Income Payments as described above;

  . you may not begin Income Payments prior to the Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

If the Guaranteed Minimum Income Payment is not in Effect

If the Guaranteed Minimum Income Payment is not in effect, you may still receive Income Payments or elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

OPTIONAL PAYMENT PLANS

You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Benefit Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1 or Optional Payment Plan 2, then the amount applied to the Optional Payment Plan is the Contract Value, minus any premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.

During the Annuitant's life and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Service Center in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision.


We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.


The Optional Payment Plans listed below are available with fixed or variable payments. You must select one or the other; a combination is not permitted.


Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender.


Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision.


Optional Payment Plans. The contract provides two Optional Payment Plans, each of which is payable on a fixed or variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

   Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make periodic payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment to the survivor's estate, unless otherwise provided.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option.

Payments made under Optional Payment Plan 1 and Optional Payment Plan 2 are not redeemable.


FEDERAL INCOME TAX MATTERS


Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.


Tax deferral on earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:


  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Variable Account must be "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure on the untaxed income accumulated in the contract and for each subsequent year on that year's income under the contract.


Although we do not control the investments of the Total Return Fund, we expect that the Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."


Age at which Income Payments must begin. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and full surrender. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other such transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.


It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.


Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

Before the contract's Annuity Commencement Date.

  . The Death Benefit is taxed in the same manner as Income Payments, if the Death Benefit is received under an Optional Payment Plan.


  . If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender or a partial withdrawal depending on the manner in which the death benefit is paid.


After the contract's Annuity Commencement Date. The Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract," provided the Death Benefit is received in accordance with the existing Optional Payment Plan. All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.


Penalty taxes payable on partial withdrawals, surrender, or Income Payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:


  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);


  . you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  . the beneficiary receives on or after the death of the Owner (or the Annuitant, if the Owner is not a natural person).


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract; and/or

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.


The effects of these rules are not clear. However, these rules could affect:


  . the amount of a surrender, partial withdrawal or Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges. Under section 1035 of the Code, the exchange of one annuity contract (or life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn of the availability of Qualified Contracts at any given time.


The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.


The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs). IRAs permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contracts for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs. Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the Purchase Payments made within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.


Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; and reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.

If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature could increase the amount of the minimum required distribution that must be taken from your contract.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of Purchase Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

  . the Code does not allow a deduction for Purchase Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract;

  . Under most qualified retirement plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the Owner's lifetime.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


Under most qualified retirement plans, the participant must begin receiving payments made from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 for Traditional IRAs and SEPs and for other Qualified Contracts, and April 1 of the calendar year following the later of the calendar year in which the Owner attains age 70 1/2 or the calendar year in which the employee (except for a 5 percent owner) retires. Roth IRAs do not require any distributions during the Owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.


When distributions are to be made for married participants under certain Qualified Contracts, the form of the distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:


  .  received on or after the Owner reaches age 59 1/2;

  . received on or after the Owner's death or because of the Owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer; or


  . to the extent it does not exceed the amount allowable as a deduction to the Owner, amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.

Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting a direct rollover of your after-tax contributions in certain circumstances. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to

20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your Designated Beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account for the Designated Beneficiary called the "Secure Access Account" in the amount of the Death Benefit.

When establishing the Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our Owners.

We reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the Total Return Fund, requests for surrenders, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACT


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


Capital Brokerage Corporation offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
800.289.9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.


Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.4% of the Purchase Payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments received.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.0% of the Purchase Payments received. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2006, 2005 and 2004, $8.7 million, $ 5.9 million and $6.0 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Variable Account and any new Purchase Payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within the 15-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to your registered representative or to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Department of Insurance.

Our books and accounts are subject to review and examination by the New York Department of Insurance at all times. The New York Department of Insurance conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender or Survival

We may require proof of age, gender, death or survival of any person or persons before acting on any applicable contract provision.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value, including your value in the Subaccount and the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the GE Investments Funds, Inc. -- Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from the Guarantee Account to the Subaccount, or take partial withdrawals.

Other Information


We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus).

TABLE OF CONTENTS

Statement of Additional Information


              The Company..................................................  B-3

              The Variable Account.........................................  B-4

              The Contracts................................................  B-4
                 Net Investment Factor.....................................  B-4

              Termination of Participation Agreement.......................  B-5

              Calculation of Performance Data..............................  B-5
                 The Subaccount............................................  B-5
                 Other Performance Data....................................  B-6

              Tax Matters..................................................  B-7
                 Taxation of Genworth Life Insurance Company of New York...  B-7
                 IRS Required Distributions................................  B-7

              General Provisions...........................................  B-8
                 Using the Contract as Collateral..........................  B-8
                 The Beneficiary...........................................  B-8
                 Non-Participating.........................................  B-8
                 Misstatement of Age or Gender.............................  B-8
                 Incontestability..........................................  B-8
                 Statement of Values.......................................  B-9
                 Trust as Owner or Beneficiary.............................  B-9
                 Written Notice............................................  B-9

              Legal Developments Regarding Employment-Related Benefit Plans  B-9

              Regulation of Genworth Life Insurance Company of New York....  B-9

              Experts...................................................... B-10

              Financial Statements......................................... B-10


                  Genworth Life Insurance Company of New York


                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                            Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling 800.313.5282.


Genworth Life Insurance Company of New York
Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form NY1162 3/01, to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                  NY1162 3/01

                                  Issued by:
                  Genworth Life Insurance Company of New York


                Genworth Life of New York VA Separate Account 1


                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230

                        Telephone Number: 800.313.5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Scheduled Purchase Payment Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     800.313.5282

Or write: Genworth Life Insurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative.



The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company................................................................  B-3

The Variable Account.......................................................  B-4

The Contracts..............................................................  B-4
   Net Investment Factor...................................................  B-4

Termination of Participation Agreement.....................................  B-5

Calculation of Performance Data............................................  B-5
   The Subaccount..........................................................  B-5
   Other Performance Data..................................................  B-6

Tax Matters................................................................  B-7
   Taxation of Genworth Life Insurance Company of New York.................  B-7
   IRS Required Distributions..............................................  B-7

General Provisions.........................................................  B-8
   Using the Contract as Collateral........................................  B-8
   The Beneficiary.........................................................  B-8
   Non-Participating.......................................................  B-8
   Misstatement of Age or Gender...........................................  B-8
   Incontestability........................................................  B-8
   Statement of Values.....................................................  B-9
   Trust as Owner or Beneficiary...........................................  B-9
   Written Notice..........................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans..............  B-9

Regulation of Genworth Life Insurance Company of New York..................  B-9

Experts.................................................................... B-10

Financial Statements....................................................... B-10

The Company

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GLIC when Great Northern Insured Annuity Corporation merged with and into GLIC.




On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC), and affiliate of the Company. GLAIC is the surviving entity. Due to the mergers of FHL and FCL, GLAIC acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to the Company. As a result, GLAIC has a non-majority ownership interest in the Company. AML was merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").



We principally offer annuity contracts, Medicare supplement insurance and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.


We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Variable Account

In accordance with the Board Resolution establishing the Variable Account, such Variable Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net Purchase Payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

The Contracts

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The net investment factor of the Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the assets of the Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against the Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

      (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

      (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreement

The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund sells its shares to the Variable Account contains a provision regarding the circumstances in which the Agreement may be terminated.

The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

Calculation of Performance Data

From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

The Subaccount

Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.

We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund, after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account) and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account).

Total return does not consider the deduction of any premium taxes.

Total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

Past performance is not a guarantee of future results.

The Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Other non-standardized quotations of the Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of the Total Return Fund performance with standardized performance quotations.

Tax Matters


Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Federal Income Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

   (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that Owner's death; or

      (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to contracts issued as Qualified Contracts.

General
Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. See the "Federal Tax Matters" provision of this prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If an Annuitant's age or gender is misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after the report date. The statement will show Contract Value, Purchase Payments, and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


Regulation of Genworth Life Insurance Company of New York


Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiary as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated April 23, 2007 with respect to the consolidated financial statements Genworth Life Insurance Company of New York and subsidiary refers to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


Financial Statements


This Statement of Additional Information contains the financial statements for the Company, as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006 and the financial statements of the Variable Account, as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Variable Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2006

                                                                       Page
                                                                       -----
Independent Registered Public Accounting Firm's Report................   F-1

Statements of Assets and Liabilities..................................   F-3

Statements of Operations..............................................  F-30

Statements of Changes in Net Assets...................................  F-57

Notes to Financial Statements......................................... F-104

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares, Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, U.S. Equity Fund, Value Equity Fund, Total Return Fund -- Class 3 shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1, JPMorgan Insurance Trust Balanced Portfolio 1; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II, Legg Mason Partners Variable Investors Portfolio -- Class I, Legg Mason Partners Variable Strategic Bond

Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class II; Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 17, 2007

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2006

                                                             AIM Variable Insurance Funds
                                           -----------------------------------------------------------------
                                               AIM V.I.        AIM V.I.
                                                Basic           Capital        AIM V.I.         AIM V.I.
                                                Value        Appreciation     Core Equity     Global Real
                              Consolidated     Fund --          Fund --         Fund --      Estate Fund --
                                 Total     Series II shares Series I shares Series I shares Series II shares
                              ------------ ---------------- --------------- --------------- ----------------
Assets:
Investments at fair
  value (note 2b)............ $477,539,133    2,545,268         872,300         967,395         263,379
Dividend receivable..........    1,010,834           --              --              --              --
Receivable for units sold....    1,324,226          219              74              81              22
                              ------------    ---------         -------         -------         -------
       Total assets..........  479,874,193    2,545,487         872,374         967,476         263,401
                              ------------    ---------         -------         -------         -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       65,011          329             111             124              35
Payable for units
  withdrawn..................       49,348           --              --              --              --
                              ------------    ---------         -------         -------         -------
       Total liabilities.....      114,359          329             111             124              35
                              ------------    ---------         -------         -------         -------
Net assets attributable
  to variable annuity
  contract owners............ $479,759,834    2,545,158         872,263         967,352         263,366
                              ============    =========         =======         =======         =======
Investments in
  securities at cost......... $434,993,220    2,175,263         798,155         891,239         224,514
                              ============    =========         =======         =======         =======
Shares outstanding...........   36,223,016      192,241          33,268          35,540           9,219
                              ============    =========         =======         =======         =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                AIM Variable Insurance Funds
                                        (continued)               The Alger American Fund
                              -------------------------------- -----------------------------
                                                                                  Alger
                                  AIM V.I.                         Alger         American
                               International      AIM V.I.        American        Small
                                   Growth         Large Cap        Growth     Capitalization
                                  Fund --         Growth --     Portfolio --   Portfolio --
                              Series II shares Series I shares Class O Shares Class O Shares
                              ---------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    $2,773,786        212,570        574,532        777,278
Dividend receivable..........            --             --             --             --
Receivable for units sold....         9,741              1             37             --
                                 ----------        -------        -------        -------
       Total assets..........     2,783,527        212,571        574,569        777,278
                                 ----------        -------        -------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           413             28             67             91
Payable for units
  withdrawn..................            --             --             --            162
                                 ----------        -------        -------        -------
       Total liabilities.....           413             28             67            253
                                 ----------        -------        -------        -------
Net assets attributable
  to variable annuity
  contract owners............    $2,783,114        212,543        574,502        777,025
                                 ==========        =======        =======        =======
Investments in
  securities at cost.........    $2,429,312        190,661        667,216        640,898
                                 ==========        =======        =======        =======
Shares outstanding...........        95,156         15,505         13,938         27,350
                                 ==========        =======        =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global          Growth and       International       Large Cap         Small Cap
                                 Technology          Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............     $465,770          9,467,303         6,118,854         2,365,601          112,138
Dividend receivable..........           --                 --                --                --               --
Receivable for units sold....        4,099                 --            35,999                --            4,259
                                  --------          ---------         ---------         ---------          -------
       Total assets..........      469,869          9,467,303         6,154,853         2,365,601          116,397
                                  --------          ---------         ---------         ---------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           58              1,242               921               305               15
Payable for units
  withdrawn..................           --              2,678                --             1,529               --
                                  --------          ---------         ---------         ---------          -------
       Total liabilities.....           58              3,920               921             1,834               15
                                  --------          ---------         ---------         ---------          -------
Net assets attributable
  to variable annuity
  contract owners............     $469,811          9,463,383         6,153,932         2,363,767          116,382
                                  ========          =========         =========         =========          =======
Investments in
  securities at cost.........     $409,454          7,712,393         5,379,403         2,070,927           80,800
                                  ========          =========         =========         =========          =======
Shares outstanding...........       27,495            351,552           247,326            89,708            8,394
                                  ========          =========         =========         =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                            American
                                                                            Century
                                                                            Variable
                                                                         Portfolios II,
                              American Century Variable Portfolios, Inc.      Inc.
                              -----------------------------------------  --------------
                                 VP                                            VP
                              Income &       VP          VP       VP       Inflation
                               Growth   International Ultra(R)   Value     Protection
                              Fund --      Fund --    Fund --   Fund --     Fund --
                              Class I      Class I    Class I   Class I     Class II
                              --------  ------------- -------- --------- --------------
Assets:
Investments at fair
  value (note 2b)............ $465,349    1,170,240   770,934  1,981,658    900,486
Dividend receivable..........       --           --        --         --         --
Receivable for units sold....       --       29,047       177      4,604     13,409
                              --------    ---------   -------  ---------    -------
       Total assets..........  465,349    1,199,287   771,111  1,986,262    913,895
                              --------    ---------   -------  ---------    -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       60          178       101        263        132
Payable for units
  withdrawn..................      105           --        --         --         --
                              --------    ---------   -------  ---------    -------
       Total liabilities.....      165          178       101        263        132
                              --------    ---------   -------  ---------    -------
Net assets attributable
  to variable annuity
  contract owners............ $465,184    1,199,109   771,010  1,985,999    913,763
                              ========    =========   =======  =========    =======
Investments in
  securities at cost......... $381,271    1,039,800   747,678  1,711,802    911,826
                              ========    =========   =======  =========    =======
Shares outstanding...........   53,922      115,636    76,786    226,734     89,334
                              ========    =========   =======  =========    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                             BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------
                                                  BlackRock        BlackRock        BlackRock
                                 BlackRock          Global         Large Cap          Value
                              Basic Value V.I. Allocation V.I.    Growth V.I.     Opportunities
                                  Fund --          Fund --          Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets:
Investments at fair
  value (note 2b)............     $481,207        4,207,477          86,074          172,345
Dividend receivable..........       58,480          305,954              46          338,045
Receivable for units sold....           47           40,185               7               43
                                  --------        ---------          ------          -------
       Total assets..........      539,734        4,553,616          86,127          510,433
                                  --------        ---------          ------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           70              772              11               65
Payable for units
  withdrawn..................           --               --              --               --
                                  --------        ---------          ------          -------
       Total liabilities.....           70              772              11               65
                                  --------        ---------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............     $539,664        4,552,844          86,116          510,368
                                  ========        =========          ======          =======
Investments in
  securities at cost.........     $469,370        4,307,269          73,783          614,476
                                  ========        =========          ======          =======
Shares outstanding...........       30,341          311,434           7,332           85,320
                                  ========        =========          ======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                Columbia Funds Variable
                                   Insurance Trust I                    Dreyfus
                              --------------------------- ------------------------------------
                                                             Dreyfus               The Dreyfus
                                              Columbia     Investment    Dreyfus    Socially
                                Columbia      Marsico     Portfolios --  Variable  Responsible
                                Marsico    International     MidCap     Investment   Growth
                              Growth Fund, Opportunities      Stock      Fund --      Fund,
                                Variable   Fund, Variable Portfolio --    Money      Inc. --
                               Series --     Series --       Initial      Market     Initial
                                Class A       Class B        Shares     Portfolio    Shares
                              ------------ -------------- ------------- ---------- -----------
Assets:
Investments at fair
  value (note 2b)............  $4,020,366    6,728,034       155,631     808,737     365,345
Dividend receivable..........          --           --            --       3,321          --
Receivable for units sold....          --       13,591            12         102          13
                               ----------    ---------       -------     -------     -------
       Total assets..........   4,020,366    6,741,625       155,643     812,160     365,358
                               ----------    ---------       -------     -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         517          916            20         107          46
Payable for units
  withdrawn..................         362           --            --          --          --
                               ----------    ---------       -------     -------     -------
       Total liabilities.....         879          916            20         107          46
                               ----------    ---------       -------     -------     -------
Net assets attributable
  to variable annuity
  contract owners............  $4,019,487    6,740,709       155,623     812,053     365,312
                               ==========    =========       =======     =======     =======
Investments in
  securities at cost.........  $3,472,421    5,316,619       149,135     808,737     300,204
                               ==========    =========       =======     =======     =======
Shares outstanding...........     211,821      306,516         8,949     808,737      12,842
                               ==========    =========       =======     =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                                                                              VT
                                DWS Dreman     DWS Dreman        DWS            VT         Worldwide  Evergreen VA
                               High Return   Small Mid Cap    Technology   Floating-Rate    Health        Omega
                              Equity VIP --   Value VIP --      VIP --        Income       Sciences      Fund --
                              Class B Shares Class B Shares Class B Shares     Fund          Fund        Class 2
                              -------------- -------------- -------------- -------------   ---------  -------------
Assets:
Investments at fair
  value (note 2b)............    $903,058      1,113,397       202,588       8,802,949     2,121,836     39,476
Dividend receivable..........      35,226             --            --          50,828            --         --
Receivable for units sold....          81             46            17             489         2,795          3
                                 --------      ---------       -------       ---------     ---------     ------
       Total assets..........     938,365      1,113,443       202,605       8,854,266     2,124,631     39,479
                                 --------      ---------       -------       ---------     ---------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         121            146            27           1,158           268          5
Payable for units
  withdrawn..................          --             --            --              --            --         --
                                 --------      ---------       -------       ---------     ---------     ------
       Total liabilities.....         121            146            27           1,158           268          5
                                 --------      ---------       -------       ---------     ---------     ------
Net assets attributable
  to variable annuity
  contract owners............    $938,244      1,113,297       202,578       8,853,108     2,124,363     39,474
                                 ========      =========       =======       =========     =========     ======
Investments in
  securities at cost.........    $730,150        954,764       186,870       8,842,448     2,014,050     36,780
                                 ========      =========       =======       =========     =========     ======
Shares outstanding...........      60,124         48,662        21,901         876,788       176,379      2,240
                                 ========      =========       =======       =========     =========     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                            Federated Insurance Series
                              -------------------------------------------------------
                              Federated             Federated   Federated
                               American            High Income High Income Federated
                               Leaders   Federated    Bond        Bond      Kaufmann
                              Fund II --  Capital  Fund II --  Fund II --  Fund II --
                               Primary    Income     Primary     Service    Service
                                Shares    Fund II    Shares      Shares      Shares
                              ---------- --------- ----------- ----------- ----------
Assets:
Investments at fair
  value (note 2b)............  $555,571   358,551    505,905    7,098,382  3,468,766
Dividend receivable..........        --        --         --           --         --
Receivable for units sold....       242        28         --           --         --
                               --------   -------    -------    ---------  ---------
       Total assets..........   555,813   358,579    505,905    7,098,382  3,468,766
                               --------   -------    -------    ---------  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        65        42         59          880        455
Payable for units
  withdrawn..................        --        --        198        2,033      2,276
                               --------   -------    -------    ---------  ---------
       Total liabilities.....        65        42        257        2,913      2,731
                               --------   -------    -------    ---------  ---------
Net assets attributable
  to variable annuity
  contract owners............  $555,748   358,537    505,648    7,095,469  3,466,035
                               ========   =======    =======    =========  =========
Investments in
  securities at cost.........  $497,743   415,690    494,096    6,897,349  2,809,490
                               ========   =======    =======    =========  =========
Shares outstanding...........    25,781    36,850     64,447      908,884    212,287
                               ========   =======    =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------
                                VIP Asset    VIP Asset       VIP           VIP           VIP
                               Manager/SM   Manager/SM/    Balanced   Contrafund(R) Contrafund(R)
                              /Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                 Initial      Service      Service       Initial       Service
                                  Class       Class 2      Class 2        Class        Class 2
                              ------------- ------------ ------------ ------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $278,977     1,145,103    1,115,391     3,208,656    25,260,767
Dividend receivable..........         --            --           --            --            --
Receivable for units sold....         22           774        6,415             6        31,014
                                --------     ---------    ---------     ---------    ----------
       Total assets..........    278,999     1,145,877    1,121,806     3,208,662    25,291,781
                                --------     ---------    ---------     ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         32           164          197           374         3,223
Payable for units
  withdrawn..................         --            --           --            --            --
                                --------     ---------    ---------     ---------    ----------
       Total liabilities.....         32           164          197           374         3,223
                                --------     ---------    ---------     ---------    ----------
Net assets attributable
  to variable annuity
  contract owners............   $278,967     1,145,713    1,121,609     3,208,288    25,288,558
                                ========     =========    =========     =========    ==========
Investments in
  securities at cost.........   $262,986     1,088,185    1,063,985     2,644,333    23,081,709
                                ========     =========    =========     =========    ==========
Shares outstanding...........     17,758        74,021       72,147       101,959       811,982
                                ========     =========    =========     =========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                       Fidelity(R) Variable Insurance Products Fund (Continued)
                              ---------------------------------------------------------------------------
                                VIP Dynamic
                                  Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                               Appreciation      Income         Income        & Income       & Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    $215,560       1,888,252      8,926,534       924,249       3,506,216
Dividend receivable..........          --              --             --            --              --
Receivable for units sold....          17             345             --            --              --
                                 --------       ---------      ---------       -------       ---------
       Total assets..........     215,577       1,888,597      8,926,534       924,249       3,506,216
                                 --------       ---------      ---------       -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          27             222          1,159           108             449
Payable for units
  withdrawn..................          --              --          7,830            83             886
                                 --------       ---------      ---------       -------       ---------
       Total liabilities.....          27             222          8,989           191           1,335
                                 --------       ---------      ---------       -------       ---------
Net assets attributable
  to variable annuity
  contract owners............    $215,550       1,888,375      8,917,545       924,058       3,504,881
                                 ========       =========      =========       =======       =========
Investments in
  securities at cost.........    $198,185       1,655,902      8,017,709       785,005       2,935,448
                                 ========       =========      =========       =======       =========
Shares outstanding...........      22,738          72,071        345,053        57,336         221,073
                                 ========       =========      =========       =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                               VIP Growth
                              Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                              Portfolio  -- Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $417,449      1,105,220      2,074,762      15,881,189       812,818
Dividend receivable..........         --             --             --              --            --
Receivable for units sold....        232             73             --           5,658            --
                                --------      ---------      ---------      ----------       -------
       Total assets..........    417,681      1,105,293      2,074,762      15,886,847       812,818
                                --------      ---------      ---------      ----------       -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         49            130            268           2,001            94
Payable for units
  withdrawn..................         --             --          3,221              --           546
                                --------      ---------      ---------      ----------       -------
       Total liabilities.....         49            130          3,489           2,001           640
                                --------      ---------      ---------      ----------       -------
Net assets attributable
  to variable annuity
  contract owners............   $417,632      1,105,163      2,071,273      15,884,846       812,178
                                ========      =========      =========      ==========       =======
Investments in
  securities at cost.........   $418,657      1,255,012      1,783,169      13,715,106       595,910
                                ========      =========      =========      ==========       =======
Shares outstanding...........     22,987         30,812         58,576         463,684        33,910
                                ========      =========      =========      ==========       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                Fidelity(R)
                                 Variable
                                 Insurance                 Franklin Templeton
                               Products Fund               Variable Insurance
                                (continued)                  Products Trust
                              --------------- --------------------------------------------
                                                                Franklin
                                                 Franklin      Large Cap
                                 VIP Value        Income         Growth     Mutual Shares
                                Strategies      Securities     Securities     Securities
                               Portfolio --      Fund --        Fund --        Fund --
                              Service Class 2 Class 2 Shares Class 2 Shares Class 2 Shares
                              --------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    $298,297       33,652,081     1,017,098      3,132,104
Dividend receivable..........          --               --            --             --
Receivable for units sold....          25          471,440        20,029         23,124
                                 --------       ----------     ---------      ---------
       Total assets..........     298,322       34,123,521     1,037,127      3,155,228
                                 --------       ----------     ---------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          38            5,487           150            447
Payable for units
  withdrawn..................          --               --            --             --
                                 --------       ----------     ---------      ---------
       Total liabilities.....          38            5,487           150            447
                                 --------       ----------     ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    $298,284       34,118,034     1,036,977      3,154,781
                                 ========       ==========     =========      =========
Investments in
  securities at cost.........    $289,345       31,567,763       936,213      2,873,089
                                 ========       ==========     =========      =========
Shares outstanding...........      22,129        1,938,484        61,755        153,009
                                 ========       ==========     =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                   Franklin Templeton Variable Insurance Products Trust (continued)
                              --------------------------------------------------------------------------
                                Templeton      Templeton      Templeton      Templeton      Templeton
                                 Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    $127,600      3,093,079       552,893        175,863        441,786
Dividend receivable..........          --             --            --             --             --
Receivable for units sold....          --         31,006            47             14             40
                                 --------      ---------       -------        -------        -------
       Total assets..........     127,600      3,124,085       552,940        175,877        441,826
                                 --------      ---------       -------        -------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          15            433            71             20             59
Payable for units
  withdrawn..................          92             --            --             --             --
                                 --------      ---------       -------        -------        -------
       Total liabilities.....         107            433            71             20             59
                                 --------      ---------       -------        -------        -------
Net assets attributable
  to variable annuity
  contract owners............    $127,493      3,123,652       552,869        175,857        441,767
                                 ========      =========       =======        =======        =======
Investments in
  securities at cost.........    $107,793      2,553,864       502,877        162,517        412,001
                                 ========      =========       =======        =======        =======
Shares outstanding...........       6,719        165,229        25,420         11,180         27,733
                                 ========      =========       =======        =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         GE Investments Funds, Inc.
                              -------------------------------------------------
                                          International   Mid-Cap      Money
                              Income Fund  Equity Fund  Equity Fund Market Fund
                              ----------- ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............ $6,407,130     196,950     5,515,110   9,265,899
Dividend receivable..........         --          --            --      36,369
Receivable for units sold....     16,532          15           410          --
                              ----------     -------     ---------   ---------
       Total assets..........  6,423,662     196,965     5,515,520   9,302,268
                              ----------     -------     ---------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        907          23           696       1,195
Payable for units
  withdrawn..................         --          --            --       2,694
                              ----------     -------     ---------   ---------
       Total liabilities.....        907          23           696       3,889
                              ----------     -------     ---------   ---------
Net assets attributable
  to variable annuity
  contract owners............ $6,422,755     196,942     5,514,824   9,298,379
                              ==========     =======     =========   =========
Investments in
  securities at cost......... $6,748,584     121,870     5,314,852   9,265,898
                              ==========     =======     =========   =========
Shares outstanding...........    542,977      13,988       303,195   9,265,899
                              ==========     =======     =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------
                                Premier   Real Estate            Small-Cap  Total Return
                                Growth    Securities  S&P 500(R)  Equity   Fund -- Class 1
                              Equity Fund    Fund     Index Fund   Fund        shares
                              ----------- ----------- ---------- --------- ---------------
Assets:
Investments at fair
  value (note 2b)............ $2,512,556   4,803,407  40,521,376 6,337,316   30,821,980
Dividend receivable..........         --          --          --        --           --
Receivable for units sold....         --          --          --       390        4,768
                              ----------   ---------  ---------- ---------   ----------
       Total assets..........  2,512,556   4,803,407  40,521,376 6,337,706   30,826,748
                              ----------   ---------  ---------- ---------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        309         605       5,000       804        4,055
Payable for units
  withdrawn..................        278       1,163       9,815        --           --
                              ----------   ---------  ---------- ---------   ----------
       Total liabilities.....        587       1,768      14,815       804        4,055
                              ----------   ---------  ---------- ---------   ----------
Net assets attributable
  to variable annuity
  contract owners............ $2,511,969   4,801,639  40,506,561 6,336,902   30,822,693
                              ==========   =========  ========== =========   ==========
Investments in
  securities at cost......... $2,179,001   4,322,205  33,432,260 5,763,518   28,007,121
                              ==========   =========  ========== =========   ==========
Shares outstanding...........     30,578     223,518   1,554,926   440,397    1,742,339
                              ==========   =========  ========== =========   ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)   Insurance Trust
                              -------------------------------------- ----------------------
                                                                      Goldman     Goldman
                              Total Return                             Sachs       Sachs
                                Fund --                    Value     Growth and   Mid Cap
                                Class 3      U.S. Equity   Equity      Income      Value
                                 shares         Fund        Fund        Fund       Fund
                              ------------   -----------  ---------  ----------  ---------
Assets:
Investments at fair
  value (note 2b)............ $26,515,661     2,861,003   2,166,901   336,376    2,491,294
Dividend receivable..........          --            --          --        --           --
Receivable for units sold....     336,599            --           5        26           --
                              -----------     ---------   ---------   -------    ---------
       Total assets..........  26,852,260     2,861,003   2,166,906   336,402    2,491,294
                              -----------     ---------   ---------   -------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       4,658           355         286        40          299
Payable for units
  withdrawn..................          --           724          --        --        3,323
                              -----------     ---------   ---------   -------    ---------
       Total liabilities.....       4,658         1,079         286        40        3,622
                              -----------     ---------   ---------   -------    ---------
Net assets attributable
  to variable annuity
  contract owners............ $26,847,602     2,859,924   2,166,620   336,362    2,487,672
                              ===========     =========   =========   =======    =========
Investments in
  securities at cost......... $25,917,235     2,386,846   1,866,880   261,498    2,118,969
                              ===========     =========   =========   =======    =========
Shares outstanding...........   1,498,907        73,321     202,514    24,182      154,835
                              ===========     =========   =========   =======    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                            J.P. Morgan Series Trust II
                              -------------------------------------------------------
                                                                           U.S. Large
                                         International  Mid Cap    Small    Cap Core
                                Bond        Equity       Value    Company    Equity
                              Portfolio    Portfolio   Portfolio Portfolio Portfolio
                              ---------- ------------- --------- --------- ----------
Assets:
Investments at fair
  value (note 2b)............ $1,970,086    365,331    3,600,401  481,909   197,482
Dividend receivable..........         --         --           --       --        --
Receivable for units sold....        298         32          227       42        --
                              ----------    -------    ---------  -------   -------
       Total assets..........  1,970,384    365,363    3,600,628  481,951   197,482
                              ----------    -------    ---------  -------   -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        259         49          472       64        26
Payable for units
  withdrawn..................         --         --           --       --        21
                              ----------    -------    ---------  -------   -------
       Total liabilities.....        259         49          472       64        47
                              ----------    -------    ---------  -------   -------
Net assets attributable
  to variable annuity
  contract owners............ $1,970,125    365,314    3,600,156  481,887   197,435
                              ==========    =======    =========  =======   =======
Investments in
  securities at cost......... $1,972,357    306,953    2,774,935  403,446   159,871
                              ==========    =======    =========  =======   =======
Shares outstanding...........    166,252     24,785      114,081   27,043    12,579
                              ==========    =======    =========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                             Janus Aspen Series
                              --------------------------------------------------------------------------------
                                                                                                  Global Life
                                Balanced      Balanced   Flexible Bond     Forty        Forty       Sciences
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional Institutional   Service      Service
                                 Shares        Shares       Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $3,167,811    6,603,177      304,844      3,046,841    1,835,749     165,588
Dividend receivable..........          --           --           --             --           --          --
Receivable for units sold....         237           --           24            123        8,480          15
                               ----------    ---------      -------      ---------    ---------     -------
       Total assets..........   3,168,048    6,603,177      304,868      3,046,964    1,844,229     165,603
                               ----------    ---------      -------      ---------    ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         369          890           35            353          278          22
Payable for units
  withdrawn..................          --          194           --             --           --          --
                               ----------    ---------      -------      ---------    ---------     -------
       Total liabilities.....         369        1,084           35            353          278          22
                               ----------    ---------      -------      ---------    ---------     -------
Net assets attributable
  to variable annuity
  contract owners............  $3,167,679    6,602,093      304,833      3,046,611    1,843,951     165,581
                               ==========    =========      =======      =========    =========     =======
Investments in
  securities at cost.........  $2,805,443    5,519,616      324,069      2,819,289    1,622,367     112,123
                               ==========    =========      =======      =========    =========     =======
Shares outstanding...........     113,582      229,038       27,121        101,023       61,376      17,616
                               ==========    =========      =======      =========    =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                Janus Aspen Series (continued)
                              -------------------------------------------------------------------
                                 Global    International International   Large Cap    Large Cap
                               Technology     Growth        Growth        Growth        Growth
                              Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                Service    Institutional    Service    Institutional   Service
                                 Shares       Shares        Shares        Shares        Shares
                              ------------ ------------- ------------- ------------- ------------
Assets:
Investments at fair
  value (note 2b)............   $67,480      1,823,454     1,213,792     1,706,194     325,042
Dividend receivable..........        --             --            --            --          --
Receivable for units sold....         5            140           104           331          27
                                -------      ---------     ---------     ---------     -------
       Total assets..........    67,485      1,823,594     1,213,896     1,706,525     325,069
                                -------      ---------     ---------     ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         9            211           157           197          41
Payable for units
  withdrawn..................        --             --            --            --          --
                                -------      ---------     ---------     ---------     -------
       Total liabilities.....         9            211           157           197          41
                                -------      ---------     ---------     ---------     -------
Net assets attributable
  to variable annuity
  contract owners............   $67,476      1,823,383     1,213,739     1,706,328     325,028
                                =======      =========     =========     =========     =======
Investments in
  securities at cost.........   $51,220      1,213,090       563,723     2,040,916     241,893
                                =======      =========     =========     =========     =======
Shares outstanding...........    15,803         35,607        23,983        73,797      14,231
                                =======      =========     =========     =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         Janus Aspen Series (continued)
                              -----------------------------------------------------
                                 Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  $2,575,101     355,079      1,775,926     633,547
Dividend receivable..........          --          --             --          --
Receivable for units sold....          57          30            337          54
                               ----------     -------      ---------     -------
       Total assets..........   2,575,158     355,109      1,776,263     633,601
                               ----------     -------      ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         301          45            207          81
Payable for units
  withdrawn..................          --          --             --          --
                               ----------     -------      ---------     -------
       Total liabilities.....         301          45            207          81
                               ----------     -------      ---------     -------
Net assets attributable
  to variable annuity
  contract owners............  $2,574,857     355,064      1,776,056     633,520
                               ==========     =======      =========     =======
Investments in
  securities at cost.........  $3,400,151     212,363      2,095,671     484,683
                               ==========     =======      =========     =======
Shares outstanding...........      78,104      11,031         54,694      19,669
                               ==========     =======      =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                               JPMorgan Insurance Trust
                              -----------------------------------------------------------
                                                       JPMorgan
                                                       Insurance   JPMorgan    JPMorgan
                               JPMorgan    JPMorgan      Trust     Insurance   Insurance
                               Insurance   Insurance  Diversified    Trust       Trust
                                 Trust    Trust Core    Mid Cap   Government   Intrepid
                               Balanced      Bond       Growth       Bond       Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   $5,262      849,939      2,293      827,943     68,059
Dividend receivable..........       --           --         --           --         --
Receivable for units sold....    2,593       33,372         --       33,338          5
                                ------      -------      -----      -------     ------
       Total assets..........    7,855      883,311      2,293      861,281     68,064
                                ------      -------      -----      -------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        1          141          1          139          8
Payable for units
  withdrawn..................       --           --          1           --         --
                                ------      -------      -----      -------     ------
       Total liabilities.....        1          141          2          139          8
                                ------      -------      -----      -------     ------
Net assets attributable
  to variable annuity
  contract owners............   $7,854      883,170      2,291      861,142     68,056
                                ======      =======      =====      =======     ======
Investments in
  securities at cost.........   $5,177      844,678      2,153      823,440     64,041
                                ======      =======      =====      =======     ======
Shares outstanding...........      326       75,283        108       73,923      3,601
                                ======      =======      =====      =======     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                                                Legg Mason
                                                                                                 Partners
                                                                                                 Variable
                                      Legg Mason Partners Variable Portfolios I, Inc.          Portfolios II
                              ---------------------------------------------------------------- -------------
                                                         Legg Mason                             Legg Mason
                               Legg Mason   Legg Mason    Partners    Legg Mason   Legg Mason    Partners
                                Partners     Partners     Variable     Partners     Partners     Variable
                                Variable     Variable    Strategic     Variable     Variable    Aggressive
                                All Cap     Investors       Bond     Total Return Total Return    Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                Class II     Class I      Class I      Class I      Class II     Class II
                              ------------ ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............   $600,001     224,660      205,557      123,297      501,672      1,200,515
Dividend receivable..........         --          --           --           --           --             --
Receivable for units sold....         --          17           12            9           54            106
                                --------     -------      -------      -------      -------      ---------
       Total assets..........    600,001     224,677      205,569      123,306      501,726      1,200,621
                                --------     -------      -------      -------      -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         80          26           24           14           81            160
Payable for units
  withdrawn..................      3,496          --           --           --           --             --
                                --------     -------      -------      -------      -------      ---------
       Total liabilities.....      3,576          26           24           14           81            160
                                --------     -------      -------      -------      -------      ---------
Net assets attributable
  to variable annuity
  contract owners............   $596,425     224,651      205,545      123,292      501,645      1,200,461
                                ========     =======      =======      =======      =======      =========
Investments in
  securities at cost.........   $518,984     176,247      217,168      107,896      486,628      1,070,563
                                ========     =======      =======      =======      =======      =========
Shares outstanding...........     30,691      13,575       20,074       10,040       40,327         46,968
                                ========     =======      =======      =======      =======      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series --      Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets:
Investments at fair
  value (note 2b)............    $2,506,369       3,735,494      1,183,635       702,561       7,787,959      4,009,222
Dividend receivable..........            --              --             --            --              --             --
Receivable for units sold....            73              --             77         4,365           3,469          2,380
                                 ----------       ---------      ---------       -------       ---------      ---------
       Total assets..........     2,506,442       3,735,494      1,183,712       706,926       7,791,428      4,011,602
                                 ----------       ---------      ---------       -------       ---------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           323             479            155            90           1,195            518
Payable for units
  withdrawn..................            --             147             --            --              --             --
                                 ----------       ---------      ---------       -------       ---------      ---------
       Total liabilities.....           323             626            155            90           1,195            518
                                 ----------       ---------      ---------       -------       ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    $2,506,119       3,734,868      1,183,557       706,836       7,790,233      4,011,084
                                 ==========       =========      =========       =======       =========      =========
Investments in
  securities at cost.........    $2,096,269       2,970,112        928,713       700,923       7,352,024      3,036,642
                                 ==========       =========      =========       =======       =========      =========
Shares outstanding...........       240,304         173,180         69,017        66,657         359,389        138,201
                                 ==========       =========      =========       =======       =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                              Old Mutual Insurance
                                   Series Fund                      Oppenheimer Variable Account Funds
                              --------------------- ------------------------------------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  value (note 2b)............  $228,248   521,790     935,788     3,362,443     1,025,263     5,240,531     1,390,841
Dividend receivable..........        --        --          --            --            --            --            --
Receivable for units sold....        18        40         265           279           187        11,196            92
                               --------   -------     -------     ---------     ---------     ---------     ---------
       Total assets..........   228,266   521,830     936,053     3,362,722     1,025,450     5,251,727     1,390,933
                               --------   -------     -------     ---------     ---------     ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        27        61         109           490           120           690           161
Payable for units
  withdrawn..................        --        --          --            --            --            --            --
                               --------   -------     -------     ---------     ---------     ---------     ---------
       Total liabilities.....        27        61         109           490           120           690           161
                               --------   -------     -------     ---------     ---------     ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............  $228,239   521,769     935,944     3,362,232     1,025,330     5,251,037     1,390,772
                               ========   =======     =======     =========     =========     =========     =========
Investments in
  securities at cost.........  $392,646   638,636     825,456     3,196,342       955,535     4,564,715     1,379,174
                               ========   =======     =======     =========     =========     =========     =========
Shares outstanding...........    18,245    26,595      52,899       191,374        24,747       127,538       124,627
                               ========   =======     =======     =========     =========     =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer     MidCap
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap      Fund/VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets:
Investments at fair
  value (note 2b)............   $8,846,071     484,958     12,244,460     5,733,599      607,458      315,650
Dividend receivable..........           --          --             --            --           --           --
Receivable for units sold....           --          37         31,197            --           --           26
                                ----------     -------     ----------     ---------      -------      -------
       Total assets..........    8,846,071     484,995     12,275,657     5,733,599      607,458      315,676
                                ----------     -------     ----------     ---------      -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        1,131          56          1,699           751           70           34
Payable for units
  withdrawn..................        1,148          --             --         4,191          152           --
                                ----------     -------     ----------     ---------      -------      -------
       Total liabilities.....        2,279          56          1,699         4,942          222           34
                                ----------     -------     ----------     ---------      -------      -------
Net assets attributable
  to variable annuity
  contract owners............   $8,843,792     484,939     12,273,958     5,728,657      607,236      315,642
                                ==========     =======     ==========     =========      =======      =======
Investments in
  securities at cost.........   $7,063,337     475,129     10,027,080     4,602,969      791,805      268,426
                                ==========     =======     ==========     =========      =======      =======
Shares outstanding...........      242,425      56,720        498,147       302,086       11,946        6,289
                                ==========     =======     ==========     =========      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............   $846,064      139,545       6,685,384       8,914,287      1,306,923      26,942,445
Dividend receivable..........         --          364          38,724          31,956          5,819         105,702
Receivable for units sold....         70           13          18,116           6,975            334          33,942
                                --------      -------       ---------       ---------      ---------      ----------
       Total assets..........    846,134      139,922       6,742,224       8,953,218      1,313,076      27,082,089
                                --------      -------       ---------       ---------      ---------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        106           19             916           1,200            182           3,620
Payable for units
  withdrawn..................         --           --              --              --             --              --
                                --------      -------       ---------       ---------      ---------      ----------
       Total liabilities.....        106           19             916           1,200            182           3,620
                                --------      -------       ---------       ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............   $846,028      139,903       6,741,308       8,952,018      1,312,894      27,078,469
                                ========      =======       =========       =========      =========      ==========
Investments in
  securities at cost.........   $856,330      139,349       6,502,697       9,438,765      1,309,893      27,441,680
                                ========      =======       =========       =========      =========      ==========
Shares outstanding...........     72,437       13,816         801,605         854,678        129,913       2,662,297
                                ========      =======       =========       =========      =========      ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                                  Rydex        Van Kampen Life Investment
                                        The Prudential Series Fund            Variable Trust              Trust
                              ----------------------------------------------- -------------- -------------------------------
                                 Jennison                         Natural                                       Strategic
                                20/20 Focus      Jennison        Resources                      Comstock         Growth
                               Portfolio --    Portfolio --    Portfolio --                   Portfolio --    Portfolio --
                              Class II Shares Class II Shares Class II Shares    OTC Fund    Class II Shares Class II Shares
                              --------------- --------------- --------------- -------------- --------------- ---------------
Assets:
Investments at fair
  value (note 2b)............   $2,644,212        90,278         1,048,436       951,060        4,974,593        304,095
Dividend receivable..........           --            --                --            --               --             --
Receivable for units sold....       15,136             6                91            85            7,166             26
                                ----------        ------         ---------       -------        ---------        -------
       Total assets..........    2,659,348        90,284         1,048,527       951,145        4,981,759        304,121
                                ----------        ------         ---------       -------        ---------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          421            12               137           128              658             40
Payable for units
  withdrawn..................           --            --                --            --               --             --
                                ----------        ------         ---------       -------        ---------        -------
       Total liabilities.....          421            12               137           128              658             40
                                ----------        ------         ---------       -------        ---------        -------
Net assets attributable
  to variable annuity
  contract owners............   $2,658,927        90,272         1,048,390       951,017        4,981,101        304,081
                                ==========        ======         =========       =======        =========        =======
Investments in
  securities at cost.........   $2,525,217        83,051         1,012,826       802,725        4,427,109        278,935
                                ==========        ======         =========       =======        =========        =======
Shares outstanding...........      167,249         4,347            23,017        61,797          338,408         10,655
                                ==========        ======         =========       =======        =========        =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                              AIM Variable Insurance Funds
                                            -----------------------------------------------------------------
                                                                AIM V.I.
                                                                 Capital        AIM V.I.         AIM V.I.
                                             AIM V.I. Basic   Appreciation     Core Equity     Global Real
                            Consolidated     Value Fund --       Fund --         Fund --      Estate Fund --
                                Total       Series II shares Series I shares Series I shares Series II shares
                          ----------------- ---------------- --------------- --------------- ----------------
                             Year ended
                          December 31, 2006                   Year ended December 31, 2006
                          ----------------- -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 9,225,692          9,933              495          15,302           3,560
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      6,039,886         37,688           13,585          14,494           2,115
                             -----------        -------         --------         -------          ------
Net investment income
  (expense)..............      3,185,806        (27,755)         (13,090)            808           1,445
                             -----------        -------         --------         -------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      6,544,540         49,563          156,772         136,649           7,591
   Change in unrealized
     appreciation
     (depreciation)......     20,535,694        135,342         (100,901)        (21,539)         38,418
   Capital gain
     distribution........     10,783,548        101,363               --              --           7,163
                             -----------        -------         --------         -------          ------
Net realized and
  unrealized gain (loss)
  on investments.........     37,863,782        286,268           55,871         115,110          53,172
                             -----------        -------         --------         -------          ------
Increase (decrease) in
  net assets from
  operations.............    $41,049,588        258,513           42,781         115,918          54,617
                             ===========        =======         ========         =======          ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    AIM Variable                     The Alger
                            Insurance Funds (continued)            American Fund
                          -------------------------------  ----------------------------
                              AIM V.I.                         Alger      Alger American
                           International      AIM V.I.        American        Small
                               Growth         Large Cap        Growth     Capitalization
                              Fund --         Growth --     Portfolio --   Portfolio --
                          Series II shares Series I shares Class O Shares Class O Shares
                          ---------------- --------------- -------------- --------------
                            Year ended December 31, 2006   Year ended December 31, 2006
                          -------------------------------  ----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 23,183          1,046             848             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       22,205          3,752           9,084         11,404
                              --------         ------         -------        -------
Net investment income
  (expense)..............          978         (2,706)         (8,236)       (11,404)
                              --------         ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       92,813          8,187         (45,891)        40,386
   Change in unrealized
     appreciation
     (depreciation)......      265,782          2,986          71,746        108,933
   Capital gain
     distribution........           --             --              --             --
                              --------         ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........      358,595         11,173          25,855        149,319
                              --------         ------         -------        -------
Increase (decrease) in
  net assets from
  operations.............     $359,573          8,467          17,619        137,915
                              ========         ======         =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            AllianceBernstein Variable Products Series Fund, Inc.
                          ----------------------------------------------------------------------------------------
                          AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                               Global          Growth and       International       Large Cap         Small Cap
                             Technology          Income             Value            Growth            Growth
                            Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                               Class B           Class B           Class B           Class B           Class B
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                        Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --             97,097           30,378                --               --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        6,729            136,583           43,845            37,777            1,859
                               -------          ---------          -------           -------           ------
Net investment income
  (expense)..............       (6,729)           (39,486)         (13,467)          (37,777)          (1,859)
                               -------          ---------          -------           -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       11,562            186,067          137,727            67,631           11,768
   Change in unrealized
     appreciation
     (depreciation)......       23,085            663,073          658,210           (97,485)           1,389
   Capital gain
     distribution........           --            435,958           26,361                --               --
                               -------          ---------          -------           -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........       34,647          1,285,098          822,298           (29,854)          13,157
                               -------          ---------          -------           -------           ------
Increase (decrease) in
  net assets from
  operations.............      $27,918          1,245,612          808,831           (67,631)          11,298
                               =======          =========          =======           =======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                          American Century
                                                                              Variable
                            American Century Variable Portfolios, Inc.   Portfolios II, Inc.
                          ---------------------------------------------- -------------------
                          VP Income &      VP                               VP Inflation
                            Growth    International VP Ultra(R) VP Value     Protection
                            Fund --      Fund --      Fund --   Fund --        Fund --
                            Class I      Class I      Class I   Class I       Class II
                          ----------- ------------- ----------- -------- -------------------
                                                                             Year ended
                                   Year ended December 31, 2006           December 31, 2006
                          ---------------------------------------------- -------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 7,209        5,163           --    96,615        18,337
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     6,426        7,558       11,872    27,375         9,210
                            -------      -------      -------   -------        ------
Net investment income
  (expense)..............       783       (2,395)     (11,872)   69,240         9,127
                            -------      -------      -------   -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     5,036       20,491        1,755    17,560        (1,741)
   Change in unrealized
     appreciation
     (depreciation)......    53,222       95,607      (27,111)  117,016        (6,451)
   Capital gain
     distribution........        --           --           --    67,573            --
                            -------      -------      -------   -------        ------
Net realized and
  unrealized gain (loss)
  on investments.........    58,258      116,098      (25,356)  202,149        (8,192)
                            -------      -------      -------   -------        ------
Increase (decrease) in
  net assets from
  operations.............   $59,041      113,703      (37,228)  271,389           935
                            =======      =======      =======   =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          BlackRock Variable Series Funds, Inc.
                          --------------------------------------------------------------------
                                              BlackRock        BlackRock         BlackRock
                             BlackRock          Global         Large Cap           Value
                          Basic Value V.I. Allocation V.I.    Growth V.I.    Opportunities V.I.
                              Fund --          Fund --          Fund --           Fund --
                          Class III Shares Class III Shares Class III Shares  Class III Shares
                          ---------------- ---------------- ---------------- ------------------
                                              Year ended December 31, 2006
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $14,278           121,629              46            190,213
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       6,250            23,666           1,132              7,074
                              -------          --------          ------           --------
Net investment income
  (expense)..............       8,028            97,963          (1,086)           183,139
                              -------          --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       5,108            21,944             235            (16,030)
   Change in unrealized
     appreciation
     (depreciation)......      17,471          (103,749)          5,204           (328,647)
   Capital gain
     distribution........      46,843           184,325              --            202,108
                              -------          --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments.........      69,422           102,520           5,439           (142,569)
                              -------          --------          ------           --------
Increase (decrease) in
  net assets from
  operations.............     $77,450           200,483           4,353             40,570
                              =======          ========          ======           ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Columbia Funds Variable
                                Insurance Trust I                        Dreyfus
                          ----------------------------  ----------------------------------------
                                                           Dreyfus
                                            Columbia     Investment
                             Columbia       Marsico     Portfolios --   Dreyfus     The Dreyfus
                             Marsico     International     MidCap       Variable      Socially
                              Growth     Opportunities      Stock      Investment   Responsible
                          Fund, Variable Fund, Variable Portfolio --    Fund --     Growth Fund,
                            Series --      Series --       Initial    Money Market    Inc. --
                             Class A        Class B        Shares      Portfolio   Initial Shares
                          -------------- -------------- ------------- ------------ --------------
                          Year ended December 31, 2006        Year ended December 31, 2006
                          ----------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $     --         60,801        5,986        35,090           335
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      58,428         74,736        1,853        12,465         5,224
                             --------      ---------       ------        ------        ------
Net investment income
  (expense)..............     (58,428)       (13,935)       4,133        22,625        (4,889)
                             --------      ---------       ------        ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      77,685        284,652          384            --         1,844
   Change in unrealized
     appreciation
     (depreciation)......     146,952        622,413       (7,970)           --        28,971
   Capital gain
     distribution........          --        103,341       11,181            --            --
                             --------      ---------       ------        ------        ------
Net realized and
  unrealized gain (loss)
  on investments.........     224,637      1,010,406        3,595            --        30,815
                             --------      ---------       ------        ------        ------
Increase (decrease) in
  net assets from
  operations.............    $166,209        996,471        7,728        22,625        25,926
                             ========      =========       ======        ======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                             Eaton Vance
                                     DWS Variable Series II                Variable Trust
                          -------------------------------------------  ----------------------
                                                                                        VT
                            DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                           High Return   Small Mid Cap    Technology   Floating-Rate  Health
                          Equity VIP --   Value VIP --      VIP --        Income     Sciences
                          Class B Shares Class B Shares Class B Shares     Fund        Fund
                          -------------- -------------- -------------- ------------- ---------
                                                                             Year ended
                                  Year ended December 31, 2006            December 31, 2006
                          -------------------------------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  9,381         3,571             --        484,808          --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      11,672        13,717          3,022        133,453      27,909
                             --------       -------         ------        -------     -------
Net investment income
  (expense)..............      (2,291)      (10,146)        (3,022)       351,355     (27,909)
                             --------       -------         ------        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      15,739        10,208            822         (7,717)     25,804
   Change in unrealized
     appreciation
     (depreciation)......      71,139       110,032          1,831        (24,971)    (13,958)
   Capital gain
     distribution........      35,226        48,357             --             --          --
                             --------       -------         ------        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     122,104       168,597          2,653        (32,688)     11,846
                             --------       -------         ------        -------     -------
Increase (decrease) in
  net assets from
  operations.............    $119,813       158,451           (369)       318,667     (16,063)
                             ========       =======         ======        =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen
                          Variable Annuity
                                Trust                     Federated Insurance Series
                          ----------------- ------------------------------------------------------
                                            Federated             Federated   Federated  Federated
                              Evergreen      American            High Income High Income  Kaufmann
                                 VA          Leaders   Federated    Bond        Bond     Fund II --
                                Omega       Fund II --  Capital  Fund II --  Fund II --
                               Fund --       Primary    Income     Primary     Service    Service
                               Class 2        Shares    Fund II    Shares      Shares      Shares
                          ----------------- ---------- --------- ----------- ----------- ----------
                             Year ended
                          December 31, 2006              Year ended December 31, 2006
                          ----------------- ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $   --         14,267     21,685    37,400      472,056     17,936
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..         400          8,256      5,108     6,669       92,612     49,418
                               ------         ------    -------    ------      -------    -------
Net investment income
  (expense)..............        (400)         6,011     16,577    30,731      379,444    (31,482)
                               ------         ------    -------    ------      -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          12           (440)   (19,290)   (5,015)      (7,445)   119,587
   Change in unrealized
     appreciation
     (depreciation)......       2,118         (4,082)    49,635    16,168      158,991    261,525
   Capital gain
     distribution........          --         76,642         --        --           --     22,631
                               ------         ------    -------    ------      -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........       2,130         72,120     30,345    11,153      151,546    403,743
                               ------         ------    -------    ------      -------    -------
Increase (decrease) in
  net assets from
  operations.............      $1,730         78,131     46,922    41,884      530,990    372,261
                               ======         ======    =======    ======      =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------
                           VIP Asset    VIP Asset                          VIP           VIP
                          Manager/SM/  Manager/SM/    VIP Balanced    Contrafund(R) Contrafund(R)
                          Portfolio -- Portfolio --   Portfolio --    Portfolio --  Portfolio --
                            Initial      Service         Service         Initial       Service
                             Class       Class 2         Class 2          Class        Class 2
                          ------------ ------------ ----------------- ------------- -------------
                                                       Period from
                                 Year ended             May 1 to              Year ended
                              December 31, 2006     December 31, 2006      December 31, 2006
                          ------------------------- ----------------- --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 8,261       23,724             --           43,659        227,066
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     4,148       17,817          7,292           48,073        327,249
                            -------       ------         ------         --------      ---------
Net investment income
  (expense)..............     4,113        5,907         (7,292)          (4,414)      (100,183)
                            -------       ------         ------         --------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (198)       3,617          8,328          209,117        605,737
   Change in unrealized
     appreciation
     (depreciation)......    11,285       41,811         51,406         (144,613)      (475,025)
   Capital gain
     distribution........        --           --             --          259,413      1,968,732
                            -------       ------         ------         --------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    11,087       45,428         59,734          323,917      2,099,444
                            -------       ------         ------         --------      ---------
Increase (decrease) in
  net assets from
  operations.............   $15,200       51,335         52,442          319,503      1,999,261
                            =======       ======         ======         ========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Fidelity(R) Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------
                                VIP                                       VIP          VIP
                          Dynamic Capital      VIP           VIP        Growth &     Growth &
                           Appreciation   Equity-Income Equity-Income    Income       Income
                           Portfolio --   Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Service        Initial       Service      Initial      Service
                              Class 2         Class        Class 2       Class       Class 2
                          --------------- ------------- ------------- ------------ ------------
                                              Year ended December 31, 2006
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $   486         94,085        339,818       9,747       23,500
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       2,829         29,356        126,745      14,368       52,162
                              -------        -------      ---------     -------      -------
Net investment income
  (expense)..............      (2,343)        64,729        213,073      (4,621)     (28,662)
                              -------        -------      ---------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       3,005        101,153        183,833      30,828       99,672
   Change in unrealized
     appreciation
     (depreciation)......      15,226        (32,522)        70,953      56,393      198,420
   Capital gain
     distribution........       5,748        212,156        886,923      27,233       85,045
                              -------        -------      ---------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........      23,979        280,787      1,141,709     114,454      383,137
                              -------        -------      ---------     -------      -------
Increase (decrease) in
  net assets from
  operations.............     $21,636        345,516      1,354,782     109,833      354,475
                              =======        =======      =========     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------
                           VIP Growth
                          Opportunities  VIP Growth   VIP Growth  VIP Mid Cap  VIP Overseas
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                             Initial      Initial      Service      Service      Initial
                              Class        Class       Class 2      Class 2       Class
                          ------------- ------------ ------------ ------------ ------------
                                            Year ended December 31, 2006
                          -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 3,506        4,971        3,130       174,708      12,782
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      6,670       17,004       31,252       229,084      11,304
                             -------      -------      -------     ---------     -------
Net investment income
  (expense)..............     (3,164)     (12,033)     (28,122)      (54,376)      1,478
                             -------      -------      -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (8,231)     (67,804)      58,164       381,296      54,751
   Change in unrealized
     appreciation
     (depreciation)......     26,097      140,329       68,996      (398,407)     61,368
   Capital gain
     distribution........         --           --           --     1,499,668          --
                             -------      -------      -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     17,866       72,525      127,160     1,482,557     116,119
                             -------      -------      -------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............    $14,702       60,492       99,038     1,428,181     117,597
                             =======      =======      =======     =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Fidelity(R)
                              Variable
                              Insurance
                            Products Fund   Franklin Templeton Variable Insurance
                             (continued)             Products Trust
                          ----------------- ------------------------------------
                                                          Franklin
                                             Franklin    Large Cap      Mutual
                              VIP Value       Income       Growth       Shares
                             Strategies     Securities   Securities   Securities
                            Portfolio --     Fund --      Fund --      Fund --
                               Service       Class 2      Class 2      Class 2
                               Class 2        Shares       Shares       Shares
                          ----------------- ----------   ----------   ----------
                             Year ended
                          December 31, 2006   Year ended December 31, 2006
                          ----------------- ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $  4,974        366,968       3,678       13,912
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        3,941        270,216       8,567       19,306
                              --------      ---------      ------      -------
Net investment income
  (expense)..............        1,033         96,752      (4,889)      (5,394)
                              --------      ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       16,055        156,593       7,155       35,641
   Change in unrealized
     appreciation
     (depreciation)......      (13,557)     2,084,975      58,592      187,686
   Capital gain
     distribution........       31,361         28,147          --       17,023
                              --------      ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........       33,859      2,269,715      65,747      240,350
                              --------      ---------      ------      -------
Increase (decrease) in
  net assets from
  operations.............     $ 34,892      2,366,467      60,858      234,956
                              ========      =========      ======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Franklin Templeton Variable Insurance Products Trust (continued)
                          ------------------------------------------------------------
                                                   Templeton  Templeton
                          Templeton     Templeton    Global     Global       Templeton
                           Foreign       Foreign     Asset      Income        Growth
                          Securities    Securities Allocation Securities    Securities
                           Fund --       Fund --    Fund --    Fund --        Fund --
                           Class 1       Class 2    Class 2    Class 1        Class 2
                            Shares        Shares     Shares     Shares        Shares
                          ----------    ---------- ---------- ---------- -----------------
                                                                            Period from
                                                                             May 1 to
                                 Year ended December 31, 2006            December 31, 2006
                          -------------------------------------------    -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,204        24,262     29,457      6,309           578
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    1,160        32,974      6,878      2,787         1,770
                           -------       -------     ------     ------        ------
Net investment income
  (expense)..............       44        (8,712)    22,579      3,522        (1,192)
                           -------       -------     ------     ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      488        91,803      3,957      2,376         2,616
   Change in unrealized
     appreciation
     (depreciation)......   16,207       295,401     28,442     15,716        29,785
   Capital gain
     distribution........       --            --     26,239         --         1,612
                           -------       -------     ------     ------        ------
Net realized and
  unrealized gain (loss)
  on investments.........   16,695       387,204     58,638     18,092        34,013
                           -------       -------     ------     ------        ------
Increase (decrease) in
  net assets from
  operations.............  $16,739       378,492     81,217     21,614        32,821
                           =======       =======     ======     ======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc.
                          -------------------------------------------------------------------
                                    International  Mid-Cap  Money      Premier    Real Estate
                           Income      Equity      Equity   Market  Growth Equity Securities
                            Fund        Fund        Fund     Fund       Fund         Fund
                          --------  ------------- --------  ------- ------------- -----------
                                             Year ended December 31, 2006
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $274,529      2,204       85,064  353,338     10,404       123,424
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..   67,887      2,826       85,443  121,738     38,125        65,061
                          --------     ------     --------  -------    -------     ---------
Net investment income
  (expense)..............  206,642       (622)        (379) 231,600    (27,721)       58,363
                          --------     ------     --------  -------    -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (43,569)    19,656      169,698       --     51,252       114,938
   Change in unrealized
     appreciation
     (depreciation)......  (41,847)    20,225     (424,109)      --    163,077       332,834
   Capital gain
     distribution........       --         --      619,769       --         --       635,340
                          --------     ------     --------  -------    -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (85,416)    39,881      365,358       --    214,329     1,083,112
                          --------     ------     --------  -------    -------     ---------
Increase (decrease) in
  net assets from
  operations............. $121,226     39,259      364,979  231,600    186,608     1,141,475
                          ========     ======     ========  =======    =======     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------
                          S&P 500(R) Small-Cap  Total Return    Total Return      U.S.    Value
                            Index     Equity      Fund --          Fund --       Equity   Equity
                             Fund      Fund    Class 1 shares  Class 3 shares     Fund     Fund
                          ---------- --------- -------------- ----------------- -------   -------
                                                                 Period from
                                                                  May 1 to         Year ended
                             Year ended December 31, 2006     December 31, 2006 December 31, 2006
                          ----------------------------------- ----------------- ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  645,180   48,052      542,618          471,838      38,621    36,610
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    577,566   94,832      440,258          146,946      42,161    31,620
                          ---------- --------    ---------        ---------     -------   -------
Net investment income
  (expense)..............     67,614  (46,780)     102,360          324,892      (3,540)    4,990
                          ---------- --------    ---------        ---------     -------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    787,441  182,849      305,025           92,896      50,717    55,157
   Change in unrealized
     appreciation
     (depreciation)......  4,122,267 (216,773)   2,308,983          598,426     334,997    70,276
   Capital gain
     distribution........         --  719,002      395,958          337,227          --   165,857
                          ---------- --------    ---------        ---------     -------   -------
Net realized and
  unrealized gain (loss)
  on investments.........  4,909,708  685,078    3,009,966        1,028,549     385,714   291,290
                          ---------- --------    ---------        ---------     -------   -------
Increase (decrease) in
  net assets from
  operations............. $4,977,322  638,298    3,112,326        1,353,441     382,174   296,280
                          ========== ========    =========        =========     =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    Goldman
                                Sachs Variable
                                Insurance Trust                J.P. Morgan Series Trust II
                              ------------------  -----------------------------------------------------
                               Goldman   Goldman
                                Sachs     Sachs                                               U.S. Large
                              Growth and Mid Cap            International  Mid Cap    Small    Cap Core
                                Income    Value     Bond       Equity       Value    Company    Equity
                                 Fund     Fund    Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              ---------- -------  --------- ------------- --------- --------- ----------
                                  Year ended
                               December 31, 2006               Year ended December 31, 2006
                              ------------------  -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............  $ 5,190    68,735   79,024       1,932       57,729    3,664      1,881
   Expenses -- Mortality
     and expense risk
     and
     administrative expenses
     (note 4a)...............    5,186    34,465   30,647       4,179       52,791    7,516      3,016
                               -------   -------   ------      ------      -------   ------     ------
Net investment income
  (expense)..................        4    34,270   48,377      (2,247)       4,938   (3,852)    (1,135)
                               -------   -------   ------      ------      -------   ------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   58,179   128,147   (9,123)     13,190       93,394    5,603      3,055
   Change in unrealized
     appreciation
     (depreciation)..........   (3,749)  (36,682)   8,527      35,699      323,727   46,585     24,294
   Capital gain
     distribution............   12,473   201,938       --          --       39,806    9,651         --
                               -------   -------   ------      ------      -------   ------     ------
Net realized and
  unrealized gain (loss)
  on investments.............   66,903   293,403     (596)     48,889      456,927   61,839     27,349
                               -------   -------   ------      ------      -------   ------     ------
Increase (decrease) in
  net assets from
  operations.................  $66,907   327,673   47,781      46,642      461,865   57,987     26,214
                               =======   =======   ======      ======      =======   ======     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  Janus Aspen Series
                          ------------------------------------------------------------------
                            Balanced      Balanced   Flexible Bond     Forty        Forty
                          Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                          Institutional   Service    Institutional Institutional   Service
                             Shares        Shares       Shares        Shares        Shares
                          ------------- ------------ ------------- ------------- ------------
                                             Year ended December 31, 2006
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 76,534      120,685       15,133         11,430        1,718
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     54,417       99,349        4,547         48,983       14,430
                            --------      -------       ------        -------      -------
Net investment income
  (expense)..............     22,117       21,336       10,586        (37,553)     (12,712)
                            --------      -------       ------        -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    127,022      181,058       (4,150)        25,184       32,245
   Change in unrealized
     appreciation
     (depreciation)......    174,915      304,582        1,295        258,296       92,256
   Capital gain
     distribution........         --           --          659             --           --
                            --------      -------       ------        -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    301,937      485,640       (2,196)       283,480      124,501
                            --------      -------       ------        -------      -------
Increase (decrease) in
  net assets from
  operations.............   $324,054      506,976        8,390        245,927      111,789
                            ========      =======       ======        =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                          Global Life     Global    International International   Large Cap
                            Sciences    Technology     Growth        Growth        Growth
                          Portfolio -- Portfolio -- Portfolio --  Portfolio --  Portfolio --
                            Service      Service    Institutional    Service    Institutional
                             Shares       Shares       Shares        Shares        Shares
                          ------------ ------------ ------------- ------------- -------------
                                             Year ended December 31, 2006
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --           --        34,449        20,177         8,631
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     2,842        1,088        26,206        17,129        26,308
                            -------       ------       -------       -------      --------
Net investment income
  (expense)..............    (2,842)      (1,088)        8,243         3,048       (17,677)
                            -------       ------       -------       -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     7,263        3,999       195,501        94,602      (133,071)
   Change in unrealized
     appreciation
     (depreciation)......     3,746        1,174       459,863       295,428       325,872
   Capital gain
     distribution........        --           --            --            --            --
                            -------       ------       -------       -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    11,009        5,173       655,364       390,030       192,801
                            -------       ------       -------       -------      --------
Increase (decrease) in
  net assets from
  operations.............   $ 8,167        4,085       663,607       393,078       175,124
                            =======       ======       =======       =======      ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                           Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth       Growth        Growth       Growth        Growth
                          Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service    Institutional   Service
                             Shares       Shares        Shares       Shares        Shares
                          ------------ ------------- ------------ ------------- ------------
                                             Year ended December 31, 2006
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   877            --           --        30,776        9,651
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     4,944        40,165        5,207        25,505        9,562
                            -------      --------       ------      --------       ------
Net investment income
  (expense)..............    (4,067)      (40,165)      (5,207)        5,271           89
                            -------      --------       ------      --------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    12,258      (512,710)      17,799      (163,581)      38,059
   Change in unrealized
     appreciation
     (depreciation)......    21,139       872,968       25,383       424,782       56,481
   Capital gain
     distribution........        --            --           --            --           --
                            -------      --------       ------      --------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    33,397       360,258       43,182       261,201       94,540
                            -------      --------       ------      --------       ------
Increase (decrease) in
  net assets from
  operations.............   $29,330       320,093       37,975       266,472       94,629
                            =======      ========       ======      ========       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           JPMorgan Insurance Trust
                          ----------------------------------------------------------
                                                   JPMorgan
                                                   Insurance   JPMorgan    JPMorgan
                           JPMorgan    JPMorgan      Trust     Insurance   Insurance
                           Insurance   Insurance  Diversified    Trust       Trust
                             Trust       Trust      Mid Cap   Government   Intrepid
                           Balanced    Core Bond    Growth       Bond       Mid Cap
                          Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                          ----------- ----------- ----------- ----------- -----------
                                    Period from May 1 to December 31, 2006
                          ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ --           --         --           --          --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      10        2,787         20        2,855         309
                             ----       ------        ---       ------       -----
Net investment income
  (expense)..............     (10)      (2,787)       (20)      (2,855)       (309)
                             ----       ------        ---       ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      --          832         --        1,385         105
   Change in unrealized
     appreciation
     (depreciation)......      85        5,261        140        4,503       4,018
   Capital gain
     distribution........      --           --         --           --          --
                             ----       ------        ---       ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........      85        6,093        140        5,888       4,123
                             ----       ------        ---       ------       -----
Increase (decrease) in
  net assets from
  operations.............    $ 75        3,306        120        3,033       3,814
                             ====       ======        ===       ======       =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                         Legg Mason
                                                                                                      Partners Variable
                                        Legg Mason Partners Variable Portfolios I, Inc.                 Portfolios II
                          --------------------------------------------------------------------------- -----------------
                                                               Legg Mason    Legg Mason   Legg Mason     Legg Mason
                             Legg Mason       Legg Mason        Partners      Partners     Partners   Partners Variable
                              Partners     Partners Variable    Variable      Variable     Variable      Aggressive
                            Variable All       Investors     Strategic Bond Total Return Total Return      Growth
                          Cap Portfolio --   Portfolio --     Portfolio --  Portfolio -- Portfolio --   Portfolio --
                              Class II          Class I         Class I       Class I      Class II       Class II
                          ---------------- ----------------- -------------- ------------ ------------ -----------------
                                                                                                         Year ended
                                                 Year ended December 31, 2006                         December 31, 2006
                          --------------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 7,539            3,479           10,995         2,510        7,855              --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       8,734            3,093            3,206         1,930        4,348          16,659
                              -------           ------           ------        ------       ------         -------
Net investment income
  (expense)..............      (1,195)             386            7,789           580        3,507         (16,659)
                              -------           ------           ------        ------       ------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      13,984            4,882           (7,119)        6,508          322           9,079
   Change in unrealized
     appreciation
     (depreciation)......      48,764           23,032            6,383         4,225       14,274          81,777
   Capital gain
     distribution........      19,364            4,988              203         2,190        8,007              --
                              -------           ------           ------        ------       ------         -------
Net realized and
  unrealized gain (loss)
  on investments.........      82,112           32,902             (533)       12,923       22,603          90,856
                              -------           ------           ------        ------       ------         -------
Increase (decrease) in
  net assets from
  operations.............     $80,917           33,288            7,256        13,503       26,110          74,197
                              =======           ======           ======        ======       ======         =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------------
                                  MFS(R)                                      MFS(R)
                                 Investors        MFS(R)       MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                                  Growth         Investors     Discovery      Income       Return     Utilities
                              Stock Series -- Trust Series --  Series --    Series --    Series --    Series --
                                  Service         Service       Service      Service      Service      Service
                               Class Shares    Class Shares   Class Shares Class Shares Class Shares Class Shares
                              --------------- --------------- ------------ ------------ ------------ ------------
                                                         Year ended December 31, 2006
                              -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $     --          10,099            --       33,904      155,189       50,503
   Expenses -- Mortality
     and expense risk
     and
     administrative expenses
     (note 4a)...............      38,058          58,974        17,322       10,104      109,334       45,155
                                 --------         -------       -------       ------      -------      -------
Net investment income
  (expense)..................     (38,058)        (48,875)      (17,322)      23,800       45,855        5,348
                                 --------         -------       -------       ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................      46,544         160,345        30,702       (3,108)       4,581      165,407
   Change in unrealized
     appreciation
     (depreciation)..........     123,071         275,983        84,790        5,998      391,927      511,553
   Capital gain
     distribution............          --              --        19,942        3,305      149,174      102,928
                                 --------         -------       -------       ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.............     169,615         436,328       135,434        6,195      545,682      779,888
                                 --------         -------       -------       ------      -------      -------
Increase (decrease) in
  net assets from
  operations.................    $131,557         387,453       118,112       29,995      591,537      785,236
                                 ========         =======       =======       ======      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Old Mutual Insurance
                                   Series Fund              Oppenheimer Variable Account Funds
                              --------------------  --------------------------------------------------
                                                                Oppenheimer               Oppenheimer
                                         Old Mutual              Balanced   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital     Appreciation
                              Growth II    Growth    Balanced     Service   Appreciation   Fund/VA --
                              Portfolio  Portfolio    Fund/VA     Shares      Fund/VA    Service Shares
                              ---------- ---------- ----------- ----------- ------------ --------------
                                   Year ended
                                December 31, 2006              Year ended December 31, 2006
                              --------------------  --------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............  $     --        --     24,733       38,936       4,567         9,322
   Expenses -- Mortality
     and expense risk
     and
     administrative expenses
     (note 4a)...............     3,656     7,714     12,973       34,865      16,056        77,911
                               --------   -------     ------      -------     -------       -------
Net investment income
  (expense)..................    (3,656)   (7,714)    11,760        4,071     (11,489)      (68,589)
                               --------   -------     ------      -------     -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   (49,271)  (26,817)     7,589       11,157       9,163       146,624
   Change in unrealized
     appreciation
     (depreciation)..........    68,339    55,375     28,117      147,174      68,882       232,008
   Capital gain
     distribution............        --        --     35,978       61,060          --            --
                               --------   -------     ------      -------     -------       -------
Net realized and
  unrealized gain (loss)
  on investments.............    19,068    28,558     71,684      219,391      78,045       378,632
                               --------   -------     ------      -------     -------       -------
Increase (decrease) in
  net assets from
  operations.................  $ 15,412    20,844     83,444      223,462      66,556       310,043
                               ========   =======     ======      =======     =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------------------
                                       Oppenheimer                               Oppenheimer
                                          Global                  Oppenheimer    Main Street                Oppenheimer
                          Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                           Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                            Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                          ----------- -------------- ----------- -------------- -------------- ----------- --------------
                                                           Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 83,300        54,713      37,883         84,320         9,048            --           --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    20,873       113,009       7,101        151,577        82,798        10,607        4,770
                           --------     ---------      ------      ---------       -------       -------       ------
Net investment income
  (expense)..............    62,427       (58,296)     30,782        (67,257)      (73,750)      (10,607)      (4,770)
                           --------     ---------      ------      ---------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,343)      228,945      (2,210)       329,929       184,484       (80,848)       6,477
   Change in unrealized
     appreciation
     (depreciation)......      (295)      553,075       9,332        939,668       369,279       101,055          136
   Capital gain
     distribution........        --       338,897          --             --       142,125            --           --
                           --------     ---------      ------      ---------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   (11,638)    1,120,917       7,122      1,269,597       695,888        20,207        6,613
                           --------     ---------      ------      ---------       -------       -------       ------
Increase (decrease) in
  net assets from
  operations.............  $ 50,789     1,062,621      37,904      1,202,340       622,138         9,600        1,843
                           ========     =========      ======      =========       =======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                                        Foreign Bond
                                       Portfolio (U.S.                   Long-Term
                           All Asset       Dollar        High Yield   U.S. Government  Low Duration   Total Return
                          Portfolio --   Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                            Advisor    Administrative  Administrative Administrative  Administrative Administrative
                          Class Shares  Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                          ------------ --------------- -------------- --------------- -------------- --------------
                                                        Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $45,068         5,499         368,575         462,604         48,132       1,153,322
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    12,435         2,134          85,582         132,262         19,226         358,273
                            -------        ------         -------        --------         ------       ---------
Net investment income
  (expense)..............    32,633         3,365         282,993         330,342         28,906         795,049
                            -------        ------         -------        --------         ------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       616         1,305          16,384         (79,026)        (2,089)        (81,064)
   Change in unrealized
     appreciation
     (depreciation)......    (7,137)       (4,281)        102,436        (373,677)           852        (197,353)
   Capital gain
     distribution........     1,697           282              --          85,725             --              --
                            -------        ------         -------        --------         ------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (4,824)       (2,694)        118,820        (366,978)        (1,237)       (278,417)
                            -------        ------         -------        --------         ------       ---------
Increase (decrease) in
  net assets from
  operations.............   $27,809           671         401,813         (36,636)        27,669         516,632
                            =======        ======         =======        ========         ======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    The Prudential Series Fund
                          -----------------------------------------------
                          Jennison 20/20                      Natural
                               Focus         Jennison        Resources
                           Portfolio --    Portfolio --    Portfolio --
                          Class II Shares Class II Shares Class II Shares
                          --------------- --------------- ---------------
                                   Year ended December 31, 2006
                          -----------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  2,150             --           17,459
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      13,859          1,024           11,757
                             --------         ------          -------
Net investment income
  (expense)..............     (11,709)        (1,024)           5,702
                             --------         ------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      24,037          4,887           21,652
   Change in unrealized
     appreciation
     (depreciation)......     109,276            134           10,051
   Capital gain
     distribution........       8,770             --           67,902
                             --------         ------          -------
Net realized and
  unrealized gain (loss)
  on investments.........     142,083          5,021           99,605
                             --------         ------          -------
Increase (decrease) in
  net assets from
  operations.............    $130,374          3,997          105,307
                             ========         ======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Rydex Variable     Van Kampen Life Investment
                                Trust                    Trust
                          ----------------- ------------------------------
                                                               Strategic
                                               Comstock         Growth
                                             Portfolio --    Portfolio --
                              OTC Fund      Class II Shares Class II Shares
                          ----------------- --------------- ---------------
                             Year ended               Year ended
                          December 31, 2006        December 31, 2006
                          ----------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $     --           94,457             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       15,203           64,734          4,067
                              --------          -------         ------
Net investment income
  (expense)..............      (15,203)          29,723         (4,067)
                              --------          -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        6,841           43,688          7,033
   Change in unrealized
     appreciation
     (depreciation)......       44,808          321,583            777
   Capital gain
     distribution........           --          174,959             --
                              --------          -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........       51,649          540,230          7,810
                              --------          -------         ------
Increase (decrease) in
  net assets from
  operations.............     $ 36,446          569,953          3,743
                              ========          =======         ======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                                                         -----------------------------------------
                                                            AIM V.I. Basic      AIM V.I. Capital
                                                             Value Fund --     Appreciation Fund --
                                  Consolidated Total       Series II shares     Series I shares
                              -------------------------  --------------------  -------------------
                                      Year ended              Year ended           Year ended
                                     December 31,            December 31,         December 31,
                              -------------------------  --------------------  -------------------
                                  2006          2005        2006       2005      2006       2005
                              ------------  -----------  ---------  ---------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,185,806    1,382,047    (27,755)   (20,227)  (13,090)  (13,089)
   Net realized gain
     (loss) on
     investments.............    6,544,540    2,426,911     49,563     27,565   156,772    35,477
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,535,694   10,249,146    135,342     63,835  (100,901)   30,338
   Capital gain
     distribution............   10,783,548    2,227,049    101,363     15,064        --        --
                              ------------  -----------  ---------  ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   41,049,588   16,285,153    258,513     86,237    42,781    52,726
                              ------------  -----------  ---------  ---------  --------   -------
From capital
  transactions:
   Net premiums..............  130,274,139   73,460,305    193,826    221,458     5,035    23,291
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........   (3,332,293)  (1,772,520)        --     (3,803)   (1,703)       --
     Surrenders..............  (27,847,636) (15,220,459)  (100,303)  (102,306)  (55,525)  (43,378)
     Administrative
       expenses (note 4a)....     (279,050)    (154,669)    (1,740)    (1,055)     (376)     (460)
     Transfers (to) from
       the Guarantee
       Account...............   15,224,110   12,485,986     24,974    130,872    19,672     6,098
     Transfers (to) from
       other subaccounts.....           --           --    (80,274)   123,100  (118,515)   50,711
                              ------------  -----------  ---------  ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  114,039,270   68,798,639     36,483    368,266  (151,412)   36,262
                              ------------  -----------  ---------  ---------  --------   -------
Increase (decrease) in
  net assets.................  155,088,858   85,083,792    294,996    454,503  (108,631)   88,988
Net assets at beginning
  of year....................  324,670,976  239,587,184  2,250,162  1,795,659   980,894   891,906
                              ------------  -----------  ---------  ---------  --------   -------
Net assets at end of year.... $479,759,834  324,670,976  2,545,158  2,250,162   872,263   980,894
                              ============  ===========  =========  =========  ========   =======
Change in units (note 5):
   Units purchased...........   28,232,785   18,176,354     29,139     51,684    80,825    21,849
   Units redeemed............  (16,538,690) (11,855,838)   (26,066)   (23,043)  (97,702)  (17,358)
                              ------------  -----------  ---------  ---------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   11,694,095    6,320,516      3,073     28,641   (16,877)    4,491
                              ============  ===========  =========  =========  ========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              ---------------------------------------------------------------------
                                  AIM V.I. Core          AIM V.I. Global      AIM V.I. International
                                 Equity Fund --        Real Estate Fund --      Growth Fund --
                                 Series I shares        Series II shares       Series II shares
                              --------------------  ------------------------  ---------------------
                                                                 Period from
                                   Year ended        Year ended  April 29 to      Year ended
                                  December 31,      December 31, December 31,    December 31,
                              --------------------  ------------ ------------ ---------------------
                                 2006       2005        2006         2005        2006        2005
                              ---------  ---------  ------------ ------------  ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     808     (7,325)     1,445          373          978     (2,574)
   Net realized gain
     (loss) on
     investments.............   136,649     14,359      7,591          (38)      92,813     12,128
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (21,539)    32,584     38,418          447      265,782     75,168
   Capital gain
     distribution............        --         --      7,163          369           --         --
                              ---------  ---------    -------       ------     ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   115,918     39,618     54,617        1,151      359,573     84,722
                              ---------  ---------    -------       ------     ---------   -------
From capital
  transactions:
   Net premiums..............    25,490     12,476     43,179       21,962    1,739,252    315,174
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        --         --         --           --           --         --
     Surrenders..............  (120,300)   (53,927)        --           --      (24,441)    (3,785)
     Administrative
       expenses (note 4a)....      (251)      (245)       (67)          --         (885)      (181)
     Transfers (to) from
       the Guarantee
       Account...............     7,247     (4,931)   101,296       15,710      238,904     59,406
     Transfers (to) from
       other subaccounts.....      (794)   (90,126)    25,415          103     (156,305)    68,324
                              ---------  ---------    -------       ------     ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (88,608)  (136,753)   169,823       37,775    1,796,525    438,938
                              ---------  ---------    -------       ------     ---------   -------
Increase (decrease) in
  net assets.................    27,310    (97,135)   224,440       38,926    2,156,098    523,660
Net assets at beginning
  of year....................   940,042  1,037,177     38,926           --      627,016    103,356
                              ---------  ---------    -------       ------     ---------   -------
Net assets at end of year.... $ 967,352    940,042    263,366       38,926    2,783,114    627,016
                              =========  =========    =======       ======     =========   =======
Change in units (note 5):
   Units purchased...........   101,879      2,904     18,251        3,703      218,797     56,589
   Units redeemed............  (121,565)   (18,913)    (5,263)        (314)     (65,379)   (15,160)
                              ---------  ---------    -------       ------     ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (19,686)   (16,009)    12,988        3,389      153,418     41,429
                              =========  =========    =======       ======     =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable
                               Insurance Funds
                                 (continued)            The Alger American Fund
                              -----------------  ----------------------------------------
                                                                       Alger American Small
                                AIM V.I. Large   Alger American Growth   Capitalization
                                Cap Growth --       Portfolio --          Portfolio --
                               Series I shares     Class O Shares        Class O Shares
                              -----------------  --------------------  ------------------
                                  Year ended         Year ended            Year ended
                                 December 31,       December 31,          December 31,
                              -----------------  --------------------  ------------------
                                2006      2005     2006        2005      2006       2005
                              --------  -------   --------   -------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,706)  (2,069)   (8,236)    (8,008)   (11,404)   (11,191)
   Net realized gain
     (loss) on
     investments.............    8,187    1,659   (45,891)   (35,211)    40,386     (9,337)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,986    6,211    71,746    110,069    108,933    134,387
   Capital gain
     distribution............       --       --        --         --         --         --
                              --------  -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........    8,467    5,801    17,619     66,850    137,915    113,859
                              --------  -------   --------   -------   --------   --------
From capital
  transactions:
   Net premiums..............    9,085   64,482        --         --        180      2,380
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --       --        --     (7,402)        --     (6,859)
     Surrenders..............   (2,237) (14,128) (156,243)   (27,783)  (224,536)   (81,367)
     Administrative
       expenses (note 4a)....     (301)    (168)     (403)      (447)      (670)      (639)
     Transfers (to) from
       the Guarantee
       Account...............    2,374    7,712    14,386      1,354     15,843    (10,587)
     Transfers (to) from
       other subaccounts.....  (69,798)   2,759    (1,415)   (44,949)    39,479    (10,606)
                              --------  -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (60,877)  60,657  (143,675)   (79,227)  (169,704)  (107,678)
                              --------  -------   --------   -------   --------   --------
Increase (decrease) in
  net assets.................  (52,410)  66,458  (126,056)   (12,377)   (31,789)     6,181
Net assets at beginning
  of year....................  264,953  198,495   700,558    712,935    808,814    802,633
                              --------  -------   --------   -------   --------   --------
Net assets at end of year.... $212,543  264,953   574,502    700,558    777,025    808,814
                              ========  =======   ========   =======   ========   ========
Change in units (note 5):
   Units purchased...........   29,956    6,875     4,333        739     17,231      5,387
   Units redeemed............  (30,228)  (1,875)  (17,902)    (8,803)   (32,665)   (17,172)
                              --------  -------   --------   -------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (272)   5,000   (13,569)    (8,064)   (15,434)   (11,785)
                              ========  =======   ========   =======   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AllianceBernstein Variable Products Series Fund, Inc.
                              --------------------------------------------------------------
                              AllianceBernstein
                              Global Technology  AllianceBernstein Growth  AllianceBernstein
                                 Portfolio --    and Income Portfolio --  International Value
                                   Class B              Class B           Portfolio -- Class B
                              -----------------  -----------------------  ------------------
                                  Year ended          Year ended              Year ended
                                 December 31,        December 31,            December 31,
                              -----------------  -----------------------  ------------------
                                2006      2005      2006         2005        2006       2005
                              --------  -------   ---------   ---------   ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (6,729)  (4,614)   (39,486)     (25,671)    (13,467)   (2,592)
   Net realized gain
     (loss) on
     investments.............   11,562    5,555    186,067      163,306     137,727     9,181
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,085    4,935    663,073       92,776     658,210    79,297
   Capital gain
     distribution............       --       --    435,958           --      26,361     3,966
                              --------  -------   ---------   ---------   ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   27,918    5,876  1,245,612      230,411     808,831    89,852
                              --------  -------   ---------   ---------   ---------   -------
From capital
  transactions:
   Net premiums..............   63,824   27,433    805,168    1,075,873   3,808,923   630,842
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........  (16,864)      --    (32,924)     (73,270)         --        --
     Surrenders..............  (16,858) (35,249)  (423,814)    (295,394)    (80,691)   (7,679)
     Administrative
       expenses (note 4a)....     (534)    (274)    (3,878)      (2,859)     (1,545)      (55)
     Transfers (to) from
       the Guarantee
       Account...............    7,837    8,803    139,062      184,093     351,350    84,245
     Transfers (to) from
       other subaccounts.....   81,760   (4,856)  (305,573)      (9,251)    300,248   135,652
                              --------  -------   ---------   ---------   ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  119,165   (4,143)   178,041      879,192   4,378,285   843,005
                              --------  -------   ---------   ---------   ---------   -------
Increase (decrease) in
  net assets.................  147,083    1,733  1,423,653    1,109,603   5,187,116   932,857
Net assets at beginning
  of year....................  322,728  320,995  8,039,730    6,930,127     966,816    33,959
                              --------  -------   ---------   ---------   ---------   -------
Net assets at end of year.... $469,811  322,728  9,463,383    8,039,730   6,153,932   966,816
                              ========  =======   =========   =========   =========   =======
Change in units (note 5):
   Units purchased...........   23,010    7,006    131,900      198,015     477,585    85,151
   Units redeemed............  (14,694)  (7,280)  (115,787)    (115,434)   (115,967)   (8,024)
                              --------  -------   ---------   ---------   ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    8,316     (274)    16,113       82,581     361,618    77,127
                              ========  =======   =========   =========   =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AllianceBernstein Variable Products       American Century
                                   Series Fund, Inc. (continued)          Variable Portfolios, Inc.
                              ------------------------------------------  ------------------------
                                AllianceBernstein    AllianceBernstein
                                 Large Cap Growth    Small Cap Growth     VP Income & Growth
                               Portfolio -- Class B  Portfolio -- Class B  Fund -- Class I
                              ---------------------  -------------------  ------------------------
                                    Year ended          Year ended           Year ended
                                   December 31,        December 31,         December 31,
                              ---------------------  -------------------  ------------------------
                                 2006        2005      2006       2005      2006         2005
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,777)   (27,620)  (1,859)    (1,662)      783          501
   Net realized gain
     (loss) on
     investments.............     67,631     40,842   11,768      2,801     5,036          783
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (97,485)   210,194    1,389      2,240    53,222        5,949
   Capital gain
     distribution............         --         --       --         --        --           --
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    (67,631)   223,416   11,298      3,379    59,041        7,233
                              ----------  ---------   -------   -------     -------      -------
From capital
  transactions:
   Net premiums..............    159,694    469,663    5,833        700    91,050      118,656
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (12,328)    (9,680)      97         --        --           --
     Surrenders..............   (155,647)   (91,654) (21,222)    (7,342)  (14,745)      (3,659)
     Administrative
       expenses (note 4a)....     (1,321)      (736)     (25)       (25)     (341)         (97)
     Transfers (to) from
       the Guarantee
       Account...............    135,726     31,892   16,392          1    39,380       14,112
     Transfers (to) from
       other subaccounts.....    (81,498)   139,733  (13,058)     6,898   (13,109)       2,723
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     44,626    539,218  (11,983)       232   102,235      131,735
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets.................    (23,005)   762,634     (685)     3,611   161,276      138,968
Net assets at beginning
  of year....................  2,386,772  1,624,138  117,067    113,456   303,908      164,940
                              ----------  ---------   -------   -------     -------      -------
Net assets at end of year.... $2,363,767  2,386,772  116,382    117,067   465,184      303,908
                              ==========  =========   =======   =======     =======      =======
Change in units (note 5):
   Units purchased...........     70,541     87,001    2,087      1,416     9,664        9,691
   Units redeemed............    (70,647)   (25,492)  (2,857)    (1,412)   (2,396)        (354)
                              ----------  ---------   -------   -------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       (106)    61,509     (770)         4     7,268        9,337
                              ==========  =========   =======   =======     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 American Century Variable Portfolios, Inc. (continued)
                              -----------------------------------------------------------
                                VP International      VP Ultra(R)          VP Value
                                Fund -- Class I     Fund -- Class I     Fund -- Class I
                              -------------------  ----------------  --------------------
                                   Year ended         Year ended          Year ended
                                  December 31,       December 31,        December 31,
                              -------------------  ----------------  --------------------
                                 2006       2005     2006     2005      2006       2005
                              ----------  -------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (2,395)  (1,033) (11,872)  (8,890)    69,240     63,417
   Net realized gain
     (loss) on
     investments.............     20,491    3,511    1,755    2,768     17,560     11,521
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     95,607   19,261  (27,111)  21,922    117,016    (80,702)
   Capital gain
     distribution............         --       --       --       --     67,573     58,191
                              ----------  -------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    113,703   21,739  (37,228)  15,800    271,389     52,427
                              ----------  -------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    825,088   60,043   96,866  198,916    170,128    180,661
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........         --       --       --       --         --         --
     Surrenders..............     (9,242) (17,773) (40,697)  (6,455)   (53,221)   (29,795)
     Administrative
       expenses (note 4a)....       (426)    (172)    (859)    (524)      (552)      (326)
     Transfers (to) from
       the Guarantee
       Account...............     56,970    5,054    4,698  106,488     54,504     94,031
     Transfers (to) from
       other subaccounts.....      7,174   14,554   34,200   (2,665)   (49,566)    20,283
                              ----------  -------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    879,564   61,706   94,208  295,760    121,293    264,854
                              ----------  -------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................    993,267   83,445   56,980  311,560    392,682    317,281
Net assets at beginning
  of year....................    205,842  122,397  714,030  402,470  1,593,317  1,276,036
                              ----------  -------  -------  -------  ---------  ---------
Net assets at end of year.... $1,199,109  205,842  771,010  714,030  1,985,999  1,593,317
                              ==========  =======  =======  =======  =========  =========
Change in units (note 5):
   Units purchased...........     93,066    6,828   14,738   29,465     34,951     24,805
   Units redeemed............    (20,063)  (2,197)  (7,018)  (5,621)   (24,933)    (6,131)
                              ----------  -------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     73,003    4,631    7,720   23,844     10,018     18,674
                              ==========  =======  =======  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              American Century Variable
                                 Portfolios II, Inc.       BlackRock Variable Series Funds, Inc.
                              ------------------------  ----------------------------------------------
                                                        BlackRock Basic Value     BlackRock Global
                               VP Inflation Protection    V.I. Fund --         Allocation V.I. Fund --
                                  Fund -- Class II      Class III Shares          Class III Shares
                              ------------------------  --------------------  ------------------------
                                                                                           Period from
                                           Period from     Year ended          Year ended  April 29 to
                               Year ended  April 29 to    December 31,        December 31, December 31,
                              December 31, December 31, --------------------  ------------ ------------
                                  2006         2005       2006       2005         2006         2005
                              ------------ ------------  -------    -------   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  9,127       4,442      8,028     20,362        97,963       1,459
   Net realized gain
     (loss) on
     investments.............     (1,741)       (146)     5,108         60        21,944         280
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (6,451)     (4,889)    17,471    (10,851)     (103,749)      3,957
   Capital gain
     distribution............         --          --     46,843        154       184,325          --
                                --------     -------     -------    -------    ---------     -------
       Increase
         (decrease) in
         net assets from
         operations..........        935        (593)    77,450      9,725       200,483       5,696
                                --------     -------     -------    -------    ---------     -------
From capital
  transactions:
   Net premiums..............    512,935     153,651    147,185    185,280     3,525,406     102,275
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --          --         --         --            --          --
     Surrenders..............    (16,783)     (5,253)    (2,252)    (1,985)      (22,089)         --
     Administrative
       expenses (note 4a)....       (495)         --       (407)      (154)         (193)         --
     Transfers (to) from
       the Guarantee
       Account...............     99,053      80,208     50,059      9,320       638,071       1,757
     Transfers (to) from
       other subaccounts.....     38,088      52,017    (26,494)     5,623       101,427          11
                                --------     -------     -------    -------    ---------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    632,798     280,623    168,091    198,084     4,242,622     104,043
                                --------     -------     -------    -------    ---------     -------
Increase (decrease) in
  net assets.................    633,733     280,030    245,541    207,809     4,443,105     109,739
Net assets at beginning
  of year....................    280,030          --    294,123     86,314       109,739          --
                                --------     -------     -------    -------    ---------     -------
Net assets at end of year....   $913,763     280,030    539,664    294,123     4,552,844     109,739
                                ========     =======     =======    =======    =========     =======
Change in units (note 5):
   Units purchased...........     83,500      28,665     20,023     19,945       452,351      11,397
   Units redeemed............    (20,334)       (555)    (5,602)    (1,108)      (47,359)     (1,471)
                                --------     -------     -------    -------    ---------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     63,166      28,110     14,421     18,837       404,992       9,926
                                ========     =======     =======    =======    =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BlackRock Variable Series Funds, Inc. (continued)
                              ------------------------------------------------
                              BlackRock Large Cap       BlackRock Value
                              Growth V.I. Fund --      Opportunities V.I. Fund --
                              Class III Shares          Class III Shares
                              -----------------------  -----------------------
                                 Year ended                Year ended
                                December 31,              December 31,
                              -----------------------  -----------------------
                                2006        2005         2006           2005
                                -------      ------     --------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(1,086)       (607)      183,139       131,804
   Net realized gain
     (loss) on
     investments.............     235         201       (16,030)         (265)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   5,204       4,231      (328,647)      (97,461)
   Capital gain
     distribution............      --          --       202,108         4,229
                                -------      ------     --------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   4,353       3,825        40,570        38,307
                                -------      ------     --------       -------
From capital
  transactions:
   Net premiums..............   1,793       2,583        81,202       204,095
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........      --          --            --            --
     Surrenders..............    (216)       (206)      (20,597)       (6,328)
     Administrative
       expenses (note 4a)....     (46)         (2)         (739)         (159)
     Transfers (to) from
       the Guarantee
       Account...............  21,788      16,047        15,987        50,485
     Transfers (to) from
       other subaccounts.....   1,621       4,096        26,201         7,333
                                -------      ------     --------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  24,940      22,518       102,054       255,426
                                -------      ------     --------       -------
Increase (decrease) in
  net assets.................  29,293      26,343       142,624       293,733
Net assets at beginning
  of year....................  56,823      30,480       367,744        74,011
                                -------      ------     --------       -------
Net assets at end of year.... $86,116      56,823       510,368       367,744
                                =======      ======     ========       =======
Change in units (note 5):
   Units purchased...........   2,271       2,038        12,543        26,426
   Units redeemed............    (153)        (31)       (4,800)       (2,710)
                                -------      ------     --------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   2,118       2,007         7,743        23,716
                                =======      ======     ========       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Columbia Funds Variable Insurance Trust I
                              -------------------------------------------
                                                       Columbia Marsico
                                                         International
                                 Columbia Marsico     Opportunities Fund,
                              Growth Fund, Variable        Variable
                                Series -- Class A      Series -- Class B
                              ---------------------  --------------------
                                    Year ended            Year ended
                                   December 31,          December 31,
                              ---------------------  --------------------
                                 2006        2005       2006       2005
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (58,428)   (39,069)   (13,935)   (13,953)
   Net realized gain
     (loss) on
     investments.............     77,685     50,070    284,652     71,147
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    146,952    183,571    622,413    507,674
   Capital gain
     distribution............         --         --    103,341     35,605
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    166,209    194,572    996,471    600,473
                              ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    648,752  1,138,270  2,262,124  1,010,347
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       (401)   (33,968)        --    (26,526)
     Surrenders..............    (87,960)   (53,401)  (134,606)   (65,563)
     Administrative
       expenses (note 4a)....     (2,194)      (795)    (2,579)    (1,320)
     Transfers (to) from
       the Guarantee
       Account...............     68,519    101,170    131,851    136,006
     Transfers (to) from
       other subaccounts.....   (114,621)   172,920   (416,941)    21,031
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    512,095  1,324,196  1,839,849  1,073,975
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    678,304  1,518,768  2,836,320  1,674,448
Net assets at beginning
  of year....................  3,341,183  1,822,415  3,904,389  2,229,941
                              ----------  ---------  ---------  ---------
Net assets at end of year.... $4,019,487  3,341,183  6,740,709  3,904,389
                              ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........     89,822    132,784    240,394    111,781
   Units redeemed............    (51,173)   (31,691)   (89,722)   (39,255)
                              ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     38,649    101,093    150,672     72,526
                              ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      Dreyfus
                              -------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap  Dreyfus Variable      The Dreyfus Socially
                              Stock Portfolio --   Investment Fund --     Responsible Growth Fund,
                               Initial Shares      Money Market Portfolio Inc. -- Initial Shares
                              -------------------  ---------------------  -----------------------
                                 Year ended            Year ended            Year ended
                                December 31,          December 31,          December 31,
                              -------------------  ---------------------  -----------------------
                                2006       2005      2006        2005       2006         2005
                               --------   ------    --------   --------     -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,133    (1,172)    22,625       8,757    (4,889)      (4,619)
   Net realized gain
     (loss) on
     investments.............      384     1,836         --          --     1,844        3,208
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (7,970)    4,794         --          --    28,971        8,915
   Capital gain
     distribution............   11,181       290         --          --        --           --
                               --------   ------    --------   --------     -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    7,728     5,748     22,625       8,757    25,926        7,504
                               --------   ------    --------   --------     -------     -------
From capital
  transactions:
   Net premiums..............   47,554    15,704     46,934     120,320    25,251       54,163
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........       --        --         --          --        --           --
     Surrenders..............   (2,033)   (2,299)  (167,639)    (26,534)   (2,159)     (14,756)
     Administrative
       expenses (note 4a)....      (90)      (74)      (206)       (322)     (492)        (400)
     Transfers (to) from
       the Guarantee
       Account...............   14,886       344     12,346      13,385     1,420          238
     Transfers (to) from
       other subaccounts.....   (2,965)     (823)   232,071    (209,119)    5,841       (5,234)
                               --------   ------    --------   --------     -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   57,352    12,852    123,506    (102,270)   29,861       34,011
                               --------   ------    --------   --------     -------     -------
Increase (decrease) in
  net assets.................   65,080    18,600    146,131     (93,513)   55,787       41,515
Net assets at beginning
  of year....................   90,543    71,943    665,922     759,435   309,525      268,010
                               --------   ------    --------   --------     -------     -------
Net assets at end of year.... $155,623    90,543    812,053     665,922   365,312      309,525
                               ========   ======    ========   ========     =======     =======
Change in units (note 5):
   Units purchased...........    4,136     1,505     54,805      59,511     4,533        6,809
   Units redeemed............     (482)     (644)   (42,412)    (69,784)     (852)      (2,885)
                               --------   ------    --------   --------     -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    3,654       861     12,393     (10,273)    3,681        3,924
                               ========   ======    ========   ========     =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               DWS Variable Series II
                              -------------------------------------------------------
                               DWS Dreman High    DWS Dreman Small
                                Return Equity       Mid Cap Value     DWS Technology
                               VIP --  Class B     VIP --  Class B    VIP -- Class B
                                    Shares             Shares             Shares
                              -----------------  ------------------  ----------------
                                  Year ended         Year ended         Year ended
                                 December 31,       December 31,       December 31,
                              -----------------  ------------------  ----------------
                                2006      2005      2006      2005     2006     2005
                              --------  -------  ---------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,291)  (1,409)   (10,146)  (5,492)  (3,022)  (2,121)
   Net realized gain
     (loss) on
     investments.............   15,739    7,148     10,208   14,931      822    2,377
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   71,139   23,204    110,032   (5,942)   1,831    5,408
   Capital gain
     distribution............   35,226       --     48,357   30,791       --       --
                              --------  -------  ---------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  119,813   28,943    158,451   34,288     (369)   5,664
                              --------  -------  ---------  -------  -------  -------
From capital
  transactions:
   Net premiums..............   99,534   80,558    301,145  178,357   27,508   98,236
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........       --       --         --       --       --       --
     Surrenders..............   (2,060) (15,814)   (20,085) (20,801)    (408)    (151)
     Administrative
       expenses (note 4a)....     (335)    (154)      (639)    (221)    (221)     (36)
     Transfers (to) from
       the Guarantee
       Account...............  107,956   33,111    121,706   51,283    4,564      613
     Transfers (to) from
       other subaccounts.....   13,925    6,870     13,194  (50,019)  (5,394) (39,660)
                              --------  -------  ---------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  219,020  104,571    415,321  158,599   26,049   59,002
                              --------  -------  ---------  -------  -------  -------
Increase (decrease) in
  net assets.................  338,833  133,514    573,772  192,887   25,680   64,666
Net assets at beginning
  of year....................  599,411  465,897    539,525  346,638  176,898  112,232
                              --------  -------  ---------  -------  -------  -------
Net assets at end of year.... $938,244  599,411  1,113,297  539,525  202,578  176,898
                              ========  =======  =========  =======  =======  =======
Change in units (note 5):
   Units purchased...........   20,005    9,757     24,209   17,404    3,814    7,780
   Units redeemed............   (5,976)  (2,554)    (3,645)  (8,191)  (1,975)  (3,643)
                              --------  -------  ---------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   14,029    7,203     20,564    9,213    1,839    4,137
                              ========  =======  =========  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Eaton Vance Variable Trust
                              -------------------------------------------
                               VT Floating -- Rate    VT Worldwide Health
                                   Income Fund           Sciences Fund
                              ---------------------  --------------------
                                    Year ended            Year ended
                                   December 31,          December 31,
                              ---------------------  --------------------
                                 2006        2005       2006       2005
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  351,355    188,602    (27,909)   (14,634)
   Net realized gain
     (loss) on
     investments.............     (7,717)      (521)    25,804      7,698
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (24,971)   (16,464)   (13,958)    77,019
   Capital gain
     distribution............         --         --         --         --
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    318,667    171,617    (16,063)    70,083
                              ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    597,114  1,290,807    799,958    307,950
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (84,083)   (35,981)        --         --
     Surrenders..............   (524,586)  (395,848)   (49,166)   (33,049)
     Administrative
       expenses (note 4a)....     (4,386)    (2,783)    (1,237)      (561)
     Transfers (to) from
       the Guarantee
       Account...............    552,551  1,065,081     44,101     33,697
     Transfers (to) from
       other subaccounts.....    405,049    (99,814)   227,786    (62,708)
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    941,659  1,821,462  1,021,442    245,329
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  1,260,326  1,993,079  1,005,379    315,412
Net assets at beginning
  of year....................  7,592,782  5,599,703  1,118,984    803,572
                              ----------  ---------  ---------  ---------
Net assets at end of year.... $8,853,108  7,592,782  2,124,363  1,118,984
                              ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    253,955    422,647    108,402     36,124
   Units redeemed............   (165,185)  (243,495)   (36,109)   (17,528)
                              ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     88,770    179,152     72,293     18,596
                              ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen Variable
                               Annuity Trust          Federated Insurance Series
                              -----------------  --------------------------------------------
                              Evergreen VA Omega Federated American Leaders Federated Capital
                              Fund -- Class 2    Fund II -- Primary Shares    Income Fund II
                              -----------------  -------------------------  -----------------
                                 Year ended          Year ended                 Year ended
                                December 31,        December 31,               December 31,
                              -----------------  -------------------------  -----------------
                                2006     2005      2006          2005         2006     2005
                              -------   ------     --------      -------    -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (400)     (83)     6,011          975       16,577    18,022
   Net realized gain
     (loss) on
     investments.............      12        3       (440)       7,706      (19,290)  (41,608)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,118      578     (4,082)      14,915       49,635    43,554
   Capital gain
     distribution............      --       --     76,642           --           --        --
                              -------   ------     --------      -------    -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,730      498     78,131       23,596       46,922    19,968
                              -------   ------     --------      -------    -------  --------
From capital
  transactions:
   Net premiums..............  21,673   14,852        349        1,099          882       225
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........      --       --         --      (11,109)          --        --
     Surrenders..............      --       --   (119,153)     (74,375)     (68,603) (114,353)
     Administrative
       expenses (note 4a)....     (41)      --       (381)        (517)        (339)     (354)
     Transfers (to) from
       the Guarantee
       Account...............       2      762    (32,792)         (90)        (105)      (44)
     Transfers (to) from
       other subaccounts.....      (7)       5    (24,193)      (4,218)       2,459       449
                              -------   ------     --------      -------    -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  21,627   15,619   (176,170)     (89,210)     (65,706) (114,077)
                              -------   ------     --------      -------    -------  --------
Increase (decrease) in
  net assets.................  23,357   16,117    (98,039)     (65,614)     (18,784)  (94,109)
Net assets at beginning
  of year....................  16,117       --    653,787      719,401      377,321   471,430
                              -------   ------     --------      -------    -------  --------
Net assets at end of year.... $39,474   16,117    555,748      653,787      358,537   377,321
                              =======   ======     ========      =======    =======  ========
Change in units (note 5):
   Units purchased...........   2,016    1,486        149        1,255          528     1,064
   Units redeemed............      (5)      --    (14,855)      (9,087)      (7,944)  (14,830)
                              -------   ------     --------      -------    -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   2,011    1,486    (14,706)      (7,832)      (7,416)  (13,766)
                              =======   ======     ========      =======    =======  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Federated Insurance Series (continued)
                              ------------------------------------------------------------------------------
                              Federated High Income Bond Federated High Income Bond  Federated Kaufmann
                              Fund II -- Primary Shares  Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                 2006          2005         2006          2005         2006         2005
                                ---------     -------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  30,731       26,744       379,444       139,272      (31,482)     (34,675)
   Net realized gain
     (loss) on
     investments.............    (5,015)      (2,812)       (7,445)       (2,151)     119,587       52,458
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    16,168      (19,133)      158,991       (97,436)     261,525      211,045
   Capital gain
     distribution............        --           --            --            --       22,631        2,523
                                ---------     -------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........    41,884        4,799       530,990        39,685      372,261      231,351
                                ---------     -------     ---------     ---------    ---------    ---------
From capital
  transactions:
   Net premiums..............     8,904          450     1,346,650     2,109,703      358,359      704,152
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        --           --        (7,907)           --           --      (53,495)
     Surrenders..............  (121,519)     (38,717)     (219,536)      (89,385)     (92,964)    (106,487)
     Administrative
       expenses (note 4a)....      (244)        (249)       (6,176)         (974)      (1,670)      (1,102)
     Transfers (to) from
       the Guarantee
       Account...............    29,045            8        48,156       123,728      271,462      167,221
     Transfers (to) from
       other subaccounts.....   112,819       67,927       744,491       233,358     (104,644)       7,708
                                ---------     -------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    29,005       29,419     1,905,678     2,376,430      430,543      717,997
                                ---------     -------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets.................    70,889       34,218     2,436,668     2,416,115      802,804      949,348
Net assets at beginning
  of year....................   434,759      400,541     4,658,801     2,242,686    2,663,231    1,713,883
                                ---------     -------     ---------     ---------    ---------    ---------
Net assets at end of year.... $ 505,648      434,759     7,095,469     4,658,801    3,466,035    2,663,231
                                =========     =======     =========     =========    =========    =========
Change in units (note 5):
   Units purchased...........    14,322       10,498       205,582       227,002       71,734       88,634
   Units redeemed............   (11,910)      (7,976)      (57,651)      (36,227)     (45,121)     (36,253)
                                ---------     -------     ---------     ---------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     2,412        2,522       147,931       190,775       26,613       52,381
                                =========     =======     =========     =========    =========    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------
                                                                              VIP
                                                                            Balanced
                              VIP Asset Manager/SM/ VIP Asset Manager/SM/ Portfolio --
                                 Portfolio --          Portfolio --         Service
                                Initial Class         Service Class 2       Class 2
                              --------------------  --------------------  ------------
                                                                          Period from
                                  Year ended            Year ended          May 1 to
                                 December 31,          December 31,       December 31,
                              --------------------  --------------------  ------------
                                2006        2005       2006       2005        2006
                               --------   -------   ---------   -------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,113      4,248       5,907    (1,863)      (7,292)
   Net realized gain
     (loss) on
     investments.............     (198)      (956)      3,617     1,598        8,328
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,285      4,051      41,811    14,812       51,406
   Capital gain
     distribution............       --         --          --        --           --
                               --------   -------   ---------   -------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   15,200      7,343      51,335    14,547       52,442
                               --------   -------   ---------   -------    ---------
From capital
  transactions:
   Net premiums..............       --         --     365,416   434,447    1,198,177
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........       --         --      (3,793)       --           --
     Surrenders..............  (43,964)    (4,064)     (1,830)     (215)      (2,634)
     Administrative
       expenses (note 4a)....     (175)      (209)     (1,227)     (499)          --
     Transfers (to) from
       the Guarantee
       Account...............       31         13      42,202      (240)       3,003
     Transfers (to) from
       other subaccounts.....      379    (16,790)     (4,462)  232,955     (129,379)
                               --------   -------   ---------   -------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (43,729)   (21,050)    396,306   666,448    1,069,167
                               --------   -------   ---------   -------    ---------
Increase (decrease) in
  net assets.................  (28,529)   (13,707)    447,641   680,995    1,121,609
Net assets at beginning
  of year....................  307,496    321,203     698,072    17,077           --
                               --------   -------   ---------   -------    ---------
Net assets at end of year.... $278,967    307,496   1,145,713   698,072    1,121,609
                               ========   =======   =========   =======    =========
Change in units (note 5):
   Units purchased...........       76        115      51,984    82,910      140,189
   Units redeemed............   (3,926)    (2,049)    (13,731)  (17,317)     (32,159)
                               --------   -------   ---------   -------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,850)    (1,934)     38,253    65,593      108,030
                               ========   =======   =========   =======    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                                                             VIP Dynamic Capital
                                VIP Contrafund(R)       VIP Contrafund(R)      Appreciation
                                   Portfolio --           Portfolio --         Portfolio  --
                                  Initial Class          Service Class 2      Service Class 2
                              ---------------------  ----------------------  ------------------
                                    Year ended             Year ended           Year ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ----------------------  ------------------
                                 2006        2005       2006        2005       2006      2005
                              ----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (4,414)   (34,595)   (100,183)   (162,666)  (2,343)     (164)
   Net realized gain
     (loss) on
     investments.............    209,117     76,267     605,737     216,135    3,005        63
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (144,613)   415,599    (475,025)  1,748,212   15,226     1,556
   Capital gain
     distribution............    259,413         --   1,968,732          --    5,748        --
                              ----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    319,503    457,271   1,999,261   1,801,681   21,636     1,455
                              ----------  ---------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............     11,439      4,113   5,207,842   6,845,920   16,900   118,974
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (52,920)   (14,981)     (6,006)    (68,047)      --        --
     Surrenders..............   (751,644)  (276,883)   (716,173)   (414,011)  (4,407)       --
     Administrative
       expenses (note 4a)....     (2,808)    (2,594)    (21,048)     (5,289)    (287)       (8)
     Transfers (to) from
       the Guarantee
       Account...............     49,752    (30,090)    863,662     762,353   18,582     1,884
     Transfers (to) from
       other subaccounts.....    237,795    384,553     768,595   1,876,118    6,523    27,083
                              ----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (508,386)    64,118   6,096,872   8,997,044   37,311   147,933
                              ----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (188,883)   521,389   8,096,133  10,798,725   58,947   149,388
Net assets at beginning
  of year....................  3,397,171  2,875,782  17,192,425   6,393,700  156,603     7,215
                              ----------  ---------  ----------  ----------  -------   -------
Net assets at end of year.... $3,208,288  3,397,171  25,288,558  17,192,425  215,550   156,603
                              ==========  =========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........     26,568     36,485     716,312     823,963    5,806    10,561
   Units redeemed............    (57,488)   (31,307)   (270,114)   (118,982)  (3,192)      (25)
                              ----------  ---------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,920)     5,178     446,198     704,981    2,614    10,536
                              ==========  =========  ==========  ==========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                               VIP Equity -- Income    VIP Equity-Income    VIP Growth & Income
                                   Portfolio --          Portfolio --          Portfolio --
                                  Initial Class         Service Class 2        Initial Class
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2006        2005       2006       2005       2006       2005
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   64,729     14,644    213,073     10,961     (4,621)     1,318
   Net realized gain
     (loss) on
     investments.............    101,153     25,472    183,833     93,267     30,828      2,079
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (32,522)   (17,345)    70,953     (6,126)    56,393     57,667
   Capital gain
     distribution............    212,156     70,355    886,923    193,826     27,233         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    345,516     93,126  1,354,782    291,928    109,833     61,064
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............      1,232     10,399    434,431  1,076,179        360        360
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --    (31,681)   (17,126)   (30,286)        --    (13,216)
     Surrenders..............   (546,603)  (158,826)  (444,175)  (299,870)  (258,981)   (57,290)
     Administrative
       expenses (note 4a)....     (1,139)    (1,220)    (5,857)    (3,830)      (991)    (1,019)
     Transfers (to) from
       the Guarantee
       Account...............     (5,875)    (2,018)   433,247    266,765      1,586      1,425
     Transfers (to) from
       other subaccounts.....   (112,352)    (3,246)  (177,205)  (124,993)     4,076    (60,791)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (664,737)  (186,592)   223,315    883,965   (253,950)  (130,531)
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (319,221)   (93,466) 1,578,097  1,175,893   (144,117)   (69,467)
Net assets at beginning
  of year....................  2,207,596  2,301,062  7,339,448  6,163,555  1,068,175  1,137,642
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $1,888,375  2,207,596  8,917,545  7,339,448    924,058  1,068,175
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      6,724      7,690    140,144    179,439      3,414      2,631
   Units redeemed............    (54,644)   (22,861)  (121,899)   (97,703)   (25,025)   (15,161)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (47,920)   (15,171)    18,245     81,736    (21,611)   (12,530)
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------
                               VIP Growth & Income   VIP Growth Opportunities      VIP Growth
                                   Portfolio --         Portfolio --              Portfolio --
                                 Service Class 2       Initial Class              Initial Class
                              ---------------------  -----------------------  --------------------
                                    Year ended           Year ended                Year ended
                                   December 31,         December 31,              December 31,
                              ---------------------  -----------------------  --------------------
                                 2006        2005      2006         2005         2006       2005
                              ----------  ---------   --------     -------    ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (28,662)    (9,898)   (3,164)     (2,522)      (12,033)   (12,669)
   Net realized gain
     (loss) on
     investments.............     99,672     20,147    (8,231)    (10,073)      (67,804)   (74,611)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    198,420    177,853    26,097      51,062       140,329    144,149
   Capital gain
     distribution............     85,045         --        --          --            --         --
                              ----------  ---------   --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    354,475    188,102    14,702      38,467        60,492     56,869
                              ----------  ---------   --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............     95,395    260,295     9,142         699         1,038        526
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (51,577)    (7,647)       --      (8,225)      (12,887)    (6,861)
     Surrenders..............   (107,073)  (112,617) (100,433)    (58,742)     (280,716)  (145,297)
     Administrative
       expenses (note 4a)....     (1,572)    (1,179)     (488)       (523)       (1,028)    (1,163)
     Transfers (to) from
       the Guarantee
       Account...............     (2,931)   192,539      (192)       (717)       10,106    (12,455)
     Transfers (to) from
       other subaccounts.....    (23,520)   106,933   (31,079)     (9,248)       (3,845)   (51,734)
                              ----------  ---------   --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (91,278)   438,324  (123,050)    (76,756)     (287,332)  (216,984)
                              ----------  ---------   --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................    263,197    626,426  (108,348)    (38,289)     (226,840)  (160,115)
Net assets at beginning
  of year....................  3,241,684  2,615,258   525,980     564,269     1,332,003  1,492,118
                              ----------  ---------   --------     -------    ---------  ---------
Net assets at end of year.... $3,504,881  3,241,684   417,632     525,980     1,105,163  1,332,003
                              ==========  =========   ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     68,473     73,332     1,279       1,822         4,621      3,823
   Units redeemed............    (77,011)   (28,397)  (15,554)    (10,994)      (31,977)   (25,532)
                              ----------  ---------   --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,538)    44,935   (14,275)     (9,172)      (27,356)   (21,709)
                              ==========  =========   ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------
                                    VIP Growth             VIP Mid Cap          VIP Overseas
                                   Portfolio --           Portfolio --          Portfolio --
                                 Service Class 2         Service Class 2       Initial Class
                              ---------------------  ----------------------  -----------------
                                    Year ended             Year ended            Year ended
                                   December 31,           December 31,          December 31,
                              ---------------------  ----------------------  -----------------
                                 2006        2005       2006        2005       2006      2005
                              ----------  ---------  ----------  ----------  --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (28,122)   (23,553)    (54,376)   (135,112)    1,478   (1,688)
   Net realized gain
     (loss) on
     investments.............     58,164     27,323     381,296     310,279    54,751   15,007
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     68,996     78,904    (398,407)  1,225,170    61,368  110,633
   Capital gain
     distribution............         --         --   1,499,668     108,625        --       --
                              ----------  ---------  ----------  ----------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     99,038     82,674   1,428,181   1,508,962   117,597  123,952
                              ----------  ---------  ----------  ----------  --------  -------
From capital
  transactions:
   Net premiums..............    123,352    369,507   2,010,603   3,729,772     8,904       --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (19,891)    (6,853)    (76,097)    (50,515)       --       --
     Surrenders..............    (71,056)  (130,765)   (678,964)   (335,460) (142,701) (81,844)
     Administrative
       expenses (note 4a)....     (1,194)    (1,131)    (14,591)     (4,035)     (381)    (319)
     Transfers (to) from
       the Guarantee
       Account...............     33,175     25,696     580,676     541,139    12,393   (4,153)
     Transfers (to) from
       other subaccounts.....   (129,685)  (215,918)     32,008   1,438,870    21,984  (11,190)
                              ----------  ---------  ----------  ----------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (65,299)    40,536   1,853,635   5,319,771   (99,801) (97,506)
                              ----------  ---------  ----------  ----------  --------  -------
Increase (decrease) in
  net assets.................     33,739    123,210   3,281,816   6,828,733    17,796   26,446
Net assets at beginning
  of year....................  2,037,534  1,914,324  12,603,030   5,774,297   794,382  767,936
                              ----------  ---------  ----------  ----------  --------  -------
Net assets at end of year.... $2,071,273  2,037,534  15,884,846  12,603,030   812,178  794,382
                              ==========  =========  ==========  ==========  ========  =======
Change in units (note 5):
   Units purchased...........     43,711     59,972     256,246     442,877    14,021    4,338
   Units redeemed............    (51,977)   (53,499)   (155,938)   (104,351)  (21,968) (13,125)
                              ----------  ---------  ----------  ----------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,266)     6,473     100,308     338,526    (7,947)  (8,787)
                              ==========  =========  ==========  ==========  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance
                              Products Fund (continued)      Franklin Templeton Variable Insurance Products Trust
                              -----------------------------  ---------------------------------------------------
                                                                                           Franklin Large Cap
                              VIP Value Strategies           Franklin Income Securities     Growth Securities
                                 Portfolio --                         Fund --                   Fund  --
                               Service Class 2                    Class 2 Shares             Class 2 Shares
                              -----------------------------  ----------------------------  ---------------------
                                                                            Period from
                                  Year ended                  Year ended    April 29 to        Year ended
                                 December 31,                December 31,   December 31,      December 31,
                              -----------------------------  ------------   ------------   ---------------------
                                2006            2005             2006           2005          2006        2005
                                 --------        -------     ------------   ------------    ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,033         (2,353)            96,752       (11,844)       (4,889)    (2,858)
   Net realized gain
     (loss) on
     investments.............   16,055          2,379            156,593          (865)        7,155      1,402
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (13,557)         9,143          2,084,975          (658)       58,592        641
   Capital gain
     distribution............   31,361          4,024             28,147            --            --         --
                                 --------        -------      ----------     ---------      ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   34,892         13,193          2,366,467       (13,367)       60,858       (815)
                                 --------        -------      ----------     ---------      ---------   -------
From capital
  transactions:
   Net premiums..............   31,200        164,651         26,508,913     3,445,422       605,174     89,773
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --             --             (7,441)           --            --         --
     Surrenders..............   (2,911)       (43,006)          (237,667)       (9,405)      (15,030)   (12,470)
     Administrative
       expenses (note 4a)....     (214)          (120)            (7,203)          (30)         (405)      (291)
     Transfers (to) from
       the Guarantee
       Account...............    3,488          4,634          1,794,742       286,110        47,927     22,156
     Transfers (to) from
       other subaccounts.....  (38,844)            31           (112,295)      103,788       (18,656)     3,376
                                 --------        -------      ----------     ---------      ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (7,281)       126,190         27,939,049     3,825,885       619,010    102,544
                                 --------        -------      ----------     ---------      ---------   -------
Increase (decrease) in
  net assets.................   27,611        139,383         30,305,516     3,812,518       679,868    101,729
Net assets at beginning
  of year....................  270,673        131,290          3,812,518            --       357,109    255,380
                                 --------        -------      ----------     ---------      ---------   -------
Net assets at end of year.... $298,284        270,673         34,118,034     3,812,518     1,036,977    357,109
                                 ========        =======      ==========     =========      =========   =======
Change in units (note 5):
   Units purchased...........   12,316         17,362          3,128,207       393,642        68,271      9,433
   Units redeemed............  (13,148)        (5,211)          (509,256)      (12,938)      (13,552)    (1,523)
                                 --------        -------      ----------     ---------      ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (832)        12,151          2,618,951       380,704        54,719      7,910
                                 ========        =======      ==========     =========      =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ----------------------------------------------------------------
                              Mutual Shares Securities Templeton Foreign    Templeton Foreign
                                    Fund --            Securities Fund --  Securities Fund --
                                 Class 2 Shares         Class 1 Shares       Class 2 Shares
                              -----------------------  -----------------  --------------------
                                   Year ended             Year ended           Year ended
                                  December 31,           December 31,         December 31,
                              -----------------------  -----------------  --------------------
                                 2006         2005       2006     2005       2006       2005
                               ----------    -------   -------   ------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (5,394)    (2,762)        44       86      (8,712)    (5,733)
   Net realized gain
     (loss) on
     investments.............     35,641      8,759        488       25      91,803     52,009
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    187,686     29,125     16,207    3,601     295,401     58,432
   Capital gain
     distribution............     17,023      1,107         --       --          --         --
                               ----------    -------   -------   ------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    234,956     36,229     16,739    3,712     378,492    104,708
                               ----------    -------   -------   ------   ---------  ---------
From capital
  transactions:
   Net premiums..............  2,106,949    102,379      3,717       --   1,285,840    193,836
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........         --         --         --       --          --         --
     Surrenders..............    (50,097)   (48,534)    (2,154)      --     (35,641)   (47,155)
     Administrative
       expenses (note 4a)....       (320)       (89)       (52)      (8)       (899)      (426)
     Transfers (to) from
       the Guarantee
       Account...............    194,055     22,459     32,271    9,152     139,100     81,732
     Transfers (to) from
       other subaccounts.....    183,972      1,432     35,932   28,184     (68,090)   (54,533)
                               ----------    -------   -------   ------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  2,434,559     77,647     69,714   37,328   1,320,310    173,454
                               ----------    -------   -------   ------   ---------  ---------
Increase (decrease) in
  net assets.................  2,669,515    113,876     86,453   41,040   1,698,802    278,162
Net assets at beginning
  of year....................    485,266    371,390     41,040       --   1,424,850  1,146,688
                               ----------    -------   -------   ------   ---------  ---------
Net assets at end of year.... $3,154,781    485,266    127,493   41,040   3,123,652  1,424,850
                               ==========    =======   =======   ======   =========  =========
Change in units (note 5):
   Units purchased...........    224,000     10,167      6,153    3,684     133,642     43,167
   Units redeemed............    (34,065)    (4,610)      (299)      --     (33,439)   (31,650)
                               ----------    -------   -------   ------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    189,935      5,557      5,854    3,684     100,203     11,517
                               ==========    =======   =======   ======   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Franklin Templeton Variable Insurance Products Trust (continued)
                              -------------------------------------------------------------------------------------
                              Templeton Global Templeton Global Templeton Global  Templeton Global  Templeton Growth
                              Asset Allocation Asset Allocation Income Securities Income Securities    Securities
                                  Fund --          Fund --           Fund --           Fund --          Fund --
                               Class 2 Shares   Class 2 Shares   Class 1 Shares    Class 1 Shares    Class 2 Shares
                              ---------------- ---------------- ----------------- ----------------- ----------------
                                                                                                      Period from
                                         Year ended                         Year ended                  May 1 to
                                        December 31,                       December 31,               December 31,
                              --------------------------------  ----------------------------------  ----------------
                                    2006             2005             2006              2005              2006
                              ---------------- ---------------- ----------------- ----------------- ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $ 22,579           2,259             3,522               865           (1,192)
   Net realized gain
     (loss) on
     investments.............        3,957           2,663             2,376              (321)           2,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       28,442           3,910            15,716            (2,373)          29,785
   Capital gain
     distribution............       26,239              --                --                --            1,612
                                  --------         -------           -------           -------          -------
       Increase
         (decrease) in
         net assets from
         operations..........       81,217           8,832            21,614            (1,829)          32,821
                                  --------         -------           -------           -------          -------
From capital
  transactions:
   Net premiums..............       72,163         155,395                --                --          343,884
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........           --              --                --                --           (5,643)
     Surrenders..............      (12,173)         (9,515)          (60,670)          (16,708)          (2,792)
     Administrative
       expenses (note 4a)....         (371)            (63)             (161)              (42)              --
     Transfers (to) from
       the Guarantee
       Account...............       33,932          81,299               (56)            7,988           29,205
     Transfers (to) from
       other subaccounts.....        8,221           8,569             1,363           220,355           44,292
                                  --------         -------           -------           -------          -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      101,772         235,685           (59,524)          211,593          408,946
                                  --------         -------           -------           -------          -------
Increase (decrease) in
  net assets.................      182,989         244,517           (37,910)          209,764          441,767
Net assets at beginning
  of year....................      369,880         125,363           213,767             4,003               --
                                  --------         -------           -------           -------          -------
Net assets at end of year....     $552,869         369,880           175,857           213,767          441,767
                                  ========         =======           =======           =======          =======
Change in units (note 5):
   Units purchased...........       13,251          15,881               805            23,607           44,259
   Units redeemed............       (7,107)             --            (6,595)           (1,956)          (4,251)
                                  --------         -------           -------           -------          -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        6,144          15,881            (5,790)           21,651           40,008
                                  ========         =======           =======           =======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           GE Investments Funds, Inc.
                              ------------------------------------------------------------
                              Global Income
                                  Fund           Income Fund      International Equity Fund
                              ------------- --------------------  -------------------------
                               Period from
                              January 1 to       Year ended          Year ended
                               August 25,       December 31,        December 31,
                              ------------- --------------------  ------------------------
                                  2005         2006       2005      2006         2005
                              ------------- ---------  ---------    -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  (1,849)    206,642    144,030     (622)        (629)
   Net realized gain
     (loss) on
     investments.............      21,654     (43,569)   (26,790)  19,656       32,755
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (30,645)    (41,847)  (102,281)  20,225       (4,167)
   Capital gain
     distribution............          --          --      2,683       --           --
                                ---------   ---------  ---------    -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........     (10,840)    121,226     17,642   39,259       27,959
                                ---------   ---------  ---------    -------      -------
From capital
  transactions:
   Net premiums..............          --   2,548,318    191,572       --         (270)
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........          --      (1,561)     7,105       --           --
     Surrenders..............      (6,134)   (458,037)  (233,319) (25,444)     (31,698)
     Administrative
       expenses (note 4a)....        (104)     (2,382)    (2,396)    (233)        (189)
     Transfers (to) from
       the Guarantee
       Account...............      (4,043)    198,920     27,095   (1,396)        (131)
     Transfers (to) from
       other subaccounts.....    (193,464)     30,650   (173,193)   7,065      (32,537)
                                ---------   ---------  ---------    -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (203,745)  2,315,908   (183,136) (20,008)     (64,825)
                                ---------   ---------  ---------    -------      -------
Increase (decrease) in
  net assets.................    (214,585)  2,437,134   (165,494)  19,251      (36,866)
Net assets at beginning
  of year....................     214,585   3,985,621  4,151,115  177,691      214,557
                                ---------   ---------  ---------    -------      -------
Net assets at end of year....   $      --   6,422,755  3,985,621  196,942      177,691
                                =========   =========  =========    =======      =======
Change in units (note 5):
   Units purchased...........         326     331,789     42,789    3,127        4,831
   Units redeemed............     (17,140)   (106,899)   (57,474)  (4,697)     (11,317)
                                ---------   ---------  ---------    -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (16,814)    224,890    (14,685)  (1,570)      (6,486)
                                =========   =========  =========    =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                               Mid-Cap Equity Fund      Money Market Fund    Premier Growth Equity Fund
                              ---------------------  ----------------------  --------------------------
                                    Year ended             Year ended             Year ended
                                   December 31,           December 31,           December 31,
                              ---------------------  ----------------------  -------------------------
                                 2006        2005       2006        2005        2006          2005
                              ----------  ---------  ----------  ----------   ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     (379)    55,207     231,600      92,979    (27,721)      (30,615)
   Net realized gain
     (loss) on
     investments.............    169,698    121,804          --          --     51,252         9,604
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (424,109)   105,631          --          --    163,077        10,146
   Capital gain
     distribution............    619,769    218,105          --          --         --            --
                              ----------  ---------  ----------  ----------   ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........    364,979    500,747     231,600      92,979    186,608       (10,865)
                              ----------  ---------  ----------  ----------   ---------     ---------
From capital
  transactions:
   Net premiums..............    176,651    665,949   3,030,847   4,460,217     16,707       268,702
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (17,332)    (7,339) (1,901,449)   (440,459)        --            --
     Surrenders..............   (477,630)  (292,023) (2,262,035)   (308,964)  (154,203)     (132,216)
     Administrative
       expenses (note 4a)....     (3,326)    (2,673)     (5,309)     (3,467)    (2,050)       (2,078)
     Transfers (to) from
       the Guarantee
       Account...............     92,315     75,104     559,314    (131,217)   (72,681)      108,689
     Transfers (to) from
       other subaccounts.....   (274,596)  (210,274)  2,750,101  (3,027,180)  (292,305)     (322,382)
                              ----------  ---------  ----------  ----------   ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (503,918)   228,744   2,171,469     548,930   (504,532)      (79,285)
                              ----------  ---------  ----------  ----------   ---------     ---------
Increase (decrease) in
  net assets.................   (138,939)   729,491   2,403,069     641,909   (317,924)      (90,150)
Net assets at beginning
  of year....................  5,653,763  4,924,272   6,895,310   6,253,401  2,829,893     2,920,043
                              ----------  ---------  ----------  ----------   ---------     ---------
Net assets at end of year.... $5,514,824  5,653,763   9,298,379   6,895,310  2,511,969     2,829,893
                              ==========  =========  ==========  ==========   =========     =========
Change in units (note 5):
   Units purchased...........     46,050     83,648  10,827,887   8,141,592      9,686        43,398
   Units redeemed............    (76,392)   (63,670) (9,307,729) (7,649,846)   (62,835)      (57,730)
                              ----------  ---------  ----------  ----------   ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....    (30,342)    19,978   1,520,158     491,746    (53,149)      (14,332)
                              ==========  =========  ==========  ==========   =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate Securities Fund  S&P 500(R) Index Fund  Small-Cap Equity Fund
                              --------------------------  ----------------------  --------------------
                                    Year ended                  Year ended             Year ended
                                   December 31,                December 31,           December 31,
                              --------------------------  ----------------------  --------------------
                                 2006           2005         2006        2005        2006       2005
                               ----------     ---------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   58,363       151,599        67,614      77,152    (46,780)   (21,893)
   Net realized gain
     (loss) on
     investments.............    114,938        77,411       787,441     346,253    182,849    112,771
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    332,834      (130,472)    4,122,267     716,242   (216,773)   176,613
   Capital gain
     distribution............    635,340       237,150            --          --    719,002    120,430
                               ----------     ---------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  1,141,475       335,688     4,977,322   1,139,647    638,298    387,921
                               ----------     ---------   ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............    252,683       835,726     2,536,749   6,679,772    523,391    700,363
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (3,940)          127      (297,284)   (105,592)   (35,639)   (97,134)
     Surrenders..............   (157,753)     (273,356)   (3,013,763) (2,097,910)  (335,320)  (215,629)
     Administrative
       expenses (note 4a)....     (2,134)       (1,153)      (40,380)    (26,646)    (3,013)    (1,879)
     Transfers (to) from
       the Guarantee
       Account...............    174,024       270,521       427,569     716,297    152,482    140,954
     Transfers (to) from
       other subaccounts.....   (171,765)      (28,628)   (1,166,850)   (347,099)  (121,896)  (107,283)
                               ----------     ---------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     91,115       803,237    (1,553,959)  4,818,822    180,005    419,392
                               ----------     ---------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  1,232,590     1,138,925     3,423,363   5,958,469    818,303    807,313
Net assets at beginning
  of year....................  3,569,049     2,430,124    37,083,198  31,124,729  5,518,599  4,711,286
                               ----------     ---------   ----------  ----------  ---------  ---------
Net assets at end of year.... $4,801,639     3,569,049    40,506,561  37,083,198  6,336,902  5,518,599
                               ==========     =========   ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........     38,829        99,741       462,562   1,058,555     79,839     83,535
   Units redeemed............    (32,386)      (46,388)     (597,670)   (550,620)   (65,117)   (51,010)
                               ----------     ---------   ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      6,443        53,353      (135,108)    507,935     14,722     32,525
                               ==========     =========   ==========  ==========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------
                                    Total Return        Total Return
                                      Fund --             Fund --
                                   Class 1 shares      Class 3 shares   U.S. Equity Fund
                              -----------------------  -------------- --------------------
                                                        Period from
                                     Year ended           May 1 to         Year ended
                                    December 31,        December 31,      December 31,
                              -----------------------  -------------- --------------------
                                  2006        2005          2006         2006       2005
                              -----------  ----------  -------------- ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   102,360     104,077       324,892      (3,540)   (12,050)
   Net realized gain
     (loss) on
     investments.............     305,025      75,772        92,896      50,717     17,341
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,308,983      66,147       598,426     334,997     23,095
   Capital gain
     distribution............     395,958     326,076       337,227          --         --
                              -----------  ----------    ----------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,112,326     572,072     1,353,441     382,174     28,386
                              -----------  ----------    ----------   ---------  ---------
From capital
  transactions:
   Net premiums..............   6,069,467  10,754,896    25,866,660      56,875    310,467
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (80,151)    (66,587)           --     (21,336)    (2,214)
     Surrenders..............  (1,060,688)   (701,453)     (144,939)   (208,340)  (249,655)
     Administrative
       expenses (note 4a)....     (30,088)    (11,011)           --      (1,863)    (2,127)
     Transfers (to) from
       the Guarantee
       Account...............   1,203,819   1,265,405       100,642     (51,484)    71,959
     Transfers (to) from
       other subaccounts.....    (242,094)  1,135,225      (328,202)   (326,381)  (818,156)
                              -----------  ----------    ----------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   5,860,265  12,376,475    25,494,161    (552,529)  (689,726)
                              -----------  ----------    ----------   ---------  ---------
Increase (decrease) in
  net assets.................   8,972,591  12,948,547    26,847,602    (170,355)  (661,340)
Net assets at beginning
  of year....................  21,850,102   8,901,555            --   3,030,279  3,691,619
                              -----------  ----------    ----------   ---------  ---------
Net assets at end of year.... $30,822,693  21,850,102    26,847,602   2,859,924  3,030,279
                              ===========  ==========    ==========   =========  =========
Change in units (note 5):
   Units purchased...........     944,763   1,293,937     2,851,864       9,062     54,987
   Units redeemed............    (418,754)   (211,219)     (312,578)    (55,376)  (112,231)
                              -----------  ----------    ----------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     526,009   1,082,718     2,539,286     (46,314)   (57,244)
                              ===========  ==========    ==========   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GE Investments Funds, Inc.
                                   (continued)            Goldman Sachs Variable Insurance Trust
                              -------------------------  ---------------------------------------------
                                                         Goldman Sachs Growth and Goldman Sachs Mid Cap
                                Value Equity Fund           Income Fund                Value Fund
                              -------------------------  -----------------------  --------------------
                                    Year ended               Year ended                Year ended
                                   December 31,             December 31,              December 31,
                              -------------------------  -----------------------  --------------------
                                 2006          2005        2006         2005         2006       2005
                               ----------    ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    4,990       (5,204)          4       1,343        34,270     34,859
   Net realized gain
     (loss) on
     investments.............     55,157       43,124      58,179       4,363       128,147     90,400
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     70,276       (1,198)     (3,749)      7,267       (36,682)   (70,355)
   Capital gain
     distribution............    165,857        7,013      12,473          --       201,938    162,765
                               ----------    ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    296,280       43,735      66,907      12,973       327,673    217,669
                               ----------    ---------    --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............     74,928      292,170          --          --       186,308    151,771
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        155           --          --          --            --         --
     Surrenders..............    (71,554)     (54,902)   (162,002)     (5,469)     (298,383)  (222,227)
     Administrative
       expenses (note 4a)....       (937)        (560)       (192)       (252)         (909)      (788)
     Transfers (to) from
       the Guarantee
       Account...............      7,542       24,228      28,729          (1)      126,084     40,080
     Transfers (to) from
       other subaccounts.....     (2,950)     (99,267)   (116,255)     12,740      (164,933)   227,233
                               ----------    ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      7,184      161,669    (249,720)      7,018      (151,833)   196,069
                               ----------    ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................    303,464      205,404    (182,813)     19,991       175,840    413,738
Net assets at beginning
  of year....................  1,863,156    1,657,752     519,175     499,184     2,311,832  1,898,094
                               ----------    ---------    --------     -------    ---------  ---------
Net assets at end of year.... $2,166,620    1,863,156     336,362     519,175     2,487,672  2,311,832
                               ==========    =========    ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     26,866       43,939       3,758       2,690        40,483     36,375
   Units redeemed............    (26,153)     (27,570)    (26,244)     (1,980)      (37,447)   (13,558)
                               ----------    ---------    --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        713       16,369     (22,486)        710         3,036     22,817
                               ==========    =========    ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               J.P. Morgan Series Trust II
                              ----------------------------------------------------------------
                                                     International Equity     Mid Cap Value
                                  Bond Portfolio         Portfolio              Portfolio
                              ---------------------  -------------------  --------------------
                                    Year ended          Year ended             Year ended
                                   December 31,        December 31,           December 31,
                              ---------------------  -------------------  --------------------
                                 2006        2005      2006       2005       2006       2005
                              ----------  ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   48,377     42,947   (2,247)    (1,244)      4,938    (16,880)
   Net realized gain
     (loss) on
     investments.............     (9,123)    (2,240)  13,190      4,885      93,394     67,929
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      8,527    (26,310)  35,699     10,863     323,727    122,094
   Capital gain
     distribution............         --      1,271       --         --      39,806     13,212
                              ----------  ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     47,781     15,668   46,642     14,504     461,865    186,355
                              ----------  ---------   -------   -------   ---------  ---------
From capital
  transactions:
   Net premiums..............     84,912    388,124   11,579     28,079     113,365    582,508
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --         --       --         --          --         --
     Surrenders..............    (93,247)   (57,480) (17,503)    (1,910)   (128,709)  (112,735)
     Administrative
       expenses (note 4a)....     (1,869)    (1,132)     (77)       (25)     (2,341)    (1,350)
     Transfers (to) from
       the Guarantee
       Account...............     29,895    145,001  122,008     (4,186)    176,234    288,339
     Transfers (to) from
       other subaccounts.....     21,694    120,007   31,839     31,560    (110,518)   (44,352)
                              ----------  ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     41,385    594,520  147,846     53,518      48,031    712,410
                              ----------  ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................     89,166    610,188  194,488     68,022     509,896    898,765
Net assets at beginning
  of year....................  1,880,959  1,270,771  170,826    102,804   3,090,260  2,191,495
                              ----------  ---------   -------   -------   ---------  ---------
Net assets at end of year.... $1,970,125  1,880,959  365,314    170,826   3,600,156  3,090,260
                              ==========  =========   =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........     45,195     79,335   13,712      8,391      30,455     70,375
   Units redeemed............    (41,258)   (24,268)  (5,517)    (4,789)    (27,451)   (26,157)
                              ----------  ---------   -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      3,937     55,067    8,195      3,602       3,004     44,218
                              ==========  =========   =======   =======   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              J.P. Morgan Series Trust II (continued)   Janus Aspen Series
                              -----------------------------------     ---------------------
                                    Small            U.S. Large Cap          Balanced
                                   Company             Core Equity         Portfolio --
                                  Portfolio             Portfolio      Institutional Shares
                              -----------------     ----------------  ---------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              -----------------     ----------------  ---------------------
                                2006         2005     2006     2005      2006        2005
                              --------     -------  -------  -------  ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,852)     (6,156)  (1,135)    (787)     22,117     36,042
   Net realized gain
     (loss) on
     investments.............    5,603       8,877    3,055    1,009     127,022      4,852
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   46,585     (37,723)  24,294     (202)    174,915    220,496
   Capital gain
     distribution............    9,651      45,137       --       --          --         --
                              --------     -------  -------  -------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   57,987      10,135   26,214       20     324,054    261,390
                              --------     -------  -------  -------  ----------  ---------
From capital
  transactions:
   Net premiums..............    7,393      95,496    8,087    7,524       8,793     17,942
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --          --       --       --     (11,185)        --
     Surrenders..............  (28,215)    (29,593)  (2,737)  (2,155) (1,320,789)  (654,851)
     Administrative
       expenses (note 4a)....     (351)       (151)     (94)     (55)     (2,771)    (2,944)
     Transfers (to) from
       the Guarantee
       Account...............     (214)      9,936   (1,011)   7,258      34,712      2,008
     Transfers (to) from
       other subaccounts.....   (1,348)      3,923  (15,583)     542     (60,502)  (343,806)
                              --------     -------  -------  -------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (22,735)     79,611  (11,338)  13,114  (1,351,742)  (981,651)
                              --------     -------  -------  -------  ----------  ---------
Increase (decrease) in
  net assets.................   35,252      89,746   14,876   13,134  (1,027,688)  (720,261)
Net assets at beginning
  of year....................  446,635     356,889  182,559  169,425   4,195,367  4,915,628
                              --------     -------  -------  -------  ----------  ---------
Net assets at end of year.... $481,887     446,635  197,435  182,559   3,167,679  4,195,367
                              ========     =======  =======  =======  ==========  =========
Change in units (note 5):
   Units purchased...........    1,121       9,850      839    2,015       7,856     23,395
   Units redeemed............   (2,401)     (4,769)  (1,628)    (994)    (94,298)   (92,679)
                              --------     -------  -------  -------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,280)      5,081     (789)   1,021     (86,442)   (69,284)
                              ========     =======  =======  =======  ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              -----------------------------------------------------------------
                                     Balanced          Flexible Bond              Forty
                                   Portfolio --        Portfolio --            Portfolio --
                                  Service Shares     Institutional Shares  Institutional Shares
                              ---------------------  -------------------  ---------------------
                                    Year ended          Year ended              Year ended
                                   December 31,        December 31,            December 31,
                              ---------------------  -------------------  ---------------------
                                 2006        2005      2006       2005       2006        2005
                              ----------  ---------   -------   -------   ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   21,336     25,809   10,586     15,022      (37,553)   (45,443)
   Net realized gain
     (loss) on
     investments.............    181,058     94,829   (4,150)    (1,600)      25,184    (36,924)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    304,582    209,148    1,295    (22,657)     258,296    494,389
   Capital gain
     distribution............         --         --      659     11,377           --         --
                              ----------  ---------   -------   -------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    506,976    329,786    8,390      2,142      245,927    412,022
                              ----------  ---------   -------   -------   ----------  ---------
From capital
  transactions:
   Net premiums..............    641,766    439,483       --         --        1,444        499
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........   (118,344)    (6,972)    (331)     7,573      (13,884)   (21,270)
     Surrenders..............   (342,320)  (264,583) (67,440)   (30,523)    (956,239)  (359,582)
     Administrative
       expenses (note 4a)....     (2,619)    (2,236)    (121)      (141)      (2,157)    (2,500)
     Transfers (to) from
       the Guarantee
       Account...............    203,616    118,982        9     (1,932)      (9,547)   (17,439)
     Transfers (to) from
       other subaccounts.....   (140,694)  (428,093)     887     (5,175)     (47,241)   (19,748)
                              ----------  ---------   -------   -------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    241,405   (143,419) (66,996)   (30,198)  (1,027,624)  (420,040)
                              ----------  ---------   -------   -------   ----------  ---------
Increase (decrease) in
  net assets.................    748,381    186,367  (58,606)   (28,056)    (781,697)    (8,018)
Net assets at beginning
  of year....................  5,853,712  5,667,345  363,439    391,495    3,828,308  3,836,326
                              ----------  ---------   -------   -------   ----------  ---------
Net assets at end of year.... $6,602,093  5,853,712  304,833    363,439    3,046,611  3,828,308
                              ==========  =========   =======   =======   ==========  =========
Change in units (note 5):
   Units purchased...........    120,356     63,741      277      1,697        3,653      6,791
   Units redeemed............    (98,388)   (76,012)  (5,248)    (3,954)     (70,133)   (36,001)
                              ----------  ---------   -------   -------   ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     21,968    (12,271)  (4,971)    (2,257)     (66,480)   (29,210)
                              ==========  =========   =======   =======   ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Janus Aspen Series (continued)
                              ----------------------------------------------------------
                                     Forty         Global Life Sciences Global Technology
                                  Portfolio --       Portfolio --         Portfolio --
                                 Service Shares     Service Shares       Service Shares
                              -------------------  -------------------  ----------------
                                   Year ended         Year ended           Year ended
                                  December 31,       December 31,         December 31,
                              -------------------  -------------------  ----------------
                                 2006       2005     2006       2005      2006     2005
                              ----------  -------   -------   -------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (12,712)  (8,655)  (2,842)    (2,592)   (1,088)  (1,151)
   Net realized gain
     (loss) on
     investments.............     32,245   33,622    7,263      3,217     3,999    1,422
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     92,256   40,116    3,746     15,704     1,174    6,018
   Capital gain
     distribution............         --       --       --         --        --       --
                              ----------  -------   -------   -------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    111,789   65,083    8,167     16,329     4,085    6,289
                              ----------  -------   -------   -------   -------  -------
From capital
  transactions:
   Net premiums..............  1,080,555   44,094       --         --        26      143
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (4,515)  (3,375)  (5,022)        --        --       --
     Surrenders..............    (47,115) (32,912)  (3,652)    (3,204)  (10,381)  (4,477)
     Administrative
       expenses (note 4a)....       (603)    (411)     (25)       (29)      (29)     (31)
     Transfers (to) from
       the Guarantee
       Account...............     78,509   54,686   (1,446)     2,648     2,012        1
     Transfers (to) from
       other subaccounts.....     (1,499)  (3,979)  (3,265)    (2,644)      356  (13,833)
                              ----------  -------   -------   -------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,105,332   58,103  (13,410)    (3,229)   (8,016) (18,197)
                              ----------  -------   -------   -------   -------  -------
Increase (decrease) in
  net assets.................  1,217,121  123,186   (5,243)    13,100    (3,931) (11,908)
Net assets at beginning
  of year....................    626,830  503,644  170,824    157,724    71,407   83,315
                              ----------  -------   -------   -------   -------  -------
Net assets at end of year.... $1,843,951  626,830  165,581    170,824    67,476   71,407
                              ==========  =======   =======   =======   =======  =======
Change in units (note 5):
   Units purchased...........    137,619   32,571      422      1,179       879       32
   Units redeemed............    (32,059) (26,135)  (1,586)    (1,507)   (1,941)  (2,285)
                              ----------  -------   -------   -------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    105,560    6,436   (1,164)      (328)   (1,062)  (2,253)
                              ==========  =======   =======   =======   =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                               International Growth  International Growth   Large Cap Growth
                                   Portfolio --         Portfolio --          Portfolio --
                               Institutional Shares    Service Shares     Institutional Shares
                              ---------------------  ------------------   --------------------
                                    Year ended           Year ended            Year ended
                                   December 31,         December 31,          December 31,
                              ---------------------  ------------------   --------------------
                                 2006        2005       2006       2005      2006       2005
                              ----------  ---------  ---------   -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,243     (3,253)     3,048    (4,048)   (17,677)   (21,658)
   Net realized gain
     (loss) on
     investments.............    195,501    (28,583)    94,602    20,142   (133,071)   (94,338)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    459,863    452,691    295,428   212,367    325,872    170,286
   Capital gain
     distribution............         --         --         --        --         --         --
                              ----------  ---------  ---------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    663,607    420,855    393,078   228,461    175,124     54,290
                              ----------  ---------  ---------   -------  ---------  ---------
From capital
  transactions:
   Net premiums..............      1,400      3,338         --        --        349      4,899
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --    (74,834)    (5,556)   (4,514)   (10,891)    (8,035)
     Surrenders..............   (545,129)   (64,833)   (75,402)  (33,813)  (395,175)  (136,949)
     Administrative
       expenses (note 4a)....     (1,403)    (1,142)      (394)     (360)    (1,180)    (1,303)
     Transfers (to) from
       the Guarantee
       Account...............    (40,713)    (8,341)      (403)        8     (1,811)    (1,695)
     Transfers (to) from
       other subaccounts.....    (27,530)     8,939    (72,448)  (40,724)   (58,856)   (36,969)
                              ----------  ---------  ---------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (613,375)  (136,873)  (154,203)  (79,403)  (467,564)  (180,052)
                              ----------  ---------  ---------   -------  ---------  ---------
Increase (decrease) in
  net assets.................     50,232    283,982    238,875   149,058   (292,440)  (125,762)
Net assets at beginning
  of year....................  1,773,151  1,489,169    974,864   825,806  1,998,768  2,124,530
                              ----------  ---------  ---------   -------  ---------  ---------
Net assets at end of year.... $1,823,383  1,773,151  1,213,739   974,864  1,706,328  1,998,768
                              ==========  =========  =========   =======  =========  =========
Change in units (note 5):
   Units purchased...........     15,125      5,827      1,600     1,524      2,278      3,659
   Units redeemed............    (48,041)   (16,650)   (11,311)   (8,507)   (47,314)   (22,475)
                              ----------  ---------  ---------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (32,916)   (10,823)    (9,711)   (6,983)   (45,036)   (18,816)
                              ==========  =========  =========   =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                              ----------------------------------------------------------
                               Large Cap Growth      Mid Cap Growth      Mid Cap Growth
                                 Portfolio --         Portfolio --        Portfolio --
                                Service Shares    Institutional Shares   Service Shares
                              -----------------  ---------------------  ----------------
                                  Year ended           Year ended          Year ended
                                 December 31,         December 31,        December 31,
                              -----------------  ---------------------  ----------------
                                2006      2005      2006        2005      2006     2005
                              --------  -------  ----------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,067)  (4,816)    (40,165)   (45,058)  (5,207)  (4,817)
   Net realized gain
     (loss) on
     investments.............   12,258    5,265    (512,710)  (282,483)  17,799    9,074
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   21,139    7,331     872,968    655,639   25,383   23,871
   Capital gain
     distribution............       --       --          --         --       --       --
                              --------  -------  ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   29,330    7,780     320,093    328,098   37,975   28,128
                              --------  -------  ----------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............       26      143      17,267      5,129    1,104    4,002
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........      216       --     (26,326)   (11,496)  (6,423)  (1,724)
     Surrenders..............  (19,155) (12,010)   (898,462)  (280,428) (10,931)  (5,729)
     Administrative
       expenses (note 4a)....      (33)     (55)     (2,530)    (2,687)     (47)     (45)
     Transfers (to) from
       the Guarantee
       Account...............  (19,530)  (8,698)      1,443    (10,407)   4,053    5,563
     Transfers (to) from
       other subaccounts.....   (1,213) (12,916)    (98,932)   (50,158)  (4,789) (91,258)
                              --------  -------  ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (39,689) (33,536) (1,007,540)  (350,047) (17,033) (89,191)
                              --------  -------  ----------  ---------  -------  -------
Increase (decrease) in
  net assets.................  (10,359) (25,756)   (687,447)   (21,949)  20,942  (61,063)
Net assets at beginning
  of year....................  335,387  361,143   3,262,304  3,284,253  334,122  395,185
                              --------  -------  ----------  ---------  -------  -------
Net assets at end of year.... $325,028  335,387   2,574,857  3,262,304  355,064  334,122
                              ========  =======  ==========  =========  =======  =======
Change in units (note 5):
   Units purchased...........      254      446       8,725      3,535    2,377    1,109
   Units redeemed............   (4,443)  (4,179)    (83,776)   (32,713)  (3,758) (11,550)
                              --------  -------  ----------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,189)  (3,733)    (75,051)   (29,178)  (1,381) (10,441)
                              ========  =======  ==========  =========  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Janus Aspen Series (continued)       JPMorgan Insurance Trust
                              ----------------------------------------  ------------------------
                                                                          JPMorgan     JPMorgan
                                                                         Insurance    Insurance
                                 Worldwide Growth     Worldwide Growth     Trust      Trust Core
                                   Portfolio --         Portfolio --      Balanced       Bond
                               Institutional Shares    Service Shares   Portfolio 1  Portfolio 1
                              ---------------------  -----------------  ------------ ------------
                                                                        Period from  Period from
                                    Year ended           Year ended       May 1 to     May 1 to
                                   December 31,         December 31,    December 31, December 31,
                              ---------------------  -----------------  ------------ ------------
                                 2006        2005      2006      2005       2006         2006
                              ----------  ---------  --------  -------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    5,271       (562)       89   (2,017)      (10)       (2,787)
   Net realized gain
     (loss) on
     investments.............   (163,581)  (118,314)   38,059   12,979        --           832
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    424,782    201,455    56,481   15,693        85         5,261
   Capital gain
     distribution............         --         --        --       --        --            --
                              ----------  ---------  --------  -------     -----       -------
       Increase
         (decrease) in
         net assets from
         operations..........    266,472     82,579    94,629   26,655        75         3,306
                              ----------  ---------  --------  -------     -----       -------
From capital
  transactions:
   Net premiums..............      2,241      3,374    15,821    6,243        --       816,878
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (18,287)    (7,922)  (10,408)      --        --            --
     Surrenders..............   (356,045)  (143,639)  (56,492) (51,339)       --        (2,645)
     Administrative
       expenses (note 4a)....     (1,268)    (1,370)     (100)     (95)       --            --
     Transfers (to) from
       the Guarantee
       Account...............     (8,480)    (7,166)    6,878    5,766     7,242        25,109
     Transfers (to) from
       other subaccounts.....    (45,346)   (19,388) (138,689)  59,720       537        40,522
                              ----------  ---------  --------  -------     -----       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (427,185)  (176,111) (182,990)  20,295     7,779       879,864
                              ----------  ---------  --------  -------     -----       -------
Increase (decrease) in
  net assets.................   (160,713)   (93,532)  (88,361)  46,950     7,854       883,170
Net assets at beginning
  of year....................  1,936,769  2,030,301   721,881  674,931        --            --
                              ----------  ---------  --------  -------     -----       -------
Net assets at end of year.... $1,776,056  1,936,769   633,520  721,881     7,854       883,170
                              ==========  =========  ========  =======     =====       =======
Change in units (note 5):
   Units purchased...........      3,816      6,382     7,867   14,211       733        98,282
   Units redeemed............    (45,521)   (24,827)  (26,919) (12,179)       --       (13,374)
                              ----------  ---------  --------  -------     -----       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (41,705)   (18,445)  (19,052)   2,032       733        84,908
                              ==========  =========  ========  =======     =====       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Legg Mason
                                                                     Partners Variable
                               JPMorgan Insurance Trust (continued)  Portfolios I, Inc.
                              -------------------------------------  --------------------
                                JPMorgan
                               Insurance     JPMorgan     JPMorgan
                                 Trust      Insurance    Insurance
                              Diversified     Trust        Trust
                                Mid Cap     Government    Intrepid   Legg Mason Partners
                                 Growth        Bond       Mid Cap    Variable All Cap
                              Portfolio 1  Portfolio 1  Portfolio 1  Portfolio -- Class II
                              ------------ ------------ ------------ --------------------
                              Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to      Year ended
                              December 31, December 31, December 31,   December 31,
                              ------------ ------------ ------------ --------------------
                                  2006         2006         2006       2006       2005
                              ------------ ------------ ------------  -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (20)      (2,855)        (309)    (1,195)    (3,102)
   Net realized gain
     (loss) on
     investments.............        --        1,385          105     13,984        271
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       140        4,503        4,018     48,764     15,168
   Capital gain
     distribution............        --           --           --     19,364        336
                                 ------      -------       ------     -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........       120        3,033        3,814     80,917     12,673
                                 ------      -------       ------     -------    -------
From capital
  transactions:
   Net premiums..............     2,224      802,640       63,624     91,981    101,338
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        --           --           --         --         --
     Surrenders..............        --       (2,646)          --     (6,063)        --
     Administrative
       expenses (note 4a)....        --           --           --       (449)      (272)
     Transfers (to) from
       the Guarantee
       Account...............       (53)      26,319          871     24,043      9,041
     Transfers (to) from
       other subaccounts.....        --       31,796         (253)   (70,521)    54,849
                                 ------      -------       ------     -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     2,171      858,109       64,242     38,991    164,956
                                 ------      -------       ------     -------    -------
Increase (decrease) in
  net assets.................     2,291      861,142       68,056    119,908    177,629
Net assets at beginning
  of year....................        --           --           --    476,517    298,888
                                 ------      -------       ------     -------    -------
Net assets at end of year....    $2,291      861,142       68,056    596,425    476,517
                                 ======      =======       ======     =======    =======
Change in units (note 5):
   Units purchased...........       229      102,032       14,571     11,092     14,658
   Units redeemed............        --      (19,265)      (7,950)    (8,790)      (876)
                                 ------      -------       ------     -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       229       82,767        6,621      2,302     13,782
                                 ======      =======       ======     =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Legg Mason Partners Variable Portfolios I, Inc. (continued)
                              ---------------------------------------------------------------------------
                                                             Legg Mason Partners     Legg Mason Partners
                              Legg Mason Partners Variable   Variable Strategic Bond Variable Total Return
                              Investors Portfolio -- Class I Portfolio -- Class I    Portfolio -- Class I
                              -----------------------------  ----------------------  --------------------
                                  Year ended                     Year ended             Year ended
                                 December 31,                   December 31,           December 31,
                              -----------------------------  ----------------------  --------------------
                                2006            2005           2006         2005       2006       2005
                                 --------        -------      --------     -------    -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    386           (417)          7,789      15,075        580      1,134
   Net realized gain
     (loss) on
     investments.............    4,882            737          (7,119)         72      6,508        189
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,032          9,869           6,383     (16,596)     4,225        723
   Capital gain
     distribution............    4,988             --             203       4,707      2,190        779
                                 --------        -------      --------     -------    -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........   33,288         10,189           7,256       3,258     13,503      2,825
                                 --------        -------      --------     -------    -------    -------
From capital
  transactions:
   Net premiums..............       --             --              --          --         --      9,300
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --             --              --          --         --         --
     Surrenders..............  (25,526)        (8,889)        (74,300)     (7,289)   (65,281)      (610)
     Administrative
       expenses (note 4a)....     (131)          (141)           (142)       (164)       (72)       (47)
     Transfers (to) from
       the Guarantee
       Account...............        9            (11)             48         (28)         7         (1)
     Transfers (to) from
       other subaccounts.....       69            598         (47,403)     24,053     24,667        227
                                 --------        -------      --------     -------    -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (25,579)        (8,443)       (121,797)     16,572    (40,679)     8,869
                                 --------        -------      --------     -------    -------    -------
Increase (decrease) in
  net assets.................    7,709          1,746        (114,541)     19,830    (27,176)    11,694
Net assets at beginning
  of year....................  216,942        215,196         320,086     300,256    150,468    138,774
                                 --------        -------      --------     -------    -------    -------
Net assets at end of year.... $224,651        216,942         205,545     320,086    123,292    150,468
                                 ========        =======      ========     =======    =======    =======
Change in units (note 5):
   Units purchased...........       23             53           1,142       1,998      2,003        808
   Units redeemed............   (1,933)          (769)         (9,708)       (821)    (5,244)       (60)
                                 --------        -------      --------     -------    -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,910)          (716)         (8,566)      1,177     (3,241)       748
                                 ========        =======      ========     =======    =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Legg Mason Partners Variable   Legg Mason Partners           MFS(R) Variable
                              Portfolios I, Inc. (continued) Variable Portfolios II        Insurance Trust
                              -----------------------------  ----------------------     ----------------------------
                                 Legg Mason Partners         Legg Mason Partners        MFS(R) Investors Growth Stock
                                Variable Total Return        Variable Aggressive Growth       Series --
                                Portfolio -- Class II        Portfolio -- Class II      Service Class Shares
                              -----------------------------  ----------------------     ----------------------------
                                              Period from
                               Year ended     April 29 to        Year ended                  Year ended
                              December 31,    December 31,      December 31,                December 31,
                              ------------    ------------   ----------------------     ----------------------------
                                  2006            2005          2006           2005        2006           2005
                              ------------    ------------    ---------       -------     ---------      ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  3,507            857        (16,659)       (4,932)     (38,058)       (30,956)
   Net realized gain
     (loss) on
     investments.............        322            (60)         9,079         2,878       46,544         51,002
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,274            771         81,777        35,437      123,071         44,562
   Capital gain
     distribution............      8,007            191             --            --           --             --
                                --------         ------       ---------       -------     ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     26,110          1,759         74,197        33,383      131,557         64,608
                                --------         ------       ---------       -------     ---------      ---------
From capital
  transactions:
   Net premiums..............    401,798         63,126        720,982       133,009      150,422        328,007
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (1,887)            --             --            --       (1,534)        (6,896)
     Surrenders..............       (295)            --        (17,918)       (6,997)    (150,855)       (87,169)
     Administrative
       expenses (note 4a)....       (179)            --           (471)         (332)      (1,394)          (796)
     Transfers (to) from
       the Guarantee
       Account...............        410            (25)        26,537         6,094       66,873        107,261
     Transfers (to) from
       other subaccounts.....     11,515           (687)         1,465        28,330      (82,431)       (88,320)
                                --------         ------       ---------       -------     ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    411,362         62,414        730,595       160,104      (18,919)       252,087
                                --------         ------       ---------       -------     ---------      ---------
Increase (decrease) in
  net assets.................    437,472         64,173        804,792       193,487      112,638        316,695
Net assets at beginning
  of year....................     64,173             --        395,669       202,182    2,393,481      2,076,786
                                --------         ------       ---------       -------     ---------      ---------
Net assets at end of year....   $501,645         64,173      1,200,461       395,669    2,506,119      2,393,481
                                ========         ======       =========       =======     =========      =========
Change in units (note 5):
   Units purchased...........     40,682          7,249         61,351        17,668       37,466         79,363
   Units redeemed............     (1,786)          (936)        (7,766)       (5,258)     (38,127)       (48,394)
                                --------         ------       ---------       -------     ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     38,896          6,313         53,585        12,410         (661)        30,969
                                ========         ======       =========       =======     =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------------------------
                              MFS(R) Investors Trust MFS(R) New Discovery  MFS(R) Strategic
                                    Series --              Series --       Income Series --
                               Service Class Shares  Service Class Shares  Service Class Shares
                              ---------------------  --------------------  -------------------
                                    Year ended            Year ended          Year ended
                                   December 31,          December 31,        December 31,
                              ---------------------  --------------------  -------------------
                                 2006        2005       2006       2005      2006       2005
                              ----------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (48,875)   (40,737)   (17,322)   (15,091)  23,800     14,176
   Net realized gain
     (loss) on
     investments.............    160,345     44,932     30,702     14,964   (3,108)       377
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    275,983    193,428     84,790     35,211    5,998    (14,665)
   Capital gain
     distribution............         --         --     19,942         --    3,305      1,123
                              ----------  ---------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    387,453    197,623    118,112     35,084   29,995      1,011
                              ----------  ---------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     93,098    656,303     43,192     61,833   32,535    148,717
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (16,472)    (7,219)    (4,621)       (40)      --         --
     Surrenders..............   (288,054)  (117,801)   (61,778)   (26,362) (20,757)   (11,343)
     Administrative
       expenses (note 4a)....     (3,534)    (1,627)      (528)      (496)    (615)      (158)
     Transfers (to) from
       the Guarantee
       Account...............     62,727    144,280     57,832     30,231   75,169    148,384
     Transfers (to) from
       other subaccounts.....   (329,800)   277,697      8,381    (77,285)  26,922     41,177
                              ----------  ---------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (482,035)   951,633     42,478    (12,119) 113,254    326,777
                              ----------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................    (94,582) 1,149,256    160,590     22,965  143,249    327,788
Net assets at beginning
  of year....................  3,829,450  2,680,194  1,022,967  1,000,002  563,587    235,799
                              ----------  ---------  ---------  ---------   -------   -------
Net assets at end of year.... $3,734,868  3,829,450  1,183,557  1,022,967  706,836    563,587
                              ==========  =========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     50,624    141,778     20,576     13,956   16,852     30,327
   Units redeemed............    (94,934)   (38,704)   (15,845)   (14,935)  (7,416)    (2,541)
                              ----------  ---------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (44,310)   103,074      4,731       (979)   9,436     27,786
                              ==========  =========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              Old Mutual Insurance
                                MFS(R) Variable Insurance Trust (continued)      Series Fund
                              ----------------------------------------------  -------------------
                                 MFS(R) Total Return      MFS(R) Utilities
                                      Series --               Series --       Old Mutual Growth II
                                Service Class Shares    Service Class Shares      Portfolio
                              ------------------------  --------------------  -------------------
                                           Period from
                               Year ended  April 29 to       Year ended          Year ended
                              December 31, December 31,     December 31,        December 31,
                              ------------ ------------ --------------------  -------------------
                                  2006         2005        2006       2005      2006       2005
                              ------------ ------------ ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   45,855      (1,281)      5,348    (17,616)  (3,656)    (3,860)
   Net realized gain
     (loss) on
     investments.............       4,581       6,886     165,407     81,882  (49,271)   (56,528)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,927     (18,026)    511,553    151,152   68,339     85,541
   Capital gain
     distribution............     149,174      27,181     102,928         --       --         --
                               ----------   ---------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     591,537      14,760     785,236    215,418   15,412     25,153
                               ----------   ---------   ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............   3,312,022   2,908,623     457,732    337,105       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........      (1,876)         --      (5,854)        --       --         --
     Surrenders..............     (91,094)    (42,676)   (142,311)   (78,069) (43,535)   (46,156)
     Administrative
       expenses (note 4a)....      (6,046)       (577)     (1,724)      (596)    (364)      (421)
     Transfers (to) from
       the Guarantee
       Account...............     178,987     281,846     391,748    154,853   (3,794)       295
     Transfers (to) from
       other subaccounts.....    (154,119)    130,735     516,682    126,852  (11,694)         5
                               ----------   ---------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   3,237,874   3,277,951   1,216,273    540,145  (59,387)   (46,277)
                               ----------   ---------   ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................   3,829,411   3,292,711   2,001,509    755,563  (43,975)   (21,124)
Net assets at beginning
  of year....................   3,960,822     668,111   2,009,575  1,254,012  272,214    293,338
                               ----------   ---------   ---------  ---------   -------   -------
Net assets at end of year....  $7,790,233   3,960,822   4,011,084  2,009,575  228,239    272,214
                               ==========   =========   =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     429,885     342,652     134,456     67,297      339        592
   Units redeemed............    (130,208)    (31,829)    (54,496)   (26,862)  (6,319)    (5,892)
                               ----------   ---------   ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     299,677     310,823      79,960     40,435   (5,980)    (5,300)
                               ==========   =========   =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Old Mutual Insurance
                              Series Fund (continued)    Oppenheimer Variable Account Funds
                              ----------------------  ---------------------------------------
                                                         Oppenheimer     Oppenheimer Balanced
                              Old Mutual Large Cap         Balanced           Fund/VA --
                               Growth Portfolio            Fund/VA          Service Shares
                              ----------------------  -----------------  --------------------
                                  Year ended              Year ended          Year ended
                                 December 31,            December 31,        December 31,
                              ----------------------  -----------------  --------------------
                                2006        2005        2006      2005      2006       2005
                               --------    --------   --------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (7,714)     (8,431)     11,760    3,066      4,071     (3,205)
   Net realized gain
     (loss) on
     investments.............  (26,817)    (67,817)      7,589    5,378     11,157      1,790
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   55,375      89,053      28,117  (18,442)   147,174      6,025
   Capital gain
     distribution............       --          --      35,978   31,975     61,060     14,858
                               --------    --------   --------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   20,844      12,805      83,444   21,977    223,462     19,468
                               --------    --------   --------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --          --       1,232    1,372  1,867,465    596,772
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --     (95,172)         --       --     (3,761)        --
     Surrenders..............  (51,986)    (38,958)   (116,042) (43,967)   (31,059)   (19,249)
     Administrative
       expenses (note 4a)....     (498)       (526)       (514)    (535)    (1,078)      (178)
     Transfers (to) from
       the Guarantee
       Account...............      (31)        938       8,310   12,914     10,390    282,079
     Transfers (to) from
       other subaccounts.....  (20,096)     (8,631)     64,911     (117)    20,696    165,437
                               --------    --------   --------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (72,611)   (142,349)    (42,103) (30,333) 1,862,653  1,024,861
                               --------    --------   --------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  (51,767)   (129,544)     41,341   (8,356) 2,086,115  1,044,329
Net assets at beginning
  of year....................  573,536     703,080     894,603  902,959  1,276,117    231,788
                               --------    --------   --------  -------  ---------  ---------
Net assets at end of year.... $521,769     573,536     935,944  894,603  3,362,232  1,276,117
                               ========    ========   ========  =======  =========  =========
Change in units (note 5):
   Units purchased...........    1,165       1,743       6,438    1,612    221,056    104,628
   Units redeemed............   (7,233)    (14,469)     (9,334)  (3,780)   (48,154)    (9,197)
                               --------    --------   --------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (6,068)    (12,726)     (2,896)  (2,168)   172,902     95,431
                               ========    ========   ========  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                      Oppenheimer Capital
                               Oppenheimer Capital       Appreciation           Oppenheimer
                                   Appreciation           Fund/VA --             Core Bond
                                     Fund/VA            Service Shares            Fund/VA
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2006        2005       2006       2005       2006       2005
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,489)    (5,805)   (68,589)   (38,948)    62,427     70,119
   Net realized gain
     (loss) on
     investments.............      9,163     (7,043)   146,624     48,370    (11,343)     2,267
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     68,882     55,214    232,008    157,176       (295)   (52,051)
   Capital gain
     distribution............         --         --         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     66,556     42,366    310,043    166,598     50,789     20,335
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............      1,411        699    615,393    777,680         --        400
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --         --    (15,678)        --       (342)    (3,010)
     Surrenders..............   (230,061)   (59,678)  (219,110)  (158,061)  (253,453)  (166,890)
     Administrative
       expenses (note 4a)....     (1,221)    (1,287)    (3,670)    (3,013)    (1,051)    (1,310)
     Transfers (to) from
       the Guarantee
       Account...............    (55,350)       849    192,715    314,606        306        745
     Transfers (to) from
       other subaccounts.....     44,263    (37,085)  (560,626)   (57,479)   (38,532)  (139,850)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (240,958)   (96,502)     9,024    873,733   (293,072)  (309,915)
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (174,402)   (54,136)   319,067  1,040,331   (242,283)  (289,580)
Net assets at beginning
  of year....................  1,199,732  1,253,868  4,931,970  3,891,639  1,633,055  1,922,635
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $1,025,330  1,199,732  5,251,037  4,931,970  1,390,772  1,633,055
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........     11,958      4,426     95,552    128,087      4,687      5,374
   Units redeemed............    (30,704)   (12,330)   (87,576)   (61,135)   (27,053)   (29,149)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (18,746)    (7,904)     7,976     66,952    (22,366)   (23,775)
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities
                                    Fund/VA --              Oppenheimer High Income  Oppenheimer Main Street
                                  Service Shares                 Fund/VA            Fund/VA -- Service Shares
                              ----------------------------  ----------------------  ------------------------
                                                                                                 Period from
                                    Year ended                 Year ended            Year ended  April 29 to
                                   December 31,               December 31,          December 31, December 31,
                              ----------------------------  ----------------------  ------------ ------------
                                 2006            2005         2006        2005          2006         2005
                                ----------     ---------     -------     -------    ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (58,296)       (34,374)     30,782      29,872         (67,257)    (33,651)
   Net realized gain
     (loss) on
     investments.............    228,945        154,231      (2,210)     (2,166)        329,929     186,729
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    553,075        455,006       9,332     (24,082)        939,668     168,578
   Capital gain
     distribution............    338,897             --          --          --              --          --
                                ----------     ---------     -------     -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........  1,062,621        574,863      37,904       3,624       1,202,340     321,656
                                ----------     ---------     -------     -------     ----------   ---------
From capital
  transactions:
   Net premiums..............  1,349,736      1,137,237         562         230       3,290,780     832,432
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (6,606)        (9,032)    (17,546)     (2,753)        (21,927)         --
     Surrenders..............   (313,259)      (172,241)    (95,504)    (65,433)       (676,044)   (458,360)
     Administrative
       expenses (note 4a)....     (4,653)        (1,707)       (329)       (328)         (5,190)     (3,557)
     Transfers (to) from
       the Guarantee
       Account...............    476,681        298,798         (71)    (16,034)        321,156     277,613
     Transfers (to) from
       other subaccounts.....    724,703        353,438      36,606      (1,290)       (172,061)   (281,531)
                                ----------     ---------     -------     -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  2,226,602      1,606,493     (76,282)    (85,608)      2,736,714     366,597
                                ----------     ---------     -------     -------     ----------   ---------
Increase (decrease) in
  net assets.................  3,289,223      2,181,356     (38,378)    (81,984)      3,939,054     688,253
Net assets at beginning
  of year....................  5,554,569      3,373,213     523,317     605,301       8,334,904   7,646,651
                                ----------     ---------     -------     -------     ----------   ---------
Net assets at end of year.... $8,843,792      5,554,569     484,939     523,317      12,273,958   8,334,904
                                ==========     =========     =======     =======     ==========   =========
Change in units (note 5):
   Units purchased...........    250,856        193,242       3,999       3,550         450,160     169,057
   Units redeemed............    (95,256)       (63,446)    (10,258)    (10,950)       (191,742)   (131,718)
                                ----------     ---------     -------     -------     ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    155,600        129,796      (6,259)     (7,400)        258,418      37,339
                                ==========     =========     =======     =======     ==========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --                              Oppenheimer MidCap
                                  Service Shares      Oppenheimer MidCap Fund/VA Fund/VA -- Service Shares
                              ---------------------   -------------------------- -----------------------
                                    Year ended            Year ended                Year ended
                                   December 31,          December 31,              December 31,
                              ---------------------   -------------------------  ------------------------
                                 2006         2005      2006          2005         2006         2005
                              ----------   ---------    --------     --------      -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (73,750)    (55,468)  (10,607)      (12,256)     (4,770)      (3,578)
   Net realized gain
     (loss) on
     investments.............    184,484      86,172   (80,848)     (132,590)      6,477        1,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    369,279     194,766   101,055       231,219         136       27,029
   Capital gain
     distribution............    142,125      83,506        --            --          --           --
                              ----------   ---------    --------     --------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    622,138     308,976     9,600        86,373       1,843       24,510
                              ----------   ---------    --------     --------      -------      -------
From capital
  transactions:
   Net premiums..............    493,666   1,099,571     9,355        14,667      57,263       23,287
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --          --        --      (114,208)         --           --
     Surrenders..............   (142,919)   (141,678) (220,333)     (118,139)     (2,358)      (1,890)
     Administrative
       expenses (note 4a)....     (3,138)     (1,386)     (842)       (1,001)       (167)        (110)
     Transfers (to) from
       the Guarantee
       Account...............    222,721     220,993      (124)      (11,980)      6,515       23,506
     Transfers (to) from
       other subaccounts.....    (81,843)    173,073    (9,045)       (3,876)    (20,319)      11,753
                              ----------   ---------    --------     --------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    488,487   1,350,573  (220,989)     (234,537)     40,934       56,546
                              ----------   ---------    --------     --------      -------      -------
Increase (decrease) in
  net assets.................  1,110,625   1,659,549  (211,389)     (148,164)     42,777       81,056
Net assets at beginning
  of year....................  4,618,032   2,958,483   818,625       966,789     272,865      191,809
                              ----------   ---------    --------     --------      -------      -------
Net assets at end of year.... $5,728,657   4,618,032   607,236       818,625     315,642      272,865
                              ==========   =========    ========     ========      =======      =======
Change in units (note 5):
   Units purchased...........     87,787     119,789     1,286         2,752       4,445        4,565
   Units redeemed............    (55,800)    (33,405)  (19,362)      (23,429)     (1,914)        (622)
                              ----------   ---------    --------     --------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     31,987      86,384   (18,076)      (20,677)      2,531        3,943
                              ==========   =========    ========     ========      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------
                                                        Foreign Bond Portfolio
                               All Asset Portfolio --   (U.S. Dollar Hedged) --     High Yield Portfolio --
                                Advisor Class Shares    Administrative Class Shares Administrative Class Shares
                              ------------------------  --------------------------  --------------------------
                                           Period from
                               Year ended  April 29 to     Year ended                    Year ended
                              December 31, December 31,   December 31,                  December 31,
                              ------------ ------------ --------------------------  --------------------------
                                  2006         2005       2006          2005           2006          2005
                              ------------ ------------   -------       -------      ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ 32,633      12,789      3,365         2,492         282,993       221,439
   Net realized gain
     (loss) on
     investments.............        616         144      1,305           299          16,384        29,541
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (7,137)     (3,129)    (4,281)        2,312         102,436      (134,012)
   Capital gain
     distribution............      1,697       1,277        282            --              --            --
                                --------     -------      -------       -------      ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........     27,809      11,081        671         5,103         401,813       116,968
                                --------     -------      -------       -------      ---------     ---------
From capital
  transactions:
   Net premiums..............    212,218     600,144        798           253       1,359,893       774,660
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --          --         --            --         (25,342)      (56,215)
     Surrenders..............     (6,471)     (1,216)   (11,656)       (3,821)       (390,808)     (210,796)
     Administrative
       expenses (note 4a)....        (87)         (9)       (25)          (28)         (2,710)       (1,738)
     Transfers (to) from
       the Guarantee
       Account...............      2,798       8,787        379         9,279         523,197       183,502
     Transfers (to) from
       other subaccounts.....    (72,245)     63,219     (4,520)        5,839         123,502        70,337
                                --------     -------      -------       -------      ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    136,213     670,925    (15,024)       11,522       1,587,732       759,750
                                --------     -------      -------       -------      ---------     ---------
Increase (decrease) in
  net assets.................    164,022     682,006    (14,353)       16,625       1,989,545       876,718
Net assets at beginning
  of year....................    682,006          --    154,256       137,631       4,751,763     3,875,045
                                --------     -------      -------       -------      ---------     ---------
Net assets at end of year....   $846,028     682,006    139,903       154,256       6,741,308     4,751,763
                                ========     =======      =======       =======      =========     =========
Change in units (note 5):
   Units purchased...........     43,112      66,453      3,638         1,650         222,471       127,060
   Units redeemed............    (29,734)       (947)    (4,956)         (608)        (83,252)      (66,119)
                                --------     -------      -------       -------      ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     13,378      65,506     (1,318)        1,042         139,219        60,941
                                ========     =======      =======       =======      =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                              Long-Term U.S. Government
                              Portfolio -- Administrative Low Duration Portfolio --   Total Return Portfolio --
                                   Class Shares           Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                                                        Period from
                                    Year ended             Year ended   April 29 to         Year ended
                                   December 31,           December 31,  December 31,       December 31,
                              --------------------------  ------------  ------------  --------------------------
                                 2006           2005          2006          2005         2006          2005
                               ----------     ---------   ------------  ------------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  330,342       237,056        28,906        5,782        795,049       607,862
   Net realized gain
     (loss) on
     investments.............    (79,026)       25,550        (2,089)         (66)       (81,064)       36,704
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (373,677)     (180,693)          852       (3,822)      (197,353)     (582,637)
   Capital gain
     distribution............     85,725       167,131            --          921             --       159,109
                               ----------     ---------    ---------      -------      ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........    (36,636)      249,044        27,669        2,815        516,632       221,038
                               ----------     ---------    ---------      -------      ----------    ----------
From capital
  transactions:
   Net premiums..............  1,035,653     1,031,746       483,901      577,214      5,870,207     4,497,858
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (90,015)      (26,442)           --           --       (119,845)      (66,542)
     Surrenders..............   (654,526)     (502,583)      (46,402)      (2,874)    (1,253,813)   (1,153,447)
     Administrative
       expenses (note 4a)....     (4,624)       (3,489)         (880)          --        (17,211)      (11,925)
     Transfers (to) from
       the Guarantee
       Account...............     74,523     1,156,908        67,470       55,219        659,645       396,837
     Transfers (to) from
       other subaccounts.....     21,421      (258,250)       74,289       74,473       (186,321)     (482,156)
                               ----------     ---------    ---------      -------      ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    382,432     1,397,890       578,378      704,032      4,952,662     3,180,625
                               ----------     ---------    ---------      -------      ----------    ----------
Increase (decrease) in
  net assets.................    345,796     1,646,934       606,047      706,847      5,469,294     3,401,663
Net assets at beginning
  of year....................  8,606,222     6,959,288       706,847           --     21,609,175    18,207,512
                               ----------     ---------    ---------      -------      ----------    ----------
Net assets at end of year.... $8,952,018     8,606,222     1,312,894      706,847     27,078,469    21,609,175
                               ==========     =========    =========      =======      ==========    ==========
Change in units (note 5):
   Units purchased...........    174,122       232,408        87,626       72,345        828,011       593,427
   Units redeemed............   (131,148)     (122,734)      (29,785)      (1,545)      (366,888)     (317,458)
                               ----------     ---------    ---------      -------      ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     42,974       109,674        57,841       70,800        461,123       275,969
                               ==========     =========    =========      =======      ==========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                The Prudential Series Fund
                              --------------------------------------------------------------------------------
                              Jennison 20/20 Focus         Jennison Portfolio -- Natural Resources Portfolio --
                              Portfolio -- Class II Shares  Class II Shares           Class II Shares
                              ---------------------------  --------------------  -----------------------------
                                                                                                 Period from
                                  Year ended                  Year ended          Year ended     April 29 to
                                 December 31,                December 31,        December 31,    December 31,
                              ---------------------------  --------------------  ------------    ------------
                                 2006           2005         2006       2005         2006            2005
                                ----------       ------     -------    -------   ------------    ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,709)        (642)      (1,024)      (750)        5,702           (882)
   Net realized gain
     (loss) on
     investments.............     24,037          348        4,887      4,563        21,652          6,283
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    109,276        8,270          134     (4,974)       10,051         25,558
   Capital gain
     distribution............      8,770           --           --         --        67,902             --
                                ----------       ------     -------    -------    ---------        -------
       Increase
         (decrease) in
         net assets from
         operations..........    130,374        7,976        3,997     (1,161)      105,307         30,959
                                ----------       ------     -------    -------    ---------        -------
From capital
  transactions:
   Net premiums..............  2,194,261       30,493       64,706      8,775       547,722        239,186
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --           --           --         --            --             --
     Surrenders..............    (16,547)        (248)      (1,375)      (819)       (4,730)            --
     Administrative
       expenses (note 4a)....        (88)         (12)         (21)       (17)         (174)            --
     Transfers (to) from
       the Guarantee
       Account...............    209,835           (1)         151    (54,590)       77,894         15,549
     Transfers (to) from
       other subaccounts.....     63,305       23,949      (37,797)    28,912        10,997         25,680
                                ----------       ------     -------    -------    ---------        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  2,450,766       54,181       25,664    (17,739)      631,709        280,415
                                ----------       ------     -------    -------    ---------        -------
Increase (decrease) in
  net assets.................  2,581,140       62,157       29,661    (18,900)      737,016        311,374
Net assets at beginning
  of year....................     77,787       15,630       60,611     79,511       311,374             --
                                ----------       ------     -------    -------    ---------        -------
Net assets at end of year.... $2,658,927       77,787       90,272     60,611     1,048,390        311,374
                                ==========       ======     =======    =======    =========        =======
Change in units (note 5):
   Units purchased...........    248,255        3,660        7,729      2,880        60,072         24,657
   Units redeemed............    (49,559)        (117)      (5,687)    (4,732)      (22,113)        (3,697)
                                ----------       ------     -------    -------    ---------        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    198,696        3,543        2,042     (1,852)       37,959         20,960
                                ==========       ======     =======    =======    =========        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Rydex Variable Trust      Van Kampen Life Investment Trust
                              -------------------  ------------------------------------------------------
                                                     Comstock Portfolio --   Strategic Growth Portfolio --
                                   OTC Fund             Class II Shares       Class II Shares
                              -------------------  ------------------------  ----------------------------
                                                                Period from
                                  Year ended        Year ended  April 29 to     Year ended
                                 December 31,      December 31, December 31,   December 31,
                              -------------------  ------------ ------------ ----------------------------
                                2006       2005        2006         2005       2006           2005
                              --------   -------   ------------ ------------    -------        -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(15,203)  (14,778)      29,723      (20,305)   (4,067)        (2,728)
   Net realized gain
     (loss) on
     investments.............    6,841     2,525       43,688       38,722     7,033          1,696
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   44,808     5,484      321,583        2,442       777         11,371
   Capital gain
     distribution............       --        --      174,959       59,617        --             --
                              --------   -------    ---------    ---------      -------        -------
       Increase
         (decrease) in
         net assets from
         operations..........   36,446    (6,769)     569,953       80,476     3,743         10,339
                              --------   -------    ---------    ---------      -------        -------
From capital
  transactions:
   Net premiums..............    1,100    24,854    1,094,814    1,272,413    51,259         28,912
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --        --           --      (39,924)       --             --
     Surrenders..............  (40,601)  (18,826)    (109,270)    (188,647)  (16,397)        (1,921)
     Administrative
       expenses (note 4a)....     (123)     (135)      (2,460)        (758)     (124)           (81)
     Transfers (to) from
       the Guarantee
       Account...............    9,628    23,212      157,407      336,890    50,466          5,521
     Transfers (to) from
       other subaccounts.....   (2,046)  (33,300)     (91,122)     268,748    15,821           (855)
                              --------   -------    ---------    ---------      -------        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (32,042)   (4,195)   1,049,369    1,648,722   101,025         31,576
                              --------   -------    ---------    ---------      -------        -------
Increase (decrease) in
  net assets.................    4,404   (10,964)   1,619,322    1,729,198   104,768         41,915
Net assets at beginning
  of year....................  946,613   957,577    3,361,779    1,632,581   199,313        157,398
                              --------   -------    ---------    ---------      -------        -------
Net assets at end of year.... $951,017   946,613    4,981,101    3,361,779   304,081        199,313
                              ========   =======    =========    =========      =======        =======
Change in units (note 5):
   Units purchased...........    3,268     6,899      149,229      185,601    25,015          5,161
   Units redeemed............   (6,734)   (7,869)     (60,523)     (48,661)  (14,784)        (1,769)
                              --------   -------    ---------    ---------      -------        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,466)     (970)      88,706      136,940    10,231          3,392
                              ========   =======    =========    =========      =======        =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective May 1, 2006, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Growth
  Templeton Growth Securities Fund -- Class 2 Shares            Portfolio 1
                                                               JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity Variable(R) Insurance Products Fund                 MFS(R) Variable Insurance Trust
  The VIP Asset Manager/SM/ Portfolio -- Service Class 2       MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Effective April 29, 2005, the following portfolios were made available to the Separate Account:

AIM Variable Insurance Funds                                 PIMCO Variable Insurance Trust
  AIM V.I. Global Real Estate Fund -- Series II shares         All Asset Portfolio -- Advisor Class Shares
American Century Variable Portfolios II, Inc.                PIMCO Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     Low Duration Portfolio -- Administrative Class Shares
BlackRock Variable Series Funds, Inc.                        The Prudential Series Fund, Inc.
  BlackRock Global Allocation V.I. Fund -- Class III Shares    Natural Resources Portfolio -- Class II
Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund -- Class 2 Shares
Legg Mason Partners Variable Portfolios I, Inc.
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth Fund,                The Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Inc. -- Initial Shares                                       Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios were available but not shown on the statements due to not having had any activity since inception.

JPMorgan Insurance Trust
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are nine unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the years or lesser periods ended December 31, 2006 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
Fund/Portfolio                                                                  Acquired   Shares Sold
--------------                                                                 ---------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $  532,102 $  417,519
 AIM V.I. Capital Appreciation Fund -- Series I shares........................    831,562    996,070(a)
 AIM V.I. Core Equity Fund -- Series I shares.................................  1,033,688  1,129,906(b)
 AIM V.I. Global Real Estate Fund -- Series II shares.........................    255,371     76,929
 AIM V.I. International Growth Fund -- Series II shares.......................  2,626,930    838,782
 AIM V.I. Large Cap Growth -- Series I shares.................................    280,479    344,044(c)
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................     47,980    199,889
 Alger American Small Capitalization Portfolio -- Class O Shares..............    183,147    363,990
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.....................    315,485    207,103
 AllianceBernstein Growth and Income Portfolio -- Class B.....................  2,017,946  1,440,439
 AllianceBernstein International Value Portfolio -- Class B...................  5,861,507  1,505,447
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................    682,407    674,431
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................     24,167     37,782
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    145,162     41,997
 VP International Fund -- Class I.............................................  1,146,613    298,323
 VP Ultra(R) Fund -- Class I..................................................    179,571     97,342
 VP Value Fund -- Class I.....................................................    659,569    405,878
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................    841,308    211,864
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................    263,461     75,194
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................  4,701,978    520,329
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................     31,227      2,935
 BlackRock Value Opportunities V.I. Fund -- Class III Shares..................    351,858     69,328
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................  1,240,200    780,968
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B  3,469,511  1,547,713
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....     82,039      9,374
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................    581,049    436,178
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     37,997     13,005
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................    324,838    108,100
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................    540,949     87,342
 DWS Technology VIP -- Class B Shares.........................................     55,207     32,179

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                               Proceeds
                                                               Cost of Shares    from
Fund/Portfolio                                                    Acquired    Shares Sold
--------------                                                 -------------- -----------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................  $ 3,180,481   $ 1,891,385
 VT Worldwide Health Sciences Fund............................    1,531,822       540,870
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................       21,676           449
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........       92,517       186,236
 Federated Capital Income Fund II.............................       26,348        75,477
 Federated High Income Bond Fund II -- Primary Shares.........      207,802       147,826
 Federated High Income Bond Fund II -- Service Shares.........    3,137,397       848,353
 Federated Kaufmann Fund II -- Service Shares.................    1,226,574       803,243
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............        9,135        48,752
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........      563,510       161,935
 VIP Balanced Portfolio -- Service Class 2....................    1,383,286       327,633
 VIP Contrafund(R) Portfolio -- Initial Class.................      733,512       986,673
 VIP Contrafund(R) Portfolio -- Service Class 2...............   12,161,669     4,215,612
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2       90,349        49,631
 VIP Equity-Income Portfolio -- Initial Class.................      397,910       786,188
 VIP Equity-Income Portfolio -- Service Class 2...............    2,923,630     1,601,653
 VIP Growth & Income Portfolio -- Initial Class...............       76,729       307,918
 VIP Growth & Income Portfolio -- Service Class 2.............      862,477       896,898
 VIP Growth Opportunities Portfolio -- Initial Class..........       14,494       140,913
 VIP Growth Portfolio -- Initial Class........................       53,066       352,698
 VIP Growth Portfolio -- Service Class 2......................      394,138       484,460
 VIP Mid Cap Portfolio -- Service Class 2.....................    6,427,605     3,114,650
 VIP Overseas Portfolio -- Initial Class......................      190,999       291,408
 VIP Value Strategies Portfolio -- Service Class 2............      185,717       160,612
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............   33,274,430     5,676,744
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..      774,162       179,935
 Mutual Shares Securities Fund -- Class 2 Shares..............    2,898,901       475,409
 Templeton Foreign Securities Fund -- Class 1 Shares..........       74,577         4,712
 Templeton Foreign Securities Fund -- Class 2 Shares..........    1,854,340       573,377
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....      276,170       125,571
 Templeton Global Income Securities Fund -- Class 1 Shares....       14,735        70,415
 Templeton Growth Securities Fund -- Class 2 Shares...........      455,429        46,044
GE Investments Funds, Inc.
 Income Fund..................................................    3,777,538     1,270,088
 International Equity Fund....................................       40,069        60,698
 Mid-Cap Equity Fund..........................................    1,342,133     1,226,733
 Money Market Fund............................................   16,026,178    13,630,826
 Premier Growth Equity Fund...................................      108,593       640,370
 Real Estate Securities Fund..................................    1,529,806       743,470
 S&P 500(R) Index Fund........................................    5,524,433     7,032,181
 Small-Cap Equity Fund........................................    1,898,361     1,045,577
 Total Return Fund -- Class 1 shares..........................   11,857,468     5,497,641

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                       Cost of     Proceeds
                                                                        Shares       from
Fund/Portfolio                                                         Acquired   Shares Sold
--------------                                                        ----------- -----------
 Total Return Fund -- Class 3 shares................................. $29,101,847 $3,277,508
 U.S. Equity Fund....................................................     140,050    695,164
 Value Equity Fund...................................................     498,750    320,528
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................................      63,236    300,484
 Goldman Sachs Mid Cap Value Fund....................................     809,434    713,697
J.P. Morgan Series Trust II
 Bond Portfolio......................................................     567,027    476,863
 International Equity Portfolio......................................     248,638    103,027
 Mid Cap Value Portfolio.............................................     626,938    534,060
 Small Company Portfolio.............................................      32,693     49,629
 U.S. Large Cap Core Equity Portfolio................................      13,388     25,821
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares..........................     198,193  1,527,969
 Balanced Portfolio -- Service Shares................................   1,501,367  1,237,850
 Flexible Bond Portfolio -- Institutional Shares.....................      19,572     75,327
 Forty Portfolio -- Institutional Shares.............................      66,854  1,132,036
 Forty Portfolio -- Service Shares...................................   1,439,188    354,797
 Global Life Sciences Portfolio -- Service Shares....................       4,841     21,093
 Global Technology Portfolio -- Service Shares.......................       8,450     17,554
 International Growth Portfolio -- Institutional Shares..............     316,869    922,000
 International Growth Portfolio -- Service Shares....................      52,182    206,749
 Large Cap Growth Portfolio -- Institutional Shares..................      31,626    517,085
 Large Cap Growth Portfolio -- Service Shares........................       3,224     55,394
 Mid Cap Growth Portfolio -- Institutional Shares....................     114,900  1,162,697
 Mid Cap Growth Portfolio -- Service Shares..........................      24,884     47,123
 Worldwide Growth Portfolio -- Institutional Shares..................      68,412    490,533
 Worldwide Growth Portfolio -- Service Shares........................      83,178    266,097
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced Portfolio 1.......................       5,186          9
 JPMorgan Insurance Trust Core Bond Portfolio 1......................     984,553    140,708
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1.....       2,172         20
 JPMorgan Insurance Trust Government Bond Portfolio 1................   1,022,489    200,434
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1...............     139,301     75,365
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable All Cap Portfolio -- Class II..........     188,080    127,364
 Legg Mason Partners Variable Investors Portfolio -- Class I.........       8,799     29,003
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I....      27,365    141,170
 Legg Mason Partners Variable Total Return Portfolio -- Class I......      29,641     67,551
 Legg Mason Partners Variable Total Return Portfolio -- Class II.....     444,936     22,037
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II     839,729    125,755
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares........     324,104    380,934
 MFS(R) Investors Trust Series -- Service Class Shares...............     530,310  1,061,397
 MFS(R) New Discovery Series -- Service Class Shares.................     225,622    180,224
 MFS(R) Strategic Income Series -- Service Class Shares..............     234,790     98,728

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 MFS(R) Total Return Series -- Service Class Shares........................ $ 4,964,902 $1,533,984
 MFS(R) Utilities Series -- Service Class Shares...........................   2,225,821    903,215
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................       3,159     66,204
 Old Mutual Large Cap Growth Portfolio.....................................      13,370     93,697
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................     151,865    146,422
 Oppenheimer Balanced Fund/VA -- Service Shares............................   2,509,908    580,882
 Oppenheimer Capital Appreciation Fund/VA..................................     158,192    410,753
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................   1,239,396  1,309,883
 Oppenheimer Core Bond Fund/VA.............................................     144,439    375,076
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   3,980,847  1,469,335
 Oppenheimer High Income Fund/VA...........................................      86,347    131,564
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   4,896,621  2,266,209
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   1,641,385  1,072,251
 Oppenheimer MidCap Fund/VA................................................      16,105    247,610
 Oppenheimer MidCap Fund/VA -- Service Shares..............................      71,356     35,196
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     496,029    325,478
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares      48,494     59,845
 High Yield Portfolio -- Administrative Class Shares.......................   2,985,454  1,145,419
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   2,598,036  1,807,141
 Low Duration Portfolio -- Administrative Class Shares.....................     921,978    318,419
 Total Return Portfolio -- Administrative Class Shares.....................  10,261,721  4,565,885
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.........................   3,068,113    635,005
 Jennison Portfolio -- Class II Shares.....................................     106,562     81,920
 Natural Resources Portfolio -- Class II Shares............................   1,088,531    383,186
Rydex Variable Trust
 OTC Fund..................................................................      28,533     75,782
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   2,079,434    832,178
 Strategic Growth Portfolio -- Class II Shares.............................     242,296    145,331

--------
(a)Activity from AIM V.I. Capital Appreciation Fund -- Series I shares is combined with AIM V.I. Aggressive Growth Fund -- Series I shares and AIM V.I. Growth Fund -- Series I shares
(b)Activity from AIM V.I. Core Equity Fund -- Series I shares is combined with AIM V.I. Premier Equity Fund -- Series I shares
(c)Activity from AIM V.I. Large Cap Growth -- Series I shares is combined with AIM V.I. Blue Chip Fund -- Series I shares

(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Net premium payments transferred from GLICNY to the Separate Account represent gross premium payments recorded by GLICNY on its flexible variable deferred annuity contracts, less deductions for any applicable premium taxes.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GLICNY assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Rider Option and the Payment Protection Rider Options are assessed through the daily unit value calculation. The Optional Death Benefit Rider Option and the Annual Step-Up Death Benefit Rider Option are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) Bonus Credit

   For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $.3 million and $.6 million for the periods ended December 31, 2006 and 2005.

  (e) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLICNY until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLICNY and CBC are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLICNY separate accounts, as well as separate accounts of insurance companies affiliated with GLICNY.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLICNY offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2006, 2005, 2004, 2003 and 2002 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2006............................... 160,952 16.31 to 11.40 2,545 1.45% to 2.10%   0.41%      11.31% to   10.58%
   2005............................... 157,878 14.65 to 10.32 2,250 1.45% to 1.85%   0.52%       3.90% to    3.23%
   2004............................... 129,238 14.10 to 11.83 1,795 1.45% to 1.80%   0.00%       9.23% to    8.84%
   2003...............................  28,340 12.91 to 12.88   366 1.45% to 1.80%   0.00%      29.08% to   28.77%
 AIM V.I. Capital Appreciation Fund --
   Series I shares
   2006...............................  82,704 10.03 to 11.15   872 1.45% to 2.10%   0.07%    4.76% to    4.07%(a)
   2005...............................  44,586 11.84 to  9.48   446 1.45% to 1.80%   0.07%       7.26% to    6.88%
   2004...............................  45,342  9.89 to  8.86   423 1.45% to 1.80%   0.00%       5.08% to    4.71%
   2003...............................  32,160  9.43 to  8.45   288 1.45% to 1.80%   0.00%      27.64% to   27.19%
   2002...............................  16,938  7.40 to  6.63   117 1.45% to 1.65%   0.00%    (25.45)% to (26.03)%
 AIM V.I. Core Equity Fund
   Series I shares
   2006...............................  89,539 10.81 to 10.74   967 1.45% to 2.45%   0.56%    8.10% to    7.36%(b)
   2005............................... 109,225  9.33 to  8.25   940 1.45% to 1.80%   0.79%       4.13% to    3.76%
   2004............................... 125,234  8.98 to  7.94 1,037 1.45% to 1.80%   0.45%       4.24% to    3.87%
   2003............................... 138,016  8.63 to  7.64 1,092 1.45% to 1.80%   0.34%      23.27% to   22.83%
   2002............................... 130,311  7.01 to  6.21   838 1.45% to 1.80%   0.49%    (29.91)% to (31.41)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- --------------------
 AIM V.I. Global Real Estate Fund --
   Series II shares
   2006...............................  16,378 16.11 to 14.46   263 1.45% to 1.85%   2.58%      40.18% to   39.61%
   2005...............................   3,389 11.49 to 11.48    39 1.45% to 1.60%   2.77%      14.89% to   14.78%
 AIM V.I. International Growth Fund --
   Series II shares
   2006............................... 204,571 15.54 to 14.22 2,783 1.45% to 2.10%   1.76%      26.03% to   25.20%
   2005...............................  51,153 12.33 to 11.37   627 1.45% to 1.85%   0.94%      16.00% to   13.71%
   2004...............................   9,724 10.63 to 10.63   103 1.45% to 1.45%   0.00%       6.29% to    6.29%
 AIM V.I. Large Cap Growth --
   Series I shares
   2006...............................  20,850 10.20 to 10.15   213 1.45% to 2.20%   0.17%    2.03% to    1.51%(c)
   2005...............................  21,122 12.58 to 12.52   265 1.45% to 1.60%   0.67%       2.00% to    1.85%
   2004...............................  16,122 12.34 to 12.29   198 1.45% to 1.60%   0.17%       3.16% to    3.00%
   2003...............................   4,943 11.96 to 11.94    59 1.45% to 1.60%   0.00%      23.33% to   23.14%
   2002...............................     151  9.70 to  9.70     1 1.45% to 1.45%   0.00%     (3.02)% to  (3.02)%
The Alger American Fund
 Alger American Growth Portfolio --
   Class O Shares
   2006...............................  51,334 11.19 to 11.19   575 1.40% to 1.40%   0.13%       3.68% to    3.68%
   2005...............................  64,903 10.79 to 10.79   701 1.40% to 1.40%   0.23%      10.47% to   10.47%
   2004...............................  72,967  9.77 to  9.77   713 1.40% to 1.40%   0.00%       4.02% to    4.02%
   2003...............................  91,917  9.39 to  9.39   863 1.40% to 1.40%   0.00%      33.27% to   33.27%
   2002...............................  94,583  7.05 to  7.05   667 1.40% to 1.40%   0.04%    (33.93)% to (33.93)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2006...............................  66,572 11.67 to 11.67   777 1.40% to 1.40%   0.00%      18.34% to   18.34%
   2005...............................  82,007  9.86 to  9.86   809 1.40% to 1.40%   0.00%      15.25% to   15.25%
   2004...............................  93,792  8.56 to  8.56   803 1.40% to 1.40%   0.00%      14.94% to   14.94%
   2003............................... 102,876  7.45 to  7.45   766 1.40% to 1.40%   0.00%      40.36% to   40.36%
   2002............................... 112,540  5.30 to  5.30   596 1.40% to 1.40%   0.00%    (27.26)% to (27.26)%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2006...............................  31,707 14.90 to 11.13   470 1.45% to 2.10%   0.00%       6.81% to    6.11%
   2005...............................  23,391 13.95 to 11.04   322 1.45% to 1.80%   0.00%       2.15% to    1.79%
   2004...............................  23,665 13.65 to 10.84   322 1.45% to 1.80%   0.00%       3.56% to    3.20%
   2003...............................  14,495 13.18 to 13.15   191 1.45% to 1.80%   0.00%      31.83% to   31.51%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2006............................... 755,540 16.05 to 11.71 9,463 1.40% to 2.10%   1.14%      15.35% to   14.53%
   2005............................... 739,428 13.92 to 10.23 8,040 1.40% to 1.85%   1.24%       3.14% to    2.31%
   2004............................... 656,846 13.49 to 10.09 6,931 1.40% to 1.80%   0.74%       9.66% to    9.22%
   2003............................... 475,881 12.30 to  9.22 4,562 1.40% to 1.80%   0.78%      30.27% to   23.04%
   2002............................... 278,677  7.56 to  7.09 2,025 1.45% to 1.80%   0.55%     (7.11)% to (24.51)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 AllianceBernstein International Value
   Portfolio -- Class B
   2006.................................. 441,968 16.12 to 15.05 6,154 1.45% to 2.10%   1.18%      33.17% to   32.29%
   2005..................................  80,349 12.10 to 11.39   966 1.45% to 1.85%   1.01%      14.84% to   13.91%
   2004..................................   3,222 10.54 to 10.54    34 1.60% to 1.60%   0.00%       5.38% to    5.38%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2006.................................. 249,614  8.68 to 10.72 2,364 1.45% to 2.10%   0.00%     (2.08)% to  (2.72)%
   2005.................................. 249,721 12.65 to  8.78 2,387 1.45% to 1.85%   0.00%      13.18% to   10.30%
   2004.................................. 188,211 11.21 to  7.77 1,624 1.45% to 1.80%   0.00%       6.77% to    6.40%
   2003.................................. 144,699  8.66 to  7.29 1,169 1.45% to 1.80%   0.00%      21.58% to   21.15%
   2002..................................  63,206  7.13 to  6.01   395 1.45% to 1.80%   0.00%    (28.70)% to (31.98)%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2006..................................   9,706 11.68 to 12.40   116 1.45% to 1.80%   0.00%       8.91% to    8.52%
   2005..................................  10,475 11.52 to 10.63   117 1.45% to 1.65%   0.00%       3.34% to    3.13%
   2004..................................  10,472 11.16 to 10.30   114 1.45% to 1.65%   0.00%      12.73% to   12.50%
   2003..................................  13,236  9.92 to  9.16   128 1.45% to 1.65%   0.00%      46.52% to   46.22%
   2002..................................  11,779  6.78 to  6.26    78 1.45% to 1.65%   0.00%    (32.21)% to (33.19)%
American Century Variable Portfolios,
  Inc.
 VP Income & Growth Fund -- Class I
   2006..................................  28,453 16.62 to 11.58   465 1.45% to 1.85%   1.77%      15.39% to   14.93%
   2005..................................  21,185 14.41 to 14.33   304 1.45% to 1.60%   1.86%       3.12% to    2.96%
   2004..................................  11,847 13.92 to 13.92   165 1.60% to 1.60%   1.37%      11.19% to   11.19%
   2003..................................   8,523 12.52 to 12.52   107 1.60% to 1.60%   0.00%      27.28% to   27.28%
 VP International Fund -- Class I
   2006..................................  86,714 18.60 to 13.83 1,199 1.45% to 1.85%   1.15%      23.22% to   22.72%
   2005..................................  13,711 15.10 to 14.92   206 1.45% to 1.80%   1.02%      11.62% to   11.22%
   2004..................................   9,080 13.53 to 13.48   122 1.45% to 1.60%   0.21%      13.09% to    0.00%
   2003..................................   2,047 11.92 to 11.92    24 1.60% to 1.60%   0.00%      22.52% to   22.52%
 VP Ultra(R) Fund -- Class I
   2006..................................  62,792 12.41 to  9.75   771 1.45% to 1.85%   0.00%      (4.67)% to (5.06)%
   2005..................................  55,072 13.02 to 12.87   714 1.45% to 1.80%   0.00%       0.69% to    0.33%
   2004..................................  31,229 12.93 to 12.83   403 1.45% to 1.80%   0.00%       8.91% to    0.00%
   2003..................................   1,564 11.83 to 11.80    19 1.60% to 1.80%   0.00%      22.90% to   22.65%
 VP Value Fund -- Class I
   2006.................................. 118,643 17.23 to 11.79 1,986 1.45% to 1.85%   5.66%      16.94% to   16.46%
   2005.................................. 108,625 14.73 to 14.56 1,593 1.45% to 1.80%   6.17%       3.52% to    3.15%
   2004..................................  89,951 14.23 to 14.18 1,276 1.45% to 1.60%   0.92%      12.68% to   12.50%
   2003..................................  64,086 12.63 to 12.61   808 1.45% to 1.60%   0.84%      27.09% to   26.90%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund -- Class II
   2006..................................  91,275  9.97 to 10.02   914 1.45% to 2.10%   3.30%       0.11% to  (0.55)%
   2005..................................  28,111 10.09 to  9.94   280 1.45% to 1.85%   2.81%       0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income         Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                          ------- -------------- ----- -------------- ---------- ------------------
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund --
   Class III Shares
   2006..................................  41,198 13.18 to 12.21   540 1.45% to 2.10%    3.60%   19.84% to   19.05%
   2005..................................  26,777 11.00 to 10.96   294 1.45% to 1.70%    0.29%    1.14% to    0.88%
   2004..................................   7,940 10.88 to 10.86    87 1.45% to 1.70%    1.91%    8.78% to    8.60%
 BlackRock Global Allocation V.I. Fund
   -- Class III Shares
   2006.................................. 414,919 12.69 to 12.23 4,553 1.45% to 2.10%   10.37%   14.72% to   13.97%
   2005..................................   9,926 11.07 to 11.05   110 1.45% to 1.70%    0.00%   10.65% to   10.46%
 BlackRock Large Cap Growth V.I. Fund
   -- Class III Shares
   2006..................................   6,933 12.46 to 10.92    86 1.45% to 2.10%    0.06%    5.33% to    4.64%
   2005..................................   4,815 11.83 to 11.80    57 1.45% to 1.60%    0.00%    8.87% to    8.71%
   2004..................................   2,808 10.85 to 10.85    30 1.60% to 1.60%    0.20%    8.53% to    8.53%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2006..................................  38,058 13.47 to 11.76   510 1.45% to 2.10%   40.95%   10.65% to    9.93%
   2005..................................  30,315 12.17 to 10.71   367 1.45% to 1.85%    1.01%    8.52% to    7.06%
   2004..................................   6,600 11.22 to 11.21    74 1.45% to 1.60%   18.24%   12.17% to   12.05%
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006.................................. 274,884 15.25 to 10.78 4,019 1.45% to 2.10%    0.00%    4.56% to    3.87%
   2005.................................. 236,234 14.58 to 10.39 3,342 1.45% to 1.85%    0.00%    5.89% to    3.86%
   2004.................................. 135,142 13.77 to 11.58 1,823 1.45% to 1.80%    0.00%   11.40% to    0.00%
   2003..................................  48,973 12.36 to 12.35   605 1.45% to 1.65%    0.00%   23.62% to   23.45%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006.................................. 370,335 22.01 to 14.62 6,741 1.45% to 2.10%    1.27%   21.44% to   20.64%
   2005.................................. 219,663 18.12 to 12.13 3,904 1.45% to 1.85%    1.07%   21.30% to   17.38%
   2004.................................. 147,137 15.39 to 12.48 2,231 1.45% to 1.80%    0.52%   14.90% to   14.50%
   2003..................................  54,373 13.39 to 13.36   728 1.45% to 1.80%    0.01%   33.90% to   33.59%
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio --
   Initial Shares
   2006..................................   9,566 16.32 to 10.89   156 1.45% to 1.85%    4.97%    6.19% to    5.76%
   2005..................................   5,912 15.36 to 15.29    91 1.45% to 1.60%    0.03%    7.59% to    7.43%
   2004..................................   5,051 14.28 to 14.23    72 1.45% to 1.60%    0.53%   12.82% to   12.64%
   2003..................................   2,461 12.66 to 12.63    31 1.45% to 1.60%    0.43%   29.82% to   29.62%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2006..................................  79,760 10.23 to 10.33   812 1.45% to 1.85%    4.52%    3.08% to    2.67%
   2005..................................  67,367  9.93 to  9.81   665 1.45% to 1.80%    2.67%    1.18% to    0.82%
   2004..................................  77,640  9.81 to  9.73   759 1.45% to 1.80%    0.63%    0.00% to  (1.05)%
   2003..................................   1,024  9.90 to  9.88    10 1.45% to 1.60%    0.35%   (0.93)% to (1.08)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2006...............................  38,664  8.63 to 10.83   365 1.45% to 1.85%   0.10%       7.62% to    7.19%
   2005...............................  34,983  9.35 to  7.94   310 1.45% to 1.65%   0.00%       2.12% to    1.91%
   2004...............................  31,059  9.17 to  7.79   268 1.45% to 1.65%   0.60%       4.67% to    4.46%
   2003...............................  15,074  8.77 to  7.46   116 1.45% to 1.65%   0.15%      24.18% to   23.93%
   2002...............................   7,848  6.04 to  6.04    47 1.45% to 1.45%   0.45%    (29.98)% to (29.98)%
DWS Variable Series II
 DWS Dreman High Return Equity VIP
   -- Class B Shares
   2006...............................  54,725 17.22 to 11.91   938 1.45% to 1.85%   1.26%      16.50% to   16.03%
   2005...............................  40,696 14.78 to 14.71   599 1.45% to 1.60%   1.31%       5.96% to    5.80%
   2004...............................  33,493 13.95 to 13.90   466 1.45% to 1.60%   1.10%      11.98% to   11.81%
   2003...............................  22,204 12.46 to 12.44   276 1.45% to 1.60%   1.48%      29.58% to   29.38%
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2006...............................  50,721 22.07 to 12.67 1,113 1.45% to 1.85%   0.41%      22.79% to   22.29%
   2005...............................  30,157 17.97 to 17.76   540 1.45% to 1.80%   0.31%       8.19% to    7.81%
   2004...............................  20,944 16.61 to 16.47   347 1.45% to 1.80%   0.28%      23.70% to   23.27%
   2003...............................   3,817 13.43 to 13.36    52 1.45% to 1.80%   0.00%      39.60% to   39.10%
 DWS Technology VIP -- Class B
   Shares
   2006...............................  13,491 15.10 to 10.25   203 1.45% to 1.85%   0.00%     (1.02)% to  (1.42)%
   2005...............................  11,652 15.26 to 15.08   178 1.45% to 1.80%   0.10%       1.77% to    1.41%
   2004...............................   7,514 14.99 to 14.87   112 1.45% to 1.80%   0.00%       0.01% to  (0.35)%
   2003...............................   3,691 14.99 to 14.92    55 1.45% to 1.80%   0.00%      44.07% to   43.56%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2006............................... 815,961 10.91 to 10.43 8,853 1.45% to 2.10%   5.81%       3.98% to    3.29%
   2005............................... 727,191 10.50 to 10.33 7,593 1.45% to 1.80%   4.06%       2.36% to    2.00%
   2004............................... 548,039 10.25 to 10.12 5,599 1.45% to 1.80%   2.76%       1.34% to    0.98%
   2003............................... 116,521 10.12 to 10.07 1,178 1.45% to 1.80%   1.64%       1.47% to    1.11%
 VT Worldwide Health Sciences Fund
   2006............................... 149,625 14.50 to 10.44 2,124 1.45% to 2.10%   0.00%     (1.45)% to  (2.10)%
   2005...............................  77,332 14.72 to 11.78 1,118 1.45% to 1.80%   0.00%       5.48% to    5.11%
   2004...............................  58,737 13.95 to 11.20   803 1.45% to 1.80%   0.00%       4.70% to    4.33%
   2003...............................  20,729 13.33 to 13.27   276 1.45% to 1.80%   0.00%      28.09% to   27.64%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2006...............................   3,497 11.30 to 10.72    39 1.45% to 2.10%   0.00%       4.17% to    3.49%
   2005...............................   1,486 10.85 to 10.80    17 1.45% to 1.70%   0.00%       2.07% to    1.81%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- --------------------
Federated Insurance Series
 Federated American Leaders Fund II --
   Primary Shares
   2006................................  41,427 13.42 to 13.42   556 1.40% to 1.40%   2.44%      15.18% to   15.18%
   2005................................  56,133 11.65 to 11.65   654 1.40% to 1.40%   1.54%       3.56% to    3.56%
   2004................................  63,965 11.25 to 11.25   719 1.40% to 1.40%   1.41%       8.24% to    8.24%
   2003................................  64,306 10.39 to 10.39   668 1.40% to 1.40%   1.56%      25.91% to   25.91%
   2002................................  71,618  8.25 to  8.25   591 1.40% to 1.40%   1.22%    (21.33)% to (21.33)%
 Federated Capital Income Fund II
   2006................................  37,074  9.67 to  9.67   359 1.40% to 1.40%   6.00%      14.03% to   14.03%
   2005................................  44,491  8.48 to  8.48   377 1.40% to 1.40%   5.50%       4.80% to    4.80%
   2004................................  58,257  8.09 to  8.09   471 1.40% to 1.40%   4.40%       8.38% to    8.38%
   2003................................  59,546  7.47 to  7.47   445 1.40% to 1.40%   6.45%      18.99% to   18.99%
   2002................................  59,594  6.28 to  6.28   374 1.40% to 1.40%   5.49%    (25.01)% to (25.01)%
 Federated High Income Bond Fund II
   -- Primary Shares
   2006................................  39,819 12.70 to 12.70   506 1.40% to 1.40%   7.91%       9.26% to    9.26%
   2005................................  37,407 11.62 to 11.62   435 1.40% to 1.40%   8.36%       1.23% to    1.23%
   2004................................  34,885 11.48 to 11.48   401 1.40% to 1.40%   7.21%       8.91% to    8.91%
   2003................................  42,992 10.54 to 10.54   453 1.40% to 1.40%   7.69%      20.51% to   20.51%
   2002................................  39,512  8.75 to  8.75   346 1.40% to 1.40%   9.72%     (0.03)% to  (0.03)%
 Federated High Income Bond Fund II
   -- Service Shares
   2006................................ 517,591 13.71 to 10.86 7,095 1.45% to 2.10%   7.69%       8.97% to    8.25%
   2005................................ 369,658 12.81 to 10.05 4,658 1.45% to 1.85%   6.59%       0.79% to    0.44%
   2004................................ 178,884 12.73 to 11.06 2,243 1.45% to 1.80%   6.04%       8.56% to    8.18%
   2003................................ 115,982 11.75 to 11.44 1,344 1.45% to 1.80%   6.55%      20.03% to   19.60%
   2002................................  62,438  9.80 to  9.55   601 1.45% to 1.80%   6.18%     (0.24)% to  (2.16)%
 Federated Kaufmann Fund II --
   Service Shares
   2006................................ 196,003 18.54 to 12.00 3,466 1.45% to 2.10%   0.58%      12.94% to   12.20%
   2005................................ 169,389 16.41 to 12.63 2,662 1.45% to 1.80%   0.00%       9.27% to    8.89%
   2004................................ 117,009 15.02 to 11.59 1,715 1.45% to 1.80%   0.00%      12.82% to   12.42%
   2003................................  30,395 13.31 to 13.28   404 1.45% to 1.80%   0.00%      33.13% to   32.81%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2006................................  23,134 12.06 to 12.06   279 1.40% to 1.40%   2.81%       5.82% to    5.82%
   2005................................  26,984 11.40 to 11.40   307 1.40% to 1.40%   2.79%       2.59% to    2.59%
   2004................................  28,918 11.11 to 11.11   321 1.40% to 1.40%   2.59%       3.99% to    3.99%
   2003................................  29,599 10.68 to 10.68   316 1.40% to 1.40%   3.81%      16.33% to   16.33%
   2002................................  36,459  9.18 to  9.18   335 1.40% to 1.40%   3.89%    (10.00)% to (10.00)%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2006................................ 105,495 11.19 to 10.68 1,146 1.45% to 2.10%   2.33%       5.59% to    4.89%
   2005................................  67,242 10.60 to 10.19   698 1.45% to 2.10%   0.33%       2.28% to    1.87%
   2004................................   1,649 10.36 to 10.35    17 1.45% to 1.60%   0.00%       3.63% to    3.52%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets       Expenses as a  Investment
                                                  --------------------- % of Average     Income          Total
                                          Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------ -------------- ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2006................................   108,030 10.43 to 10.36  1,122 1.45% to 2.45%   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2006................................   185,766 17.27 to 17.27  3,208 1.40% to 1.40%   1.28%      10.16% to   10.16%
   2005................................   216,686 15.68 to 15.68  3,397 1.40% to 1.40%   0.30%      15.31% to   15.31%
   2004................................   211,508 13.60 to 13.60  2,876 1.40% to 1.40%   0.34%      13.86% to   13.86%
   2003................................   230,813 11.94 to 11.94  2,756 1.40% to 1.40%   0.49%      26.67% to   26.67%
   2002................................   266,682  9.43 to  9.43  2,515 1.40% to 1.40%   0.86%    (10.62)% to (10.62)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2006................................ 1,669,583 15.22 to 11.89 25,289 1.45% to 2.10%   1.07%       9.82% to    9.10%
   2005................................ 1,223,385 14.41 to 13.72 17,192 1.45% to 1.80%   0.10%      14.96% to   14.55%
   2004................................   518,404 12.55 to 11.96  6,394 1.45% to 1.80%   0.15%      13.49% to   13.09%
   2003................................   229,971 11.08 to 10.57  2,509 1.45% to 1.80%   0.22%      26.34% to   25.89%
   2002................................    95,474  8.78 to  8.38    827 1.45% to 1.80%   0.09%    (10.92)% to (12.32)%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2006................................    13,774 15.77 to 12.36    216 1.45% to 2.10%   0.26%      12.17% to   11.43%
   2005................................    11,160 14.06 to 12.65    157 1.45% to 1.70%   0.00%      18.93% to   18.63%
   2004................................       624 11.82 to 10.67      8 1.45% to 1.70%   0.00%       0.00% to  (0.44)%
 VIP Equity-Income Portfolio --
   Initial Class
   2006................................   124,294 15.19 to 15.19  1,888 1.40% to 1.40%   4.53%      18.52% to   18.52%
   2005................................   172,214 12.82 to 12.82  2,208 1.40% to 1.40%   2.06%       4.39% to    4.39%
   2004................................   187,385 12.28 to 12.28  2,301 1.40% to 1.40%   1.56%       9.97% to    9.97%
   2003................................   197,885 11.17 to 11.17  2,210 1.40% to 1.40%   1.82%      28.51% to   28.51%
   2002................................   205,624  8.69 to  8.69  1,787 1.40% to 1.40%   1.72%    (18.11)% to (18.11)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2006................................   669,782 13.03 to 12.16  8,918 1.45% to 2.10%   4.24%      18.20% to   17.42%
   2005................................   651,537 12.49 to 10.36  7,340 1.45% to 1.85%   1.75%       4.04% to    3.65%
   2004................................   569,801 12.04 to 10.52  6,164 1.45% to 1.80%   1.15%       9.62% to    9.23%
   2003................................   338,487 10.05 to  9.62  3,328 1.45% to 1.80%   0.98%      28.14% to   27.69%
   2002................................   138,178  7.85 to  7.52  1,060 1.45% to 1.80%   0.45%    (18.35)% to (21.60)%
 VIP Growth & Income Portfolio --
   Initial Class
   2006................................    74,507 12.40 to 12.40    924 1.40% to 1.40%   0.96%      11.60% to   11.60%
   2005................................    96,118 11.11 to 11.11  1,068 1.40% to 1.40%   1.52%       6.13% to    6.13%
   2004................................   108,648 10.47 to 10.47  1,138 1.40% to 1.40%   0.90%       4.31% to    4.31%
   2003................................   116,496 10.04 to 10.04  1,169 1.40% to 1.40%   1.18%      22.05% to   22.05%
   2002................................   118,325  8.22 to  8.22    973 1.40% to 1.40%   1.42%    (17.78)% to (17.78)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                        Units    Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ------ -------------- ---------- --------------------
 VIP Growth & Income Portfolio --
   Service Class 2
   2006............................... 296,700 11.58 to 11.93  3,505 1.45% to 2.10%   0.70%      11.22% to   10.49%
   2005............................... 305,237 11.57 to 10.31  3,242 1.45% to 1.80%   1.22%       5.85% to    5.47%
   2004............................... 260,302 10.96 to  9.76  2,615 1.45% to 1.80%   0.56%       3.99% to    3.62%
   2003............................... 127,353  9.89 to  9.41  1,224 1.45% to 1.80%   0.85%      21.66% to   21.22%
   2002...............................  60,081  8.15 to  7.75    478 1.45% to 1.80%   0.29%    (18.05)% to (18.68)%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2006...............................  46,104  9.06 to  9.06    418 1.40% to 1.40%   0.74%       3.98% to    3.98%
   2005...............................  60,379  8.71 to  8.71    526 1.40% to 1.40%   0.93%       7.37% to    7.37%
   2004...............................  69,551  8.11 to  8.11    564 1.40% to 1.40%   0.56%       5.69% to    5.69%
   2003...............................  91,860  7.68 to  7.68    705 1.40% to 1.40%   0.78%      28.06% to   28.06%
   2002...............................  94,861  5.99 to  5.99    568 1.40% to 1.40%   1.07%    (22.94)% to (22.94)%
 VIP Growth Portfolio -- Initial Class
   2006............................... 101,370 10.90 to 10.90  1,105 1.40% to 1.40%   0.41%       5.36% to    5.36%
   2005............................... 128,725 10.35 to 10.35  1,332 1.40% to 1.40%   0.51%       4.32% to    4.32%
   2004............................... 150,434  9.92 to  9.92  1,492 1.40% to 1.40%   0.27%       1.93% to    1.93%
   2003............................... 167,788  9.73 to  9.73  1,633 1.40% to 1.40%   0.28%      30.99% to   30.99%
   2002............................... 184,088  7.43 to  7.43  1,368 1.40% to 1.40%   0.26%    (31.08)% to (31.08)%
 VIP Growth Portfolio --
   Service Class 2
   2006............................... 221,605  8.85 to 10.82  2,071 1.45% to 2.10%   0.16%       5.03% to    4.34%
   2005............................... 229,870 11.12 to  8.35  2,037 1.45% to 1.85%   0.25%       3.98% to    3.61%
   2004............................... 223,397 10.72 to  8.05  1,914 1.45% to 1.80%   0.11%       1.63% to    1.27%
   2003............................... 134,614  8.88 to  7.93  1,133 1.45% to 1.80%   0.09%      30.62% to   30.16%
   2002...............................  66,439  6.81 to  6.09    421 1.45% to 1.80%   0.04%    (31.31)% to (32.04)%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006............................... 828,300 22.09 to 12.19 15,885 1.40% to 2.10%   1.17%      10.84% to   10.05%
   2005............................... 727,992 19.93 to 11.09 12,602 1.40% to 1.85%   0.00%      16.37% to   10.86%
   2004............................... 389,465 17.13 to 13.15  5,774 1.40% to 1.80%   0.00%      22.91% to   22.41%
   2003............................... 243,437 13.94 to 11.89  2,946 1.40% to 1.80%   0.21%      39.35% to   35.77%
   2002............................... 151,647  9.05 to  8.76  1,346 1.45% to 1.80%   0.12%    (11.33)% to (12.40)%
 VIP Overseas Portfolio --
   Initial Class
   2006...............................  57,246 14.19 to 14.19    812 1.40% to 1.40%   1.60%      16.43% to   16.43%
   2005...............................  65,193 12.19 to 12.19    794 1.40% to 1.40%   1.18%      17.39% to   17.39%
   2004...............................  73,980 10.38 to 10.38    768 1.40% to 1.40%   1.20%      12.04% to   12.04%
   2003...............................  80,335  9.26 to  9.26    744 1.40% to 1.40%   0.82%      41.37% to   41.37%
   2002...............................  79,406  6.55 to  6.55    520 1.40% to 1.40%   0.78%    (21.40)% to (21.40)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2006...............................  22,966 13.01 to 11.65    298 1.45% to 2.10%   1.92%      14.33% to   13.58%
   2005...............................  23,798 11.38 to 11.33    271 1.45% to 1.70%   0.09%       0.95% to    0.69%
   2004...............................  11,647 11.27 to 11.25    131 1.45% to 1.70%   0.00%      12.74% to   12.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- -------------------
Franklin Templeton Variable Insurance
  Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2006.............................. 2,999,655 12.13 to 11.29 34,118 1.45% to 2.10%   2.54%     16.53% to   15.76%
   2005..............................   380,704 10.41 to  9.75  3,812 1.45% to 2.10%   0.04%      4.07% to  (2.48)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2 Shares
   2006..............................    82,175 14.27 to 10.90  1,037 1.45% to 1.85%   0.70%      9.29% to    8.85%
   2005..............................    27,455 13.05 to 12.99    358 1.45% to 1.60%   0.57%    (0.40)% to  (0.55)%
   2004..............................    19,546 13.11 to 13.06    255 1.45% to 1.60%   0.43%      6.37% to    6.21%
   2003..............................     7,110 12.32 to 12.30     87 1.45% to 1.60%   0.30%     25.11% to   24.92%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006..............................   223,286 17.04 to 12.40  3,155 1.45% to 1.85%   1.19%     16.67% to   16.20%
   2005..............................    33,351 14.61 to 14.44    485 1.45% to 1.80%   0.94%      8.96% to    8.57%
   2004..............................    27,794 13.41 to 13.30    371 1.45% to 1.80%   0.78%     11.00% to   10.61%
   2003..............................    11,623 12.08 to 12.02    141 1.45% to 1.80%   0.50%     23.33% to   22.90%
 Templeton Foreign Securities Fund
   -- Class 1 Shares
   2006..............................     9,537 13.37 to 13.37    127 1.40% to 1.40%   1.46%     20.00% to   20.00%
   2005..............................     3,684 11.14 to 11.14     41 1.40% to 1.40%   1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund
   -- Class 2 Shares
   2006..............................   190,711 18.93 to 12.96  3,124 1.45% to 1.85%   1.19%     19.69% to   19.20%
   2005..............................    90,508 15.82 to 15.63  1,424 1.45% to 1.80%   1.14%      8.58% to    8.19%
   2004..............................    78,991 14.57 to 14.45  1,147 1.45% to 1.80%   1.06%     16.81% to   16.40%
   2003..............................    44,437 12.47 to 12.41    553 1.45% to 1.80%   0.05%     30.30% to   29.84%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2006..............................    30,427 18.24 to 12.29    553 1.45% to 1.85%   6.66%     19.36% to   18.88%
   2005..............................    24,283 15.28 to 15.10    370 1.45% to 1.80%   2.78%      2.06% to    1.70%
   2004..............................     8,402 14.97 to 14.85    125 1.45% to 1.80%   2.89%     14.04% to   13.64%
   2003..............................     2,370 13.13 to 13.07     32 1.45% to 1.80%   1.27%     30.04% to   29.58%
 Templeton Global Income Securities
   Fund -- Class 1 Shares
   2006..............................    16,256 10.82 to 10.82    176 1.40% to 1.40%   3.20%     11.56% to   11.56%
   2005..............................    22,046   9.70 to 9.70    214 1.40% to 1.40%   2.36%    (4.27)% to  (4.27)%
   2004..............................       395 10.13 to 10.13      4 1.40% to 1.40%   0.00%      1.28% to    1.28%
 Templeton Growth Securities Fund
   -- Class 2 Shares
   2006..............................    40,008 11.05 to 10.98    442 1.45% to 2.45%   0.33%     10.55% to    9.80%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                            Net Assets       Expenses as a  Investment
                                       --------------------- % of Average     Income          Total
                               Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                             --------- -------------- ------ -------------- ---------- --------------------
GE Investments Funds, Inc.
 Income Fund
   2006.....................   571,907 13.54 to 10.19  6,423 1.40% to 2.10%   6.48%       2.92% to    2.18%
   2005.....................   347,018 13.15 to 10.21  3,986 1.40% to 1.80%   4.97%       0.61% to    0.21%
   2004.....................   361,702 13.07 to 10.18  4,152 1.40% to 1.80%   5.88%       1.97% to    1.56%
   2003.....................   230,598 12.82 to 10.81  2,692 1.40% to 1.80%   6.61%       2.15% to    1.73%
   2002.....................   145,082 12.55 to 10.62  1,811 1.40% to 1.80%   3.28%       8.35% to  (6.47)%
 International Equity Fund
   2006.....................    14,355 13.72 to 13.72    197 1.40% to 1.40%   1.10%      22.95% to   22.95%
   2005.....................    15,925 11.16 to 11.16    178 1.40% to 1.40%   1.03%      16.55% to   16.55%
   2004.....................    22,411  9.57 to  9.57    215 1.40% to 1.40%   1.06%      14.23% to   14.23%
   2003.....................    26,855  8.38 to  8.38    225 1.40% to 1.40%   0.86%      35.98% to   35.98%
   2002.....................    33,523  6.16 to  6.16    207 1.40% to 1.40%   1.00%    (24.90)% to (24.90)%
 Mid-Cap Equity Fund
   2006.....................   376,443 17.79 to 11.12  5,515 1.40% to 2.10%   1.52%       6.89% to    6.13%
   2005.....................   406,786 16.64 to 10.49  5,654 1.40% to 1.85%   2.60%      10.18% to    4.91%
   2004.....................   386,807 15.11 to 11.91  4,924 1.40% to 1.80%   1.12%      14.40% to   13.94%
   2003.....................   348,239 13.21 to 10.45  3,932 1.40% to 1.80%   1.57%      31.08% to   30.55%
   2002.....................   266,312 10.07 to  8.01  2,316 1.40% to 1.80%   1.07%    (14.97)% to (19.94)%
 Money Market Fund
   2006..................... 6,001,548 11.69 to 10.30  9,298 1.40% to 2.10%   4.54%       3.17% to    2.43%
   2005..................... 4,481,391 11.33 to  0.99  6,895 1.40% to 1.85%   2.76%       1.37% to    0.69%
   2004..................... 3,989,644 11.18 to  0.98  6,254 1.40% to 1.80%   1.00%     (0.46)% to  (0.86)%
   2003..................... 2,334,195 11.23 to  0.99  4,517 1.40% to 1.80%   0.79%     (0.63)% to  (1.03)%
   2002..................... 2,032,698 11.30 to  1.00  6,587 1.40% to 1.80%   1.43%       0.06% to  (0.33)%
 Premier Growth Equity Fund
   2006.....................   240,727  9.83 to 10.72  2,512 1.40% to 2.10%   0.41%       7.55% to    6.78%
   2005.....................   293,875 11.13 to  9.14  2,829 1.40% to 1.80%   0.37%     (0.12)% to  (0.53)%
   2004.....................   308,207 11.17 to  9.15  2,920 1.40% to 1.80%   0.65%       5.53% to    5.11%
   2003.....................   298,708  9.64 to  8.67  2,661 1.40% to 1.80%   0.19%      27.11% to   26.60%
   2002.....................   280,533  7.60 to  6.82  1,940 1.40% to 1.80%   0.05%    (22.12)% to (24.13)%
 Real Estate Securities Fund
   2006.....................   197,475 31.69 to 13.26  4,802 1.40% to 2.10%   2.92%      31.17% to   30.24%
   2005.....................   191,031 24.16 to 14.85  3,569 1.40% to 1.80%   6.63%      10.22% to    9.78%
   2004.....................   137,678 21.92 to 13.51  2,430 1.40% to 1.80%   6.94%      30.51% to   29.99%
   2003.....................    74,748 16.79 to 12.46  1,082 1.40% to 1.80%   9.97%      35.46% to   24.62%
   2002.....................    21,508 12.40 to 12.40    267 1.40% to 1.40%   3.47%     (2.73)% to  (2.73)%
 S&P 500(R) Index Fund
   2006..................... 3,485,365 12.17 to 11.52 40,507 1.40% to 2.10%   1.68%      13.82% to   13.01%
   2005..................... 3,620,472 11.98 to  9.85 37,084 1.40% to 1.80%   1.73%       3.05% to    2.63%
   2004..................... 3,112,538 11.66 to  9.58 31,124 1.40% to 1.80%   2.03%       8.91% to    8.47%
   2003..................... 2,052,888  9.53 to  8.82 18,994 1.40% to 1.80%   1.60%      26.48% to   25.97%
   2002..................... 1,561,703  7.54 to  6.99 11,421 1.40% to 1.80%   1.64%    (23.45)% to (24.75)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- --------------------
 Small-Cap Equity Fund
   2006.............................   427,366 17.58 to 11.25  6,337 1.40% to 2.10%   0.78%      11.69% to   10.89%
   2005.............................   412,644 15.74 to 12.45  5,519 1.40% to 1.80%   1.09%       8.00% to    7.57%
   2004.............................   380,119 14.57 to 11.57  4,710 1.40% to 1.80%   5.83%      13.53% to   13.08%
   2003.............................   351,784 12.83 to 10.23  3,857 1.40% to 1.80%   0.08%      28.33% to   21.88%
   2002.............................   226,942  9.12 to  8.40  2,023 1.45% to 1.80%   0.45%      16.03% to (15.89)%
 Total Return Fund -- Class 1 shares
   2006............................. 2,336,793 14.89 to 11.44 30,823 1.40% to 2.10%   1.96%      12.16% to   11.37%
   2005............................. 1,810,784 13.28 to 10.27 21,850 1.40% to 2.10%   2.28%       2.80% to    1.81%
   2004.............................   728,066 12.99 to 11.21  8,902 1.40% to 1.80%   2.48%      10.33% to    6.24%
   2003.............................   130,149 12.18 to 11.41  1,538 1.40% to 1.80%   1.76%      18.63% to   14.09%
   2002.............................    77,826 10.26 to 10.26    798 1.40% to 1.40%   2.10%    (10.58)% to (10.58)%
 Total Return Fund -- Class 3 shares
   2006............................. 2,539,286 10.62 to 10.55 26,848 1.40% to 2.45%   4.45%       6.24% to    5.49%
 U.S. Equity Fund
   2006.............................   237,436 13.25 to 11.47  2,860 1.40% to 2.10%   1.37%      14.50% to   13.69%
   2005.............................   283,750 11.57 to  9.53  3,031 1.40% to 1.80%   1.08%       1.08% to    0.67%
   2004.............................   340,993 11.45 to  9.46  3,690 1.40% to 1.80%   1.35%       6.65% to    6.22%
   2003.............................   347,925 10.74 to  8.89  3,554 1.40% to 1.80%   0.93%      21.55% to   21.06%
   2002.............................   353,675  8.83 to  7.33  2,994 1.40% to 1.80%   0.88%    (20.39)% to (22.26)%
 Value Equity Fund
   2006.............................   179,951 11.71 to 11.74  2,167 1.45% to 2.10%   1.85%      16.15% to   15.38%
   2005.............................   179,238 11.83 to  9.99  1,863 1.45% to 1.80%   1.29%       2.56% to    2.19%
   2004.............................   162,869 11.56 to  9.76  1,657 1.45% to 1.80%   1.31%       7.98% to    7.60%
   2003.............................   135,429  9.62 to  9.06  1,275 1.45% to 1.80%   1.85%      22.26% to   21.82%
   2002.............................    81,570  7.88 to  7.42    622 1.45% to 1.80%   1.41%    (18.76)% to (21.31)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Growth and Income
   Fund
   2006.............................    25,952 12.96 to 12.96    336 1.40% to 1.40%   1.42%      20.92% to   20.92%
   2005.............................    48,438 10.72 to 10.72    519 1.40% to 1.40%   1.67%       2.48% to    2.48%
   2004.............................    47,728 10.46 to 10.46    499 1.40% to 1.40%   1.57%      17.13% to   17.13%
   2003.............................    50,734  8.93 to  8.93    453 1.40% to 1.40%   1.45%      22.62% to   22.62%
   2002.............................    43,415  7.28 to  7.28    316 1.40% to 1.40%   1.41%    (12.58)% to (12.58)%
 Goldman Sachs Mid Cap Value
   Fund
   2006.............................   121,653 25.25 to 11.66  2,488 1.40% to 2.10%   2.89%      14.54% to   13.73%
   2005.............................   118,616 22.04 to 10.27  2,311 1.40% to 1.85%   3.15%      13.89% to    2.67%
   2004.............................    95,801 19.81 to 19.81  1,898 1.40% to 1.40%   4.39%      24.12% to   24.12%
   2003.............................   106,801 15.96 to 15.96  1,705 1.40% to 1.40%   0.91%      26.60% to   26.60%
   2002.............................   111,631 12.61 to 12.61  1,408 1.40% to 1.40%   0.94%     (6.03)% to  (6.03)%
J.P. Morgan Series Trust II
 Bond Portfolio
   2006.............................   178,097 11.13 to 10.23  1,970 1.45% to 1.85%   4.13%       2.63% to    2.22%
   2005.............................   174,160 10.85 to 10.72  1,880 1.45% to 1.80%   4.36%       1.32% to    0.97%
   2004.............................   119,093 10.71 to 10.62  1,271 1.45% to 1.80%   3.39%       2.78% to    2.41%
   2003.............................    31,821 10.42 to 10.37    331 1.45% to 1.80%   0.63%       2.21% to    1.85%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 International Equity Portfolio
   2006..................................  18,670 19.73 to 13.29   365 1.45% to 1.85%   0.75%      20.27% to   19.79%
   2005..................................  10,475 16.40 to 16.21   171 1.45% to 1.80%   0.72%       9.09% to    8.71%
   2004..................................   6,873 14.98 to 14.91   102 1.60% to 1.80%   0.48%      16.48% to   16.24%
   2003..................................   1,923 12.86 to 12.83    24 1.60% to 1.80%   0.00%      30.33% to   30.06%
 Mid Cap Value Portfolio
   2006.................................. 189,170 19.20 to 11.55 3,600 1.45% to 1.85%   1.75%      15.15% to   14.68%
   2005.................................. 186,166 16.67 to 16.48 3,090 1.45% to 1.80%   0.96%       7.63% to    7.25%
   2004.................................. 141,948 15.49 to 15.36 2,191 1.45% to 1.80%   0.56%      19.30% to   18.88%
   2003..................................  64,936 12.98 to 12.92   842 1.45% to 1.80%   0.31%      27.75% to   27.30%
   2002..................................     152 10.16 to 10.16     2 1.45% to 1.45%   0.00%     (1.63)% to  (1.63)%
 Small Company Portfolio
   2006..................................  25,985 18.65 to 11.24   482 1.45% to 1.85%   0.78%      13.34% to   12.88%
   2005..................................  27,264 16.45 to 16.26   446 1.45% to 1.80%   0.00%       1.92% to    1.56%
   2004..................................  22,184 16.14 to 16.01   358 1.45% to 1.80%   0.00%      25.33% to   24.88%
   2003..................................   7,495 12.88 to 12.82    96 1.45% to 1.80%   0.00%      34.01% to   33.53%
 U.S. Large Cap Core Equity Portfolio
   2006..................................  12,949 15.35 to 11.50   197 1.45% to 1.85%   1.01%      14.89% to   14.42%
   2005..................................  13,739 13.36 to 13.21   182 1.45% to 1.80%   1.17%     (0.12)% to  (0.47)%
   2004..................................  12,717 13.38 to 13.27   169 1.45% to 1.80%   0.83%       7.90% to    0.00%
   2003..................................   4,374 12.40 to 12.37    54 1.45% to 1.60%   0.00%      26.28% to   26.09%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2006.................................. 193,839 16.34 to 16.34 3,168 1.40% to 1.40%   1.99%       9.17% to    9.17%
   2005.................................. 280,281 14.97 to 14.97 4,195 1.40% to 1.40%   2.20%       6.45% to    6.45%
   2004.................................. 349,565 14.06 to 14.06 4,916 1.40% to 1.40%   2.20%       7.01% to    7.01%
   2003.................................. 390,966 13.14 to 13.14 5,138 1.40% to 1.40%   2.19%      12.46% to   12.46%
   2002.................................. 436,123 11.69 to 11.69 5,098 1.40% to 1.40%   2.41%     (7.75)% to  (7.75)%
 Balanced Portfolio -- Service Shares
   2006.................................. 535,990 12.34 to 11.22 6,602 1.45% to 2.10%   1.97%       8.82% to    8.10%
   2005.................................. 514,022 11.66 to 10.38 5,855 1.45% to 2.10%   2.07%       6.10% to    3.81%
   2004.................................. 526,294 11.02 to 10.61 5,668 1.45% to 1.80%   2.34%       6.72% to    6.34%
   2003.................................. 472,214 10.17 to  9.96 4,769 1.45% to 1.80%   1.98%      12.07% to   11.68%
   2002.................................. 341,920  9.09 to  8.91 3,082 1.45% to 1.80%   2.58%     (8.03)% to  (9.26)%
 Flexible Bond Portfolio -- Institutional
   Shares
   2006..................................  22,072 13.81 to 13.81   305 1.40% to 1.40%   4.71%       2.76% to    2.76%
   2005..................................  27,043 13.44 to 13.44   363 1.40% to 1.40%   5.40%       0.58% to    0.58%
   2004..................................  29,300 13.36 to 13.36   391 1.40% to 1.40%   5.70%       2.51% to    2.51%
   2003..................................  32,282 13.03 to 13.03   421 1.40% to 1.40%   4.80%       4.91% to    4.91%
   2002..................................  34,323 12.42 to 12.42   426 1.40% to 1.40%   5.07%       8.93% to    8.93%
 Forty Portfolio -- Institutional Shares
   2006.................................. 187,346 16.26 to 16.26 3,047 1.40% to 1.40%   0.33%       7.82% to    7.82%
   2005.................................. 253,827 15.08 to 15.08 3,828 1.40% to 1.40%   0.21%      11.27% to   11.27%
   2004.................................. 283,037 13.55 to 13.55 3,836 1.40% to 1.40%   0.25%      16.57% to   16.57%
   2003.................................. 298,587 11.63 to 11.63 3,472 1.40% to 1.40%   0.48%      18.85% to   18.85%
   2002.................................. 326,788  9.78 to  9.78 3,196 1.40% to 1.40%   0.56%    (16.85)% to (16.85)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Net Assets      Expenses as a  Investment
                                           -------------------- % of Average     Income          Total
                                    Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                   ------- -------------- ----- -------------- ---------- --------------------
 Forty Portfolio -- Service Shares
   2006........................... 162,268 11.68 to 11.15 1,844 1.45% to 2.10%   0.20%       7.54% to    6.83%
   2005...........................  56,708 12.82 to 10.76   627 1.45% to 1.80%   0.01%      10.93% to   10.54%
   2004...........................  50,273 11.58 to  9.72   504 1.45% to 1.80%   0.03%      16.26% to   15.85%
   2003...........................  26,887  9.97 to  8.38   235 1.45% to 1.80%   0.28%      18.49% to   18.07%
   2002...........................  22,881  8.41 to  7.08   167 1.45% to 1.80%   0.35%    (15.86)% to (17.32)%
 Global Life Sciences Portfolio --
   Service Shares
   2006...........................  14,199 11.49 to 12.13   166 1.45% to 1.80%   0.00%       4.80% to    4.42%
   2005...........................  15,363 11.71 to 10.86   171 1.45% to 1.80%   0.00%      10.70% to   10.31%
   2004...........................  15,691 10.59 to  9.83   158 1.45% to 1.80%   0.00%      12.57% to   12.17%
   2003...........................  19,251  9.42 to  8.75   171 1.45% to 1.80%   0.00%      24.36% to   23.92%
   2002...........................  13,363  7.59 to  7.05    96 1.45% to 1.80%   0.00%    (24.11)% to (30.71)%
 Global Technology Portfolio --
   Service Shares
   2006...........................   7,179  7.72 to  9.81    67 1.45% to 1.80%   0.00%       6.27% to    5.89%
   2005...........................   8,241  9.33 to  7.20    72 1.45% to 1.80%   0.00%       9.94% to    9.55%
   2004...........................  10,494  8.50 to  6.56    83 1.45% to 1.80%   0.00%     (0.89)% to  (1.24)%
   2003...........................  10,145  8.59 to  6.63    78 1.45% to 1.80%   0.00%      44.35% to   43.84%
   2002...........................  14,030  5.96 to  4.60    76 1.45% to 1.80%   0.00%    (40.39)% to (41.91)%
 International Growth Portfolio --
   Institutional Shares
   2006...........................  80,323 22.70 to 22.70 1,823 1.40% to 1.40%   1.86%      44.97% to   44.97%
   2005........................... 113,239 15.66 to 15.66 1,773 1.40% to 1.40%   1.20%      30.45% to   30.45%
   2004........................... 124,062 12.00 to 12.00 1,489 1.40% to 1.40%   0.91%      17.28% to   17.28%
   2003........................... 130,958 10.23 to 10.23 1,340 1.40% to 1.40%   1.23%      33.03% to   33.03%
   2002........................... 138,128  7.69 to  7.69 1,062 1.40% to 1.40%   0.85%    (26.63)% to (26.63)%
 International Growth Portfolio --
   Service Shares
   2006...........................  61,529 18.24 to 17.84 1,214 1.45% to 2.10%   1.85%      44.51% to   43.56%
   2005...........................  71,241 16.64 to 12.50   975 1.45% to 1.80%   1.08%      30.03% to   29.57%
   2004...........................  78,224 12.83 to  9.64   825 1.45% to 1.80%   0.93%      16.97% to   16.55%
   2003...........................  58,962  9.71 to  8.25   541 1.45% to 1.80%   1.00%      32.58% to   32.11%
   2002...........................  17,157  7.33 to  6.24   116 1.45% to 1.80%   0.64%      26.79% to (26.98)%
 Large Cap Growth Portfolio --
   Institutional Shares
   2006........................... 157,207 10.85 to 10.85 1,706 1.40% to 1.40%   0.46%       9.82% to    9.82%
   2005........................... 202,244  9.88 to  9.88 1,999 1.40% to 1.40%   0.34%       2.83% to    2.83%
   2004........................... 221,060  9.61 to  9.61 2,125 1.40% to 1.40%   0.14%       3.05% to    3.05%
   2003........................... 239,349  9.33 to  9.33 2,232 1.40% to 1.40%   0.09%      29.89% to   29.89%
   2002........................... 267,105  7.18 to  7.18 1,918 1.40% to 1.40%   0.00%    (27.54)% to (27.54)%
 Large Cap Growth Portfolio --
   Service Shares
   2006...........................  36,152  8.75 to 10.41   325 1.45% to 1.80%   0.27%       9.53% to    9.14%
   2005...........................  40,342  9.61 to  7.92   335 1.45% to 1.80%   0.13%       2.51% to    2.15%
   2004...........................  44,074  9.39 to  7.74   361 1.45% to 1.80%   0.00%       2.69% to    2.33%
   2003...........................  46,103  9.16 to  7.55   370 1.45% to 1.80%   0.00%      29.59% to   29.13%
   2002...........................  32,679  7.08 to  5.84   201 1.45% to 1.80%   0.00%    (27.79)% to (29.93)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets      Expenses as a  Investment
                                              -------------------- % of Average     Income          Total
                                       Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                      ------- -------------- ----- -------------- ---------- --------------------
 Mid Cap Growth Portfolio --
   Institutional Shares
   2006.............................. 178,962 14.39 to 14.39 2,575 1.40% to 1.40%   0.00%      12.03% to   12.03%
   2005.............................. 254,013 12.84 to 12.84 3,262 1.40% to 1.40%   0.00%      10.74% to   10.74%
   2004.............................. 283,191 11.60 to 11.60 3,284 1.40% to 1.40%   0.00%      19.06% to   19.06%
   2003.............................. 312,231  9.74 to  9.74 3,041 1.40% to 1.40%   0.00%      33.22% to   33.22%
   2002.............................. 322,388  7.31 to  7.31 2,357 1.40% to 1.40%   0.00%    (28.94)% to (28.94)%
 Mid Cap Growth Portfolio --
   Service Shares
   2006..............................  30,009 10.84 to 14.82   355 1.45% to 1.80%   0.00%      11.67% to   11.27%
   2005..............................  31,390 13.42 to  9.62   335 1.45% to 1.80%   0.00%      10.41% to   10.02%
   2004..............................  41,831 12.17 to  8.73   394 1.45% to 1.80%   0.00%      18.73% to   18.31%
   2003..............................  33,173 10.27 to  7.37   266 1.45% to 1.80%   0.00%      32.81% to   32.34%
   2002..............................  27,943  7.74 to  5.56   171 1.45% to 1.80%   0.00%    (22.58)% to (29.31)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2006.............................. 153,878 11.54 to 11.54 1,776 1.40% to 1.40%   1.71%      16.56% to   16.56%
   2005.............................. 195,583  9.90 to  9.90 1,937 1.40% to 1.40%   1.37%       4.39% to    4.39%
   2004.............................. 214,028  9.49 to  9.49 2,030 1.40% to 1.40%   1.02%       3.31% to    3.31%
   2003.............................. 224,455  9.18 to  9.18 2,061 1.40% to 1.40%   1.09%      22.26% to   22.26%
   2002.............................. 258,634  7.51 to  7.51 1,942 1.40% to 1.40%   0.86%    (26.54)% to (26.54)%
 Worldwide Growth Portfolio --
   Service Shares
   2006..............................  62,163  9.49 to 10.97   634 1.45% to 1.80%   1.59%      16.23% to   15.82%
   2005..............................  81,215  9.54 to  8.09   722 1.45% to 1.80%   1.26%       4.04% to    3.67%
   2004..............................  79,183  9.19 to  7.79   675 1.45% to 1.80%   0.89%       3.01% to    2.65%
   2003..............................  89,207  8.93 to  7.58   741 1.45% to 1.80%   0.91%      21.89% to   21.46%
   2002..............................  72,198  7.34 to  6.23   493 1.45% to 1.80%   0.76%    (26.60)% to (26.94)%
JPMorgan Insurance Trust
 JPMorgan InsuranceTrust Balanced
   Portfolio 1
   2006..............................     733 10.71 to 10.66     8 1.45% to 2.20%   0.00%       7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio 1
   2006..............................  84,908 10.44 to 10.39   883 1.45% to 2.20%   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio 1
   2006..............................     229 10.00 to  9.95     2 1.45% to 2.20%   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Government
   Bond Portfolio 1
   2006..............................  82,767 10.44 to 10.39   861 1.45% to 2.20%   0.00%       4.44% to    3.92%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio 1
   2006..............................   6,621 10.28 to 10.23    68 1.45% to 2.20%   0.00%       2.79% to    2.27%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------ -------------- ----- -------------- ---------- --------------------
Legg Mason Partners Variable
  Portfolios I, Inc.
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II
   2006................................ 38,949 16.36 to 11.86   596 1.45% to 2.10%   1.39%      16.17% to   15.41%
   2005................................ 36,647 14.08 to 10.28   476 1.45% to 1.85%   0.77%       2.85% to    1.96%
   2004................................ 22,865 13.77 to 11.41   299 1.45% to 1.70%   0.31%       6.51% to    6.24%
   2003................................  2,967 12.93 to 12.92    38 1.45% to 1.60%   0.00%      29.33% to   29.20%
 Legg Mason Partners Variable Investors
   Portfolio -- Class I
   2006................................ 15,149 14.83 to 14.83   225 1.40% to 1.40%   1.59%      16.61% to   16.61%
   2005................................ 17,059 12.72 to 12.72   217 1.40% to 1.40%   1.20%       5.04% to    5.04%
   2004................................ 17,775 12.11 to 12.11   215 1.40% to 1.40%   1.43%       8.83% to    8.83%
   2003................................ 18,400 11.12 to 11.12   205 1.40% to 1.40%   1.45%      30.48% to   30.48%
   2002................................ 21,504  8.53 to  8.53   183 1.40% to 1.40%   1.06%    (24.13)% to (24.13)%
 Legg Mason Partners Variable Strategic
   Bond Portfolio -- Class I
   2006................................ 13,982 14.70 to 14.70   206 1.40% to 1.40%   4.86%       3.56% to    3.56%
   2005................................ 22,548 14.20 to 14.20   320 1.40% to 1.40%   6.17%       1.04% to    1.04%
   2004................................ 21,371 14.05 to 14.05   300 1.40% to 1.40%   4.63%       5.15% to    5.15%
   2003................................ 27,243 13.36 to 13.36   364 1.40% to 1.40%   7.70%      11.65% to   11.65%
   2002................................ 22,522 11.97 to 11.97   270 1.40% to 1.40%   5.70%       7.32% to    7.32%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class I
   2006................................  9,139 13.49 to 13.49   123 1.40% to 1.40%   1.84%      10.99% to   10.99%
   2005................................ 12,380 12.15 to 12.15   150 1.40% to 1.40%   2.19%       1.88% to    1.88%
   2004................................ 11,632 11.93 to 11.93   139 1.40% to 1.40%   2.20%       7.21% to    7.21%
   2003................................ 10,899 11.13 to 11.13   121 1.40% to 1.40%   1.64%      14.30% to   14.30%
   2002................................ 14,344  9.74 to  9.74   140 1.40% to 1.40%   1.93%     (8.17)% to  (8.17)%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006................................ 45,209 11.69 to 11.16   502 1.45% to 2.10%   3.43%      10.63% to    9.91%
   2005................................  6,313 10.17 to 10.15    64 1.85% to 2.10%   2.96%       1.65% to    1.54%
Legg Mason Partners Variable
  Portfolios II
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2006................................ 81,172 15.90 to 11.65 1,200 1.45% to 2.10%   0.00%       9.14% to    8.43%
   2005................................ 27,586 14.57 to 12.46   396 1.45% to 1.80%   0.00%       8.06% to    7.68%
   2004................................ 15,176 13.48 to 11.56   203 1.45% to 1.80%   0.00%       7.21% to    6.83%
   2003................................  2,529 12.56 to 12.54    32 1.60% to 1.80%   0.00%      25.61% to   25.44%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2006.................................. 267,531  8.72 to 10.75 2,506 1.45% to 2.10%   0.00%       5.75% to    5.06%
   2005.................................. 268,191 11.54 to  8.17 2,395 1.45% to 1.85%   0.14%       2.72% to    2.36%
   2004.................................. 237,223 11.26 to  7.97 2,076 1.45% to 1.80%   0.00%       7.40% to    7.02%
   2003.................................. 168,246  8.73 to  7.44 1,370 1.45% to 1.80%   0.00%      20.83% to   20.40%
   2002.................................. 110,527  7.24 to  6.17   741 1.45% to 1.80%   0.00%    (27.61)% to (28.91)%
 MFS(R) Investors Trust Series -- Service
   Class Shares
   2006.................................. 331,356 10.77 to 11.48 3,735 1.45% to 2.10%   0.27%      11.06% to   10.33%
   2005.................................. 375,666 12.27 to  9.61 3,829 1.45% to 1.80%   0.29%       5.48% to    5.10%
   2004.................................. 272,593 11.66 to  9.13 2,679 1.45% to 1.80%   0.37%       9.51% to    9.13%
   2003.................................. 136,000  9.23 to  8.35 1,224 1.45% to 1.80%   0.47%      20.07% to   19.64%
   2002..................................  65,203  7.70 to  6.97   486 1.45% to 1.80%   0.31%    (22.30)% to (23.17)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2006.................................. 111,171 15.39 to 11.59 1,184 1.40% to 2.10%   0.00%      11.36% to   10.56%
   2005.................................. 106,441 13.82 to  9.21 1,023 1.40% to 1.80%   0.00%       3.57% to    3.15%
   2004.................................. 107,420 13.34 to  8.91 1,000 1.40% to 1.80%   0.00%       4.72% to    4.30%
   2003..................................  79,120 12.74 to  8.53   718 1.40% to 1.80%   0.00%      31.50% to   27.40%
   2002..................................  19,776  6.83 to  6.50   131 1.45% to 1.80%   0.00%    (31.66)% to (32.93)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2006..................................  57,222 12.42 to 10.41   707 1.45% to 1.85%   5.32%       4.85% to    4.43%
   2005..................................  47,786 11.84 to 11.70   564 1.45% to 1.80%   5.25%       0.15% to  (0.20)%
   2004..................................  20,000 11.82 to 11.73   236 1.45% to 1.80%   4.11%       5.98% to    5.61%
   2003..................................   8,082 11.16 to 11.10    91 1.45% to 1.80%   0.00%       8.50% to    8.12%
 MFS(R) Total Return Series --
   Service Class Shares
   2006.................................. 663,906 13.95 to 10.95 7,790 1.45% to 2.10%   2.57%      10.01% to    9.29%
   2005.................................. 364,230 12.68 to 10.02 3,960 1.45% to 2.10%   1.60%       3.13% to    0.22%
   2004..................................  53,407 12.54 to 12.44   668 1.45% to 1.80%   0.99%       9.42% to    9.03%
   2003..................................  17,846 11.46 to 11.41   204 1.45% to 1.80%   0.36%      14.32% to   13.92%
   2002..................................     152 10.03 to 10.03     2 1.45% to 1.45%   0.00%     (0.27)% to  (0.27)%
 MFS(R) Utilities Series --
   Service Class Shares
   2006.................................. 228,573 15.24 to 13.56 4,011 1.45% to 2.10%   1.75%      29.07% to   28.22%
   2005.................................. 148,613 15.97 to 11.69 2,009 1.45% to 1.80%   0.46%      14.89% to   14.48%
   2004.................................. 108,178 13.93 to 10.20 1,254 1.45% to 1.80%   1.14%      27.96% to   27.51%
   2003..................................  71,445 10.65 to  7.99   603 1.45% to 1.80%   2.09%      33.61% to   33.13%
   2002..................................  54,698  7.99 to  5.99   339 1.45% to 1.80%   2.08%    (20.14)% to (24.17)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Net Assets      Expenses as a  Investment
                                           -------------------- % of Average     Income          Total
                                    Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                   ------- -------------- ----- -------------- ---------- --------------------
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2006...........................  22,942  9.95 to  9.95   228 1.40% to 1.40%   0.00%       5.70% to    5.70%
   2005...........................  28,923  9.41 to  9.41   272 1.40% to 1.40%   0.00%       9.80% to    9.80%
   2004...........................  34,223  8.57 to  8.57   293 1.40% to 1.40%   0.00%       5.12% to    5.12%
   2003...........................  41,548  8.15 to  8.15   339 1.40% to 1.40%   0.00%      23.95% to   23.95%
   2002...........................  52,036  6.58 to  6.58   342 1.40% to 1.40%   0.00%    (31.40)% to (31.40)%
 Old Mutual Large Cap Growth
   Portfolio
   2006...........................  42,161 12.38 to 12.38   522 1.40% to 1.40%   0.00%       4.07% to    4.07%
   2005...........................  48,229 11.89 to 11.89   574 1.40% to 1.40%   0.00%       3.10% to    3.10%
   2004...........................  60,955 11.53 to 11.53   703 1.40% to 1.40%   0.00%       7.42% to    7.42%
   2003...........................  66,435 10.74 to 10.74   713 1.40% to 1.40%   0.00%      29.36% to   29.36%
   2002...........................  73,913  8.30 to  8.30   613 1.40% to 1.40%   0.00%    (30.31)% to (30.31)%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2006...........................  60,908 15.37 to 15.37   936 1.40% to 1.40%   2.69%       9.60% to    9.60%
   2005...........................  63,804 14.02 to 14.02   895 1.40% to 1.40%   1.75%       2.44% to    2.44%
   2004...........................  65,972 13.69 to 13.69   903 1.40% to 1.40%   1.04%       8.56% to    8.56%
   2003...........................  68,551 12.61 to 12.61   864 1.40% to 1.40%   3.08%      23.21% to   23.21%
   2002...........................  88,780 10.23 to 10.23   908 1.40% to 1.40%   3.37%    (11.65)% to (11.65)%
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2006........................... 289,515 12.22 to 10.88 3,362 1.45% to 2.10%   1.92%       9.25% to    8.54%
   2005........................... 116,613 11.19 to 10.02 1,277 1.45% to 2.10%   1.12%       2.17% to    0.23%
   2004...........................  21,182 10.95 to 10.92   231 1.45% to 1.80%   0.00%       9.49% to    9.23%
 Oppenheimer Capital Appreciation
   Fund/VA
   2006...........................  76,363 13.43 to 13.43 1,025 1.40% to 1.40%   0.40%       6.44% to    6.44%
   2005...........................  95,109 12.61 to 12.61 1,200 1.40% to 1.40%   0.92%       3.63% to    3.63%
   2004........................... 103,013 12.17 to 12.17 1,254 1.40% to 1.40%   0.34%       5.44% to    5.44%
   2003........................... 126,014 11.54 to 11.54 1,455 1.40% to 1.40%   0.36%      29.11% to   29.11%
   2002........................... 116,440  8.94 to  8.94 1,041 1.40% to 1.40%   0.65%    (27.88)% to (27.88)%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006........................... 368,738 14.71 to 10.93 5,251 1.45% to 2.10%   0.19%       6.12% to    5.43%
   2005........................... 360,762 13.86 to 11.56 4,932 1.45% to 1.80%   0.68%       3.35% to    2.98%
   2004........................... 293,809 13.41 to 11.21 3,891 1.45% to 1.80%   0.15%       5.07% to    0.00%
   2003...........................  76,270 12.77 to 12.71   972 1.45% to 1.80%   0.03%      28.80% to   28.34%
 Oppenheimer Core Bond Fund/VA
   2006........................... 102,146 13.62 to 13.62 1,391 1.40% to 1.40%   5.64%       3.81% to    3.81%
   2005........................... 124,512 13.12 to 13.12 1,633 1.40% to 1.40%   5.23%       1.16% to    1.16%
   2004........................... 148,287 12.97 to 12.97 1,923 1.40% to 1.40%   4.71%       4.01% to    4.01%
   2003........................... 166,154 12.47 to 12.47 2,071 1.40% to 1.40%   6.06%       5.29% to    5.29%
   2002........................... 214,302 11.84 to 11.84 2,537 1.40% to 1.40%   6.86%       7.55% to    7.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2006..............................   563,742 15.43 to 12.69  8,844 1.45% to 2.10%    0.75%     15.67% to   14.91%
   2005..............................   408,142 14.28 to 13.22  5,554 1.45% to 1.80%    0.77%     12.41% to   12.01%
   2004..............................   278,346 12.74 to 11.78  3,373 1.45% to 1.80%    1.04%     17.16% to   16.74%
   2003..............................   184,153 10.53 to 10.08  1,916 1.45% to 1.80%    0.49%     40.79% to   40.29%
   2002..............................    92,035  7.49 to  7.17    682 1.45% to 1.80%    0.11%   (23.49)% to (25.22)%
 Oppenheimer High Income
   Fund/VA
   2006..............................    38,076 12.74 to 12.74    485 1.40% to 1.40%    7.53%      7.90% to    7.90%
   2005..............................    44,334 11.80 to 11.80    523 1.40% to 1.40%    6.61%      0.89% to    0.89%
   2004..............................    51,734 11.70 to 11.70    605 1.40% to 1.40%    6.62%      7.44% to    7.44%
   2003..............................    61,389 10.89 to 10.89    669 1.40% to 1.40%    7.32%     22.23% to   22.23%
   2002..............................    82,108  8.91 to  8.91    732 1.40% to 1.40%   10.40%    (3.76)% to  (3.76)%
 Oppenheimer Main Street Fund/VA
   -- Service Shares
   2006.............................. 1,041,036 11.61 to 11.56 12,274 1.45% to 2.10%    0.90%     13.10% to   12.35%
   2005..............................   782,619 11.86 to 10.17  8,335 1.45% to 1.80%    1.18%      4.21% to    3.84%
   2004..............................   745,279 11.41 to  9.78  7,647 1.45% to 1.80%    0.67%      7.56% to    7.18%
   2003..............................   611,944  9.74 to  9.11  5,837 1.45% to 1.80%    0.79%     24.61% to   24.16%
   2002..............................   417,282  7.83 to  7.33  3,192 1.45% to 1.80%    0.21%   (20.21)% to (21.83)%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006..............................   308,592 19.24 to 11.80  5,729 1.45% to 2.10%    0.17%     13.00% to   12.26%
   2005..............................   276,605 17.02 to 10.53  4,618 1.45% to 1.85%    0.00%      8.13% to    5.27%
   2004..............................   190,222 15.74 to 12.38  2,960 1.45% to 1.80%    0.00%     17.45% to   17.04%
   2003..............................    92,290 13.40 to 13.34  1,235 1.45% to 1.80%    0.00%     42.15% to   41.65%
   2002..............................       160  9.43 to  9.43      2 1.45% to 1.45%    0.00%    (5.71)% to  (5.71)%
 Oppenheimer MidCap Fund/VA
   2006..............................    49,038 12.38 to 12.38    607 1.40% to 1.40%    0.00%      1.52% to    1.52%
   2005..............................    67,114 12.20 to 12.20    819 1.40% to 1.40%    0.00%     10.76% to   10.76%
   2004..............................    87,791 11.01 to 11.01    967 1.40% to 1.40%    0.00%     18.10% to   18.10%
   2003..............................    95,143  9.32 to  9.32    887 1.40% to 1.40%    0.00%     23.84% to   23.84%
   2002..............................    95,648  7.53 to  7.53    720 1.40% to 1.40%    0.70%   (28.80)% to (28.80)%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2006..............................    20,325 15.78 to 10.59    316 1.45% to 2.10%    0.00%      1.22% to    0.55%
   2005..............................    17,793 15.59 to 13.25    274 1.45% to 1.80%    0.00%     10.37% to    9.98%
   2004..............................    13,851 14.13 to 12.03    191 1.45% to 1.80%    0.00%     17.70% to   17.28%
   2003..............................     7,604 12.00 to 11.97     91 1.45% to 1.80%    0.00%     20.02% to   19.73%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2006..............................    78,885 10.73 to 10.45    846 1.45% to 2.10%    5.45%      3.05% to    2.37%
   2005..............................    65,505 10.41 to 10.40    682 1.45% to 1.70%    7.90%      4.14% to    3.96%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- -------------------
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares
   2006.............................    11,972 12.07 to 11.47    140 1.45% to 1.80%   4.23%      0.71% to    0.35%
   2005.............................    13,291 11.99 to 11.43    154 1.45% to 1.80%   3.21%      3.63% to    3.26%
   2004.............................    12,249 11.57 to 11.07    138 1.45% to 1.80%   2.94%      4.03% to    3.66%
   2003.............................    16,462 11.12 to 10.68    178 1.45% to 1.80%   2.64%      0.78% to    0.42%
   2002.............................    15,875 11.04 to 10.63    170 1.45% to 1.80%   1.97%      6.62% to  (6.50)%
 High Yield Portfolio --
   Administrative Class Shares
   2006.............................   507,230 14.09 to 10.71  6,741 1.45% to 2.10%   6.87%      7.50% to    6.79%
   2005.............................   368,012 13.11 to 10.04  4,751 1.45% to 1.85%   6.60%      2.61% to    0.42%
   2004.............................   307,070 12.78 to 11.03  3,876 1.45% to 1.80%   6.78%      7.95% to    7.57%
   2003.............................   197,646 11.84 to 11.70  2,328 1.45% to 1.80%   7.38%     21.07% to   20.64%
   2002.............................    92,334  9.78 to  9.70    898 1.45% to 1.80%   7.28%    (2.62)% to  (3.01)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006.............................   689,640 13.81 to  9.85  8,952 1.45% to 2.10%   5.57%    (0.31)% to  (0.97)%
   2005.............................   646,666 13.86 to  9.96  8,606 1.45% to 1.85%   4.43%      3.23% to  (0.43)%
   2004.............................   536,992 13.42 to 10.55  6,959 1.45% to 1.80%   4.35%      6.01% to    5.63%
   2003.............................   429,916 12.66 to 11.91  5,272 1.45% to 1.80%   4.02%      2.39% to    2.03%
   2002.............................   372,014 12.37 to 11.68  4,469 1.45% to 1.80%   3.35%     16.78% to (16.97)%
 Low Duration Portfolio --
   Administrative Class Shares
   2006.............................   128,640 10.24 to 10.15  1,313 1.45% to 2.10%   4.23%      2.47% to    1.79%
   2005.............................    70,800  9.99 to  9.97    706 1.45% to 1.85%   2.26%    (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2006............................. 2,283,709 10.81 to 10.11 27,078 1.40% to 2.10%   5.05%      2.39% to    1.66%
   2005............................. 1,822,587 12.27 to  9.96 21,610 1.40% to 1.85%   4.34%      1.02% to  (0.40)%
   2004............................. 1,546,617 12.15 to 10.34 18,207 1.40% to 1.80%   2.65%      3.42% to    3.00%
   2003............................. 1,022,714 11.76 to 10.10 11,611 1.40% to 1.80%   3.31%      3.52% to    1.01%
   2002.............................   692,707 11.36 to 10.68  7,628 1.45% to 1.80%   3.39%      7.49% to  (6.94)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006.............................   203,375 18.77 to 12.42  2,659 1.45% to 2.10%   0.28%     11.97% to   11.23%
   2005.............................     4,679 16.76 to 14.72     78 1.45% to 1.80%   0.00%     19.51% to   19.08%
   2004.............................     1,137 13.99 to 12.35     16 1.60% to 1.70%   0.00%     13.42% to    0.00%
 Jennison Portfolio --
   Class II Shares
   2006.............................     6,298 14.66 to 10.74     90 1.45% to 2.10%   0.00%    (0.10)% to  (0.76)%
   2005.............................     4,257 14.61 to 12.75     60 1.60% to 1.80%   0.00%     12.21% to   11.98%
   2004.............................     6,109 13.02 to 12.98     79 1.60% to 1.80%   0.04%      7.47% to    7.25%
   2003.............................     5,290 12.12 to 12.10     64 1.60% to 1.80%   0.00%     21.16% to   21.00%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
 Natural Resources Portfolio -- Class II
   Shares
   2006.................................  58,919 17.83 to 15.26 1,048 1.45% to 2.10%   2.33%      19.96% to   19.17%
   2005.................................  20,961 14.86 to 14.83   311 1.45% to 1.80%   0.00%      48.61% to   48.25%
Rydex Variable Trust
 OTC Fund
   2006................................. 101,920  8.30 to 10.69   951 1.45% to 2.10%   0.00%       4.24% to    3.56%
   2005................................. 105,385 11.38 to  7.89   946 1.45% to 1.80%   0.00%     (0.35)% to  (0.70)%
   2004................................. 106,355 11.45 to  7.94   958 1.45% to 1.80%   0.00%       7.76% to    7.38%
   2003.................................  51,956  8.77 to  7.38   423 1.45% to 1.80%   0.00%      43.31% to   42.80%
   2002.................................  37,165  6.13 to  5.16   206 1.45% to 1.80%   0.00%    (38.70)% to (39.86)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2006................................. 361,698 14.08 to 11.68 4,981 1.45% to 2.10%   2.30%      14.37% to   13.61%
   2005................................. 272,991 12.78 to 10.29 3,362 1.45% to 1.85%   0.75%       2.93% to    2.24%
   2004................................. 136,052 12.49 to 11.89 1,631 1.45% to 1.80%   0.52%      15.73% to   15.31%
   2003.................................  48,072 10.37 to 10.31   498 1.45% to 1.80%   0.13%      28.87% to   28.42%
   2002.................................   2,539  8.03 to  8.03    20 1.80% to 1.80%   0.00%    (19.71)% to (19.71)%
 Strategic Growth Portfolio --
   Class II Shares
   2006.................................  30,869  9.66 to 10.46   304 1.45% to 2.10%   0.00%       1.14% to    0.48%
   2005.................................  20,639 11.54 to  9.43   199 1.45% to 1.80%   0.01%       6.08% to    5.71%
   2004.................................  17,247 10.90 to  8.92   159 1.45% to 1.80%   0.00%       5.23% to    4.86%
   2003.................................   9,651  8.56 to  8.51    83 1.45% to 1.80%   0.00%      19.01% to   18.59%

--------
(a)2006 reflects AIM V.I. Growth Fund -- Series I shares and AIM V.I. Aggressive Growth Fund -- Series I shares combined with AIM V.I. Capital Appreciation Fund -- Series I shares while prior to 2006, only AIM V.I. Capital Appreciation Fund -- Series I shares activity is presented.
(b)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Core Equity Fund -- Series I shares activity is presented.
(c)2006 reflects AIM V.I. Blue Chip Fund -- Series I shares combined with AIM V.I. Large Cap Growth -- Series I shares while 2005 reflects only AIM V.I. Blue Chip Fund -- Series I shares.
/1/ Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
/2/ The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
/3/ The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Financial Statements

                 Years Ended December 31, 2006, 2005 and 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                               Table of Contents

                               December 31, 2006

                                                                                                               Page
                                                                                                               ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm.................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004..................... F-2

   Consolidated Balance Sheets as of December 31, 2006 and 2005............................................... F-3

   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and
     2004..................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004................. F-5

   Notes to Consolidated Financial Statements................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiary (the Company) as of
December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiary as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
April 23, 2007

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                   Years ended December 31,
                                                   ----------------------
                                                    2006     2005    2004
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $247.1   $246.6  $219.7
   Premiums.......................................  182.7    186.6   193.1
   Net investment gains (losses)..................  (24.1)    (4.4)   (0.3)
   Other income...................................   10.8      6.8     5.2
                                                   ------   ------  ------
       Total revenues.............................  416.5    435.6   417.7
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  183.7    176.6   180.5
   Interest credited..............................  109.5    123.3   120.9
   Acquisition and operating expenses, net of
     deferrals....................................   41.9     43.2    38.3
   Amortization of deferred acquisition costs and
     intangibles..................................   36.6     29.4    24.7
                                                   ------   ------  ------
       Total benefits and expenses................  371.7    372.5   364.4
                                                   ------   ------  ------
Income before income taxes........................   44.8     63.1    53.3
Provision (benefit) for income taxes..............   12.7     19.7   (25.7)
                                                   ------   ------  ------
Net income........................................ $ 32.1   $ 43.4  $ 79.0
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                     December 31,
                                                   -----------------
                                                     2006     2005
                                                   -------- --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at
   fair value..................................... $3,380.7 $3,727.3
 Equity securities available-for-sale, at fair
   value..........................................     43.0     47.3
 Commercial mortgage loans........................    825.7    666.8
 Other invested assets............................     17.3    212.7
                                                   -------- --------
   Total investments..............................  4,266.7  4,654.1
                                                   -------- --------
Cash and cash equivalents.........................    102.9     35.7
Accrued investment income.........................     39.5     42.0
Deferred acquisition costs........................    301.4    299.5
Goodwill..........................................     54.1     54.1
Intangible assets.................................     17.1     15.8
Reinsurance recoverable...........................  1,290.3  1,260.3
Other assets......................................     17.6     11.9
Separate account assets...........................    480.3    316.4
                                                   -------- --------
   Total assets................................... $6,569.9 $6,689.8
                                                   ======== ========
Liabilities and stockholder's equity
Liabilities:
 Future annuity and contract benefits............. $5,015.1 $5,154.3
 Liability for policy and contract claims.........    216.3    190.3
 Unearned premiums................................     54.7     52.8
 Other policyholder liabilities...................     17.6     18.0
 Other liabilities................................     68.4    241.4
 Deferred income tax liability....................     33.1     41.9
 Separate account liabilities.....................    480.3    316.4
                                                   -------- --------
   Total liabilities..............................  5,885.5  6,015.1
                                                   -------- --------
Commitments and contingencies
Stockholder's equity:
 Common stock ($1,000 par value, 2,000 shares
   authorized, issued and outstanding)............      2.0      2.0
 Additional paid-in capital.......................    420.0    422.6
                                                   -------- --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).......      8.0     28.0
                                                   -------- --------
 Total accumulated other comprehensive income
   (loss).........................................      8.0     28.0
 Retained earnings................................    254.4    222.1
                                                   -------- --------
   Total stockholder's equity.....................    684.4    674.7
                                                   -------- --------
   Total liabilities and stockholder's equity..... $6,569.9 $6,689.8
                                                   ======== ========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                 Accumulated
                                     Additional     other                  Total
                              Common  paid-in   comprehensive Retained stockholder's
                              stock   capital   income (loss) earnings    equity
                              ------ ---------- ------------- -------- -------------
Balances as of
  January 1, 2004............  $2.0    $422.6      $ 70.1      $100.2     $594.9
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        79.0       79.0
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (16.2)         --      (16.2)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               62.8
Dividends to stockholder.....    --        --          --        (1.6)      (1.6)
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2004..........   2.0     422.6        53.9       177.6      656.1
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        43.4       43.4
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (25.9)         --      (25.9)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               17.5
Other transactions with
  stockholder................    --        --          --         1.1        1.1
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2005..........   2.0     422.6        28.0       222.1      674.7
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        32.1       32.1
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (20.0)         --      (20.0)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               12.1
Other transactions with
  stockholder................    --      (2.6)         --         0.2       (2.4)
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2006..........  $2.0    $420.0      $  8.0      $254.4     $684.4
                               ====    ======      ======      ======     ======


         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                       Years ended December 31,
                                                     ---------------------------
                                                       2006     2005      2004
                                                     -------  -------  ---------
Cash flows from operating activities:
 Net income......................................... $  32.1  $  43.4  $    79.0
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................    24.1      4.4        0.3
   Charges assessed to policyholders................     0.9      0.6        0.7
   Purchases of trading securities..................   (10.3)      --         --
   Amortization of fixed maturity discounts and
    premiums........................................     8.0      6.0        8.1
   Acquisition costs deferred.......................   (42.2)   (42.0)     (59.4)
   Amortization of deferred acquisition costs and
    intangibles.....................................    36.6     29.4       24.7
   Deferred income taxes............................     2.0     20.7      (17.5)
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......    (5.4)     9.9       52.1
    Insurance reserves..............................   232.3    245.7      288.0
    Other liabilities and other policy-related
     balances.......................................    24.1     22.9     (117.3)
                                                     -------  -------  ---------
     Net cash from operating activities.............   302.2    341.0      258.7
                                                     -------  -------  ---------
Cash flows from investing activities:
 Proceeds from sales of investments in securities
   and other invested assets........................   866.2    143.4      211.8
 Proceeds from maturities of investments in
   securities and other invested assets.............   387.6    400.1      441.6
 Principal collected on commercial mortgage loans...    69.8     79.3       92.1
 Purchases of investment securities and other
   invested assets..................................  (964.7)  (650.1)  (1,250.6)
 Commercial mortgage loan originations..............  (227.4)  (198.4)    (163.3)
 Short-term investing activities, net...............      --       --       34.9
 Policy loans, net..................................      --       --        0.2
                                                     -------  -------  ---------
     Net cash from investing activities.............   131.5   (225.7)    (633.3)
                                                     -------  -------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   439.0    395.2      640.4
 Redemption and benefit payments on investment
   contracts........................................  (820.0)  (458.0)    (312.0)
 Proceeds from short-term borrowings and other,
   net..............................................   128.1     90.0      262.3
 Payments on short-term borrowings..................  (113.6)  (126.3)    (226.0)
 Proceeds from transfers with affiliates............      --      1.1         --
                                                     -------  -------  ---------
     Net cash from financing activities.............  (366.5)   (98.0)     364.7
                                                     -------  -------  ---------
     Net change in cash and cash equivalents........    67.2     17.3       (9.9)
Cash and cash equivalents at beginning of year......    35.7     18.4       28.3
                                                     -------  -------  ---------
Cash and cash equivalents at end of year............ $ 102.9  $  35.7  $    18.4
                                                     =======  =======  =========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2006, 2005 and 2004

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. We have one subsidiary, GLICNY Real Estate Holding, LLC. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiary, GLICNY Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The financial statements for GLICNY will be restated effective with our December 31, 2007 consolidated financial statements as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth. See note 14 for pro forma financial information.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts were reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) that are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life insurance and long-term care insurance.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2006, 2005 and 2004, 60.7%, 66.6% and 70.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 38.2%, 57.3%, and 52.2%, respectively, of total product sales.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to investment gains (losses) in the period in which such determination is made.

  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $5.1 million and $207.8 million as of December 31, 2006 and 2005, respectively. We did not have any non-cash collateral as of December 31, 2006. Non-cash collateral as of December 31, 2005 was $3.9 million.

   Other investments include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities and policy loans are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (k) Deferred Acquisition Costs

   Acquisition costs represents costs which vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal. For the years ended December 31, 2006, 2005 and 2004, no charges were recorded as a result of our goodwill impairment testing.

  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   We account for income taxes in accordance with the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

  (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights, or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                               2006    2005    2004
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $206.5  $211.3  $192.0
Commercial mortgage loans.........................   46.1    40.7    31.3
                                                   ------  ------  ------
Gross investment income...........................  252.6   252.0   223.3
Investment expenses...............................   (5.5)   (5.4)   (3.6)
                                                   ------  ------  ------
Net investment income............................. $247.1  $246.6  $219.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                               2006    2005   2004
---------------------                              ------  -----  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  1.8  $ 1.9  $ 3.4
  Realized losses on sale.........................  (26.5)  (3.9)  (2.9)
Impairments.......................................   (0.3)  (2.4)  (0.8)
Net unrealized gains (losses) on trading
  securities......................................    0.4     --     --
Other.............................................    0.5     --     --
                                                   ------  -----  -----
Net investment gains (losses)..................... $(24.1) $(4.4) $(0.3)
                                                   ======  =====  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                     2006   2005    2004
---------------------                                                                    -----  ------  ------
Net unrealized gains (losses) on investment securities:
 Fixed maturities....................................................................... $ 2.9  $ 24.6  $115.9
 Equity securities......................................................................   1.7     6.0     6.1
                                                                                         -----  ------  ------
   Subtotal.............................................................................   4.6    30.6   122.0
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements...........................................................................   7.7    12.5   (39.1)
Deferred income taxes, net..............................................................  (4.3)  (15.1)  (29.0)
                                                                                         -----  ------  ------
 Net unrealized gains (losses) on investment securities................................. $ 8.0  $ 28.0  $ 53.9
                                                                                         =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                            2006    2005    2004
---------------------                                                                           ------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 28.0  $ 53.9  $ 70.1
                                                                                                ------  ------  ------
Unrealized gains (losses) on investment securities:
 Unrealized gains (losses) on investment securities............................................  (50.5)  (94.3)  (46.1)
 Adjustment to deferred acquisition costs......................................................   (4.9)   48.7    19.4
 Adjustment to present value of future profits.................................................   (0.3)    2.8     1.9
 Adjustment to sales inducements...............................................................    0.4     0.1      --
 Provision for deferred income taxes...........................................................   19.4    13.9     8.4
                                                                                                ------  ------  ------
Change in unrealized gains (losses) on investment securities...................................  (35.9)  (28.8)  (16.4)
Reclassification adjustments to net investment gains (losses), net of deferred taxes of $(8.6),
  $(1.5) and $(0.1)............................................................................   15.9     2.9     0.2
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $  8.0  $ 28.0  $ 53.9
                                                                                                ======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturities:
 U.S. government and agencies..........   $  211.4     $ 2.7      $ (2.5)  $  211.6
 Government -- non U.S.................       63.1       5.1          --       68.2
 U.S. corporate........................    1,648.5      32.0       (29.5)   1,651.0
 Corporate -- non U.S..................      454.3       7.6        (8.2)     453.7
 Mortgage and asset-backed.............    1,000.5       5.8       (10.1)     996.2
                                          --------     -----      ------   --------
   Total fixed maturities..............    3,377.8      53.2       (50.3)   3,380.7
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $3,419.1     $54.9      $(50.3)  $3,423.7
                                          ========     =====      ======   ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturities:
 U.S. government and agencies..........   $   61.4     $ 3.7      $ (0.4)  $   64.7
 Government -- non U.S.................       43.2       3.3        (0.1)      46.4
 U.S. corporate........................    1,900.9      50.6       (20.4)   1,931.1
 Corporate -- non U.S..................      491.7      10.6        (7.6)     494.7
 Mortgage and asset-backed.............    1,205.5       6.5       (21.6)   1,190.4
                                          --------     -----      ------   --------
   Total fixed maturities..............    3,702.7      74.7       (50.1)   3,727.3
Equity securities......................       41.3       6.1        (0.1)      47.3
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $3,744.0     $80.8      $(50.2)  $3,774.6
                                          ========     =====      ======   ========

   For fixed maturities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturities:
 U.S. government, agencies and government sponsored
   entities........................................  $170.9     $(2.2)        2     $   13.8    $ (0.3)       3
 Government -- non U.S.............................     4.7        --         9          2.3        --        4
 U.S. corporate....................................   263.6      (5.8)       65        521.0     (23.7)     134
 Corporate -- non U.S..............................   112.4      (1.4)       31        180.7      (6.9)      46
 Asset backed......................................     1.7        --         3          7.3      (0.2)       5
 Mortgage backed...................................    69.4      (0.5)       13        325.1      (9.3)      56
                                                     ------     -----       ---     --------    ------      ---
Subtotal, fixed maturities.........................   622.7      (9.9)      123      1,050.2     (40.4)     248
Equity securities..................................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost.........................  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
 20-50% Below cost.................................      --        --        --           --        --       --
 (greater than)50% Below cost......................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total fixed maturities.............................   622.7      (9.9)      123      1,050.2     (40.4)     248
                                                     ------     -----       ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................      --        --        --           --        --       --
 20-50% Below cost.................................      --        --        --           --        --       --
 (greater than)50% Below cost......................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total equity securities............................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===
Investment grade...................................  $591.6     $(8.3)      108     $1,006.7    $(36.5)     237
Below investment grade.............................    31.1      (1.6)       15         43.5      (3.9)      11
Not rated equities.................................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 371 securities accounting for unrealized losses of $50.3 million. Of the unrealized losses, 89.1% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2006.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                Less than 12 Months              12 Months or More
                                          ------------------------------- -------------------------------
                                          Estimated   Gross               Estimated   Gross
                                            Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                Value     Losses   Securities   Value     Losses   Securities
----------------------------              --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturities:
 U.S. government, agencies and government
   sponsored entities.................... $   24.7    $ (0.1)       3      $ 13.4     $ (0.3)       2
 Government -- non U.S...................      5.7      (0.1)       8          --         --       --
 U.S. Corporate..........................    645.6     (14.6)     159       157.0       (5.8)      50
 Corporate -- non U.S....................    201.5      (4.7)      50        65.3       (2.9)      15
 Asset backed............................     62.2      (1.0)      17        17.8       (0.2)       4
 Mortgage backed.........................    716.3     (15.9)     107       115.4       (4.5)      25
                                          --------    ------      ---      ------     ------       --
Subtotal, fixed maturities...............  1,656.0     (36.4)     344       368.9      (13.7)      96
Equity securities........................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==
% Below cost -- fixed maturities:
 (less than)20% Below cost............... $1,650.8    $(34.6)     343      $368.0     $(13.2)      94
 20-50% Below cost.......................      5.2      (1.8)       1         0.9       (0.5)       2
 (greater than)50% Below cost............       --        --       --          --         --       --
                                          --------    ------      ---      ------     ------       --
Total fixed maturities...................  1,656.0     (36.4)     344       368.9      (13.7)      96
                                          --------    ------      ---      ------     ------       --
% Below cost -- equity securities:
 (less than)20% Below cost...............       --        --       --         1.4       (0.1)       1
 20-50% Below cost.......................       --        --       --          --         --       --
 (greater than)50% Below cost............       --        --       --          --         --       --
                                          --------    ------      ---      ------     ------       --
Total equity securities..................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==
Investment grade......................... $1,596.1    $(33.3)     323      $361.0     $(12.9)      91
Below investment grade...................     59.9      (3.1)      21         7.9       (0.8)       5
Not rated equities.......................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  172.3    $  171.8
Due after one year through five years.............      657.7       658.4
Due after five years through ten years............      682.9       676.9
Due after ten years...............................      864.4       877.4
                                                     --------    --------
Subtotal..........................................    2,377.3     2,384.5
Mortgage and asset-backed securities..............    1,000.5       996.2
                                                     --------    --------
Total.............................................   $3,377.8    $3,380.7
                                                     ========    ========

   As of December 31, 2006, $211.8 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 33.0%, 23.1% and 12.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities that exceeded 10% of stockholder's equity.

   As of December 31, 2006 and 2005, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2006 and 2005, $0.5 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $261.7   31.7%  $200.6   30.0%
Industrial........................................   254.3   30.8    214.3   32.1
Office............................................   193.6   23.4    154.8   23.1
Apartments........................................    79.1    9.5     62.4    9.3
Mixed use/other...................................    37.7    4.6     36.6    5.5
                                                    ------  -----   ------  -----
  Total principal balance.........................   826.4  100.0%   668.7  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.8             0.8
  Allowance for losses............................    (1.5)           (2.7)
                                                    ------          ------
  Total...........................................  $825.7          $666.8
                                                    ======          ======

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Geographic Region
Pacific...........................................  $253.3   30.6%  $205.9   30.8%
South Atlantic....................................   212.5   25.7    178.0   26.6
Middle Atlantic...................................   128.6   15.6    117.3   17.5
East North Central................................    79.1    9.6     46.4    7.0
Mountain..........................................    47.0    5.7     48.1    7.2
New England.......................................    32.9    4.0     23.5    3.5
West North Central................................    26.6    3.2     19.8    3.0
West South Central................................    25.2    3.0     13.6    2.0
East South Central................................    21.2    2.6     16.1    2.4
                                                    ------  -----   ------  -----
  Total principal balance.........................   826.4  100.0%   668.7  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.8             0.8
  Allowance for losses............................    (1.5)           (2.7)
                                                    ------          ------
  Total...........................................  $825.7          $666.8
                                                    ======          ======

   For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington state, which represented 15.6% of our total U.S. originations for 2006. For the year ended December 31, 2005, we originated $45.2 million of mortgages secured by real estate in California, which represent 20.7%, of our total U.S. originations for 2005.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

previously through charge-offs or deferral of income recognition (none as of December 31, 2006 and 2005). There were no non-income producing mortgage loans as of December 31, 2006, 2005 and 2004.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  -----
Balance as of January 1........................... $ 2.7  $ 4.7  $ 4.2
Provision.........................................   0.1    0.8    1.4
Release...........................................  (1.3)  (2.8)    --
Amounts written off, net of recoveries............    --     --   (0.9)
                                                   -----  -----  -----
Balance as of December 31......................... $ 1.5  $ 2.7  $ 4.7
                                                   =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.8 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Securities lending................................  $ 5.1    29.5%  $211.7   99.5%
Trading securities................................   10.3    59.5       --     --
Limited partnerships..............................    0.9     5.2       --     --
Policy loans......................................    1.0     5.8      1.0    0.5
                                                    -----   -----   ------  -----
Total.............................................  $17.3   100.0%  $212.7  100.0%
                                                    =====   =====   ======  =====

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                                                                     2006    2005    2004
---------------------                                                                    ------  ------  ------
Unamortized balance as of January 1..................................................... $287.8  $272.7  $288.5
Costs deferred..........................................................................   42.2    42.0    59.4
Amortization, net.......................................................................  (35.4)  (26.9)  (23.3)
Amounts transferred in connection with reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC") -- see note 5.............................................     --      --   (51.9)
                                                                                         ------  ------  ------
Unamortized balance as of December 31...................................................  294.6   287.8   272.7
Cumulative effect of net unrealized investment (gains) losses...........................    6.8    11.7   (37.0)
                                                                                         ------  ------  ------
Balance as of December 31............................................................... $301.4  $299.5  $235.7
                                                                                         ======  ======  ======

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


(4)Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2006                        2005
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
PVFP..............................................     $71.3         $(65.4)       $71.6         $(64.2)
Deferred sales inducements to contractholders.....      13.4           (2.2)         9.3           (0.9)
                                                       -----         ------        -----         ------
Total.............................................     $84.7         $(67.6)       $80.9         $(65.1)
                                                       =====         ======        =====         ======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $1.2 million, $2.5 million and $1.4 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.3 million, $0.8 million and $0.1 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  ------
Unamortized balance as of January 1............... $ 6.7  $ 9.2  $ 86.9
Interest accreted at 4.1%, 4.3% and 4.4%,
  respectively....................................   0.2    0.3     0.4
Amortization......................................  (1.4)  (2.8)   (1.8)
Amounts transferred in connection with
  reinsurance transactions with UFLIC -- see
  note 5..........................................    --     --   (76.3)
                                                   -----  -----  ------
Unamortized balance as of December 31.............   5.5    6.7     9.2
Cumulative effect of net unrealized investment
  (gains) losses..................................   0.4    0.7    (2.1)
                                                   -----  -----  ------
Balance as of December 31......................... $ 5.9  $ 7.4  $  7.1
                                                   =====  =====  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2007 19.4%
                                   2008 16.5%
                                   2009 14.0%
                                   2010 11.9%
                                   2011  9.1%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $54.1 million as of December 31, 2006 and 2005. Our Protection segment accounted for $28.8 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2006, 2005, or 2004.

(5)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2006 and 2005, we had $184.9 million and $174.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.3 million for the year ended December 31, 2006 and $2.5 million for each of the years ended
December 31, 2005 and 2004.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume all liabilities and future premiums related to UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million and $43.7 million as of December 31, 2006 and 2005, respectively, were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust is no longer required for the UFLIC reinsurance credit.

   Net life insurance in-force as of December 31 is summarized as follows:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  -----
Direct life insurance in-force.................... $22.1  $18.7  $12.8
Amounts assumed from other companies..............  68.6   74.9   83.9
Amounts ceded to other companies..................  (3.6)  (3.6)  (2.4)
                                                   -----  -----  -----
Net life insurance in-force....................... $87.1  $90.0  $94.3
                                                   -----  -----  -----
Percentage of amount assumed to net...............  78.8%  83.2%  89.0%
                                                   =====  =====  =====

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                           Written                 Earned
                                                   ----------------------  ----------------------
(Amounts in millions)                               2006    2005    2004    2006    2005    2004
---------------------                              ------  ------  ------  ------  ------  ------
Direct............................................ $172.1  $181.6  $184.4  $169.6  $178.0  $180.6
Assumed...........................................   86.6    78.3    83.7    87.2    76.7    84.4
Ceded.............................................  (73.9)  (71.4)  (71.5)  (74.1)  (68.1)  (71.9)
                                                   ------  ------  ------  ------  ------  ------
Net premiums...................................... $184.8  $188.5  $196.6  $182.7  $186.6  $193.1
                                                   ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net...............                           47.7%   41.1%   43.7%
                                                                           ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $122.2 million, $116.8 million and $122.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6)Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                     Mortality/
                                                     Morbidity     Interest Rate
(Amounts in millions)                                Assumption     Assumption     2006     2005
---------------------                              --------------  ------------- -------- --------
Investment contracts.............................. Account balance      N/A      $3,498.2 $3,800.5
Limited-payment contracts.........................       (a)        3.0% - 7.8%     520.7    473.3
Traditional life insurance contracts..............       (b)        2.8% - 6.0%       1.7      1.8
Universal life type contracts..................... Account balance      N/A           8.6      9.4
Accident and health...............................       (c)        5.0% - 5.3%     985.9    869.3
                                                                                 -------- --------
Total future annuity and contracts benefits.......                               $5,015.1 $5,154.3
                                                                                 ======== ========

--------
(a)Principally modifications of the 1983 Individual Annuity Mortality Table, 1983 Group annuitant Mortality Table, US Population Table and a-2000 Mortality Table.
(b)Principally modifications of the 1980 Commissioner's Standard Ordinary Table and 1980 Commissioner's Extended Term Table.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $305.1 million and $158.2 million as of December 31, 2006 and 2005, respectively, with related guaranteed death benefit exposure (or net amount at risk) of insignificant amounts as of December 31, 2006 and approximately $0.2 million as of December 31, 2005. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance is $0.3 million and $0.1 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $62.0 million, $65.0 million and $58.5 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $21.0 million, $25.4 million and $18.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. Interest expense incurred under this agreement was $0.1 million for each of the years ended December 31, 2006, 2005 and 2004. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $12.9 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  ------
Current federal income taxes...................... $10.8  $(0.5) $ (4.8)
Deferred federal income taxes.....................   2.0   20.2   (17.4)
                                                   -----  -----  ------
  Total federal income taxes......................  12.8   19.7   (22.2)
                                                   -----  -----  ------
Current state income taxes........................  (0.1)  (0.5)   (3.5)
Deferred state income taxes.......................    --    0.5      --
                                                   -----  -----  ------
   Total state income taxes.......................  (0.1)    --    (3.5)
                                                   -----  -----  ------
   Total provision (benefit) for income taxes..... $12.7  $19.7  $(25.7)
                                                   =====  =====  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

(Amounts in millions)                                   2006  2005   2004
---------------------                                   ----  ----  -----
Statutory U.S federal income tax rate.................. 35.0% 35.0%  35.0%
Reinsurance transaction with UFLIC.....................   --    --  (78.5)
State income tax, net of federal income tax effect..... (0.1)   --   (4.3)
Tax contingencies...................................... (7.1)   --     --
Other, net.............................................  0.5  (3.8)  (0.4)
                                                        ----  ----  -----
Effective rate......................................... 28.3% 31.2% (48.2)%
                                                        ====  ====  =====

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The components of the net deferred income tax liability as of December 31 are as follows:

(Amounts in millions)                                   2006   2005
---------------------                                   ----- ------
Assets:
  Accrued commissions and general expenses............. $ 5.7 $  2.3
  Future annuity and contract benefits.................  54.1   47.5
  Other, net...........................................    --    9.6
                                                        ----- ------
   Total deferred income tax assets....................  59.8   59.4
                                                        ----- ------
Liabilities:
  Net unrealized gains on investment securities........   4.3   15.1
  Investments..........................................   0.5    2.0
  Present value of future profits......................   4.5    2.8
  Deferred acquisition costs...........................  76.9   78.0
  Other, net...........................................   6.7    3.4
                                                        ----- ------
   Total deferred income tax liability.................  92.9  101.3
                                                        ----- ------
  Net deferred income tax liability.................... $33.1 $ 41.9
                                                        ===== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $17.2 million for the year ended December 31, 2006 and received federal and state taxes of $9.9 million and $20.4 million for the years ended December 31, 2005 and 2004, respectively.

   As of December 31, 2006 and 2005, our current income tax receivable (payable) was $1.0 million and $(2.2) million, respectively. In 2006, we recorded $2.6 million in additional paid-in capital as a redemption of capital related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

(9)Commitments and Contingencies

   Commitments

   As of December 31, 2006 and 2005, we were committed to fund $27.7 million and $22.8 million in U.S. commercial mortgage loans, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                    2006                         2005
                                                        ---------------------------- ----------------------------
                                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                                    Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                                   -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans............................  $  (a)  $  825.7  $  817.1   $  (a)  $  666.8  $  673.1
Liabilities:
  Borrowings...........................................     (a)      12.9      12.9      (a)        --        --
  Investment contract benefits.........................     (a)   3,498.2   3,398.3      (a)   3,800.5   3,680.6
Other firm commitments:
  Ordinary course of business lending commitments......   27.7         --        --    22.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2006, we will not be able to distribute any dividends in 2007 without obtaining regulatory approval.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   We did not declare or pay any common stock dividend in either 2006 or 2005. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $1.6 million.

(12)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                                2006    2005   2004
   ---------------------                              -------  ------ ------
   Statutory net income (loss)....................... $(126.1) $ 88.2 $(19.8)
   Statutory capital and surplus.....................   210.2   347.0  268.1

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceed the minimum required RBC levels.

(13)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life insurance, whole life insurance and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income (loss)......................  $  196.1    $   53.5      $(2.5)    $  247.1
Premiums..........................................      48.7       134.0         --        182.7
Net investment gains (losses).....................     (23.8)       (0.6)       0.3        (24.1)
Other income......................................      10.0         0.8         --         10.8
                                                    --------    --------      -----     --------
  Total revenues..................................     231.0       187.7       (2.2)       416.5
                                                    --------    --------      -----     --------
Benefits and other changes in policy reserves.....      57.0       126.7         --        183.7
Interest credited.................................     109.0         0.5         --        109.5
Acquisition and operating expenses, net of
  deferrals.......................................      16.1        22.8        3.0         41.9
Amortization of deferred acquisition costs and
  intangibles.....................................      33.8         2.8         --         36.6
                                                    --------    --------      -----     --------
  Total benefits and expenses.....................     215.9       152.8        3.0        371.7
                                                    --------    --------      -----     --------
Income (loss) before income taxes.................      15.1        34.9       (5.2)        44.8
Provision (benefit) for income taxes..............       5.3        12.4       (5.0)        12.7
                                                    --------    --------      -----     --------
Net income (loss).................................  $    9.8    $   22.5      $(0.2)    $   32.1
                                                    ========    ========      =====     ========
Total assets......................................  $4,802.5    $1,735.7      $31.7     $6,569.9
                                                    ========    ========      =====     ========

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income (loss)......................  $  204.3    $   42.4     $ (0.1)    $  246.6
Premiums..........................................      58.7       127.9         --        186.6
Net investment gains (losses).....................        --          --       (4.4)        (4.4)
Other income......................................       6.2         0.6         --          6.8
                                                    --------    --------     ------     --------
  Total revenues..................................     269.2       170.9       (4.5)       435.6
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      60.8       115.8         --        176.6
Interest credited.................................     122.9         0.4         --        123.3
Acquisition and operating expenses, net of
  deferrals.......................................      18.5        21.5        3.2         43.2
Amortization of deferred acquisition costs and
  intangibles.....................................      23.9         5.5         --         29.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     226.1       143.2        3.2        372.5
                                                    --------    --------     ------     --------
Income (loss) before income taxes.................      43.1        27.7       (7.7)        63.1
Provision (benefit) for income taxes..............      15.2         9.8       (5.3)        19.7
                                                    --------    --------     ------     --------
Net income (loss).................................  $   27.9    $   17.9     $ (2.4)    $   43.4
                                                    ========    ========     ======     ========
Total assets......................................  $4,942.4    $1,469.3     $278.1     $6,689.8
                                                    ========    ========     ======     ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $186.8      $ 31.9      $  1.0     $219.7
Premiums..........................................     79.0       114.1          --      193.1
Net investment gains (losses).....................       --          --        (0.3)      (0.3)
Other income......................................      3.6         0.8         0.8        5.2
                                                     ------      ------      ------     ------
  Total revenues..................................    269.4       146.8         1.5      417.7
                                                     ------      ------      ------     ------
Benefits and other changes in policy reserves.....     82.9        97.6          --      180.5
Interest credited.................................    120.4         0.5          --      120.9
Acquisition and operating expenses, net of
  deferrals.......................................     17.1        20.0         1.2       38.3
Amortization of deferred acquisition costs and
  intangibles.....................................     20.3         4.4          --       24.7
                                                     ------      ------      ------     ------
  Total benefits and expenses.....................    240.7       122.5         1.2      364.4
                                                     ------      ------      ------     ------
Income before income taxes........................     28.7        24.3         0.3       53.3
Provision (benefit) for income taxes..............     10.3         8.5       (44.5)     (25.7)
                                                     ------      ------      ------     ------
Net income........................................   $ 18.4      $ 15.8      $ 44.8     $ 79.0
                                                     ======      ======      ======     ======

(14)Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to us in exchange for a non-majority ownership interest in our Company. AML merged into us and we are the surviving entity ("GLICNY Merged"). The consolidated financial statements for GLICNY will be represented in 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLICNY and AML are both wholly-owned subsidiaries of Genworth. As the merger of GLICNY and AML will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed combined financial information for GLICNY Merged prepared on a pro forma basis as if mergers of GLICNY and AML occurred on January 1, 2004 for the periods indicated:

                                                                    For the Year Ended December 31, 2006
                                                   ---------------------------------------------------------------------
                                                         Historical              Historical
                                                        Genworth Life      American Mayflower Life
                                                    Insurance Company of    Insurance Company of
(Amounts in millions)                              New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                              ----------------------- ----------------------- ------------ ---------
Revenues:
  Net investment income...........................         $247.1                   $46.8              $--       $293.9
  Premiums........................................          182.7                    38.1               --        220.8
  Net investment gains (losses)...................          (24.1)                   (1.0)              --        (25.1)
  Policy fees and other income....................           10.8                     2.1               --         12.9
                                                           ------                   -----              ---       ------
   Total revenues.................................          416.5                    86.0               --        502.5
                                                           ------                   -----              ---       ------
Benefits and expenses:
  Benefits and other changes in policy reserves...          183.7                    40.3               --        224.0
  Interest credited...............................          109.5                    16.0               --        125.5
  Acquisition and operating expenses, net of
   deferrals......................................           41.9                     0.2               --         42.1
  Amortization of deferred acquisition costs and
   intangibles....................................           36.6                     1.4               --         38.0
                                                           ------                   -----              ---       ------
   Total benefits and expenses....................          371.7                    57.9               --        429.6
                                                           ------                   -----              ---       ------
Income before income taxes........................           44.8                    28.1               --         72.9
Provision for income taxes........................           12.7                    10.0               --         22.7
                                                           ------                   -----              ---       ------
Net income........................................         $ 32.1                   $18.1              $--       $ 50.2
                                                           ======                   =====              ===       ======

                                                                    For the Year Ended December 31, 2005
                                                   ---------------------------------------------------------------------
                                                         Historical              Historical
                                                        Genworth Life      American Mayflower Life
                                                    Insurance Company of    Insurance Company of
(Amounts in millions)                              New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                              ----------------------- ----------------------- ------------ ---------
Revenues:
  Net investment income...........................         $246.6                   $43.1              $--       $289.7
  Premiums........................................          186.6                    36.0               --        222.6
  Net investment gains (losses)...................           (4.4)                   (1.5)              --         (5.9)
  Policy fees and other income....................            6.8                     5.6               --         12.4
                                                           ------                   -----              ---       ------
   Total revenues.................................          435.6                    83.2               --        518.8
                                                           ------                   -----              ---       ------
Benefits and expenses:
  Benefits and other changes in policy reserves...          176.6                    33.4               --        210.0
  Interest credited...............................          123.3                    16.1               --        139.4
  Acquisition and operating expenses, net of
   deferrals......................................           43.2                     1.6               --         44.8
  Amortization of deferred acquisition costs and
   intangibles....................................           29.4                     3.7               --         33.1
                                                           ------                   -----              ---       ------
   Total benefits and expenses....................          372.5                    54.8               --        427.3
                                                           ------                   -----              ---       ------
Income before income taxes........................           63.1                    28.4               --         91.5
Provision for income taxes........................           19.7                    10.4               --         30.1
                                                           ------                   -----              ---       ------
Net income........................................         $ 43.4                   $18.0              $--       $ 61.4
                                                           ======                   =====              ===       ======

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


                                                                 For the Year Ended December 31, 2004
                                                ---------------------------------------------------------------------
                                                      Historical              Historical
                                                     Genworth Life      American Mayflower Life
                                                 Insurance Company of    Insurance Company of
(Amounts in millions)                           New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                           ----------------------- ----------------------- ------------ ---------
Revenues:
 Net investment income.........................         $219.7                   $41.3              $--       $261.0
 Premiums......................................          193.1                    47.3               --        240.4
 Net investment gains (losses).................           (0.3)                     --               --         (0.3)
 Policy fees and other income..................            5.2                     5.2               --         10.4
                                                        ------                   -----              ---       ------
   Total revenues..............................          417.7                    93.8               --        511.5
                                                        ------                   -----              ---       ------
Benefits and expenses:
 Benefits and other changes in policy
   reserves....................................          180.5                    46.9               --        227.4
 Interest credited.............................          120.9                    16.9               --        137.8
 Acquisition and operating expenses, net of
   deferrals...................................           38.3                     4.0               --         42.3
 Amortization of deferred acquisition costs and
   intangibles.................................           24.7                     4.1               --         28.8
                                                        ------                   -----              ---       ------
   Total benefits and expenses.................          364.4                    71.9               --        436.3
                                                        ------                   -----              ---       ------
Income before income taxes.....................           53.3                    21.9               --         75.2
Provision (benefit) for income taxes...........          (25.7)                    3.3               --        (22.4)
                                                        ------                   -----              ---       ------
Net income.....................................         $ 79.0                   $18.6              $--       $ 97.6
                                                        ======                   =====              ===       ======

   The following is unaudited condensed combined financial information for GLICNY Merged prepared on a pro forma basis as if the mergers of GLICNY and AML occurred on December 31, 2006:

                                                                        Historical American
                                               Historical Genworth    Mayflower Life Insurance
                                            Life Insurance Company of   Company of New York
(Amounts in millions)                        New York and Subsidiary         Subsidiary        Eliminations Pro forma
---------------------                       ------------------------- ------------------------ ------------ ---------
Assets
 Total investments.........................         $4,266.7                  $  872.3            $  --     $5,139.0
 Separate account assets...................            480.3                        --               --        480.3
 Reinsurance recoverable...................          1,290.3                     321.7               --      1,612.0
 Other assets..............................            532.6                     183.2             (0.7)(a)    715.1
                                                    --------                  --------            -----     --------
   Total assets............................         $6,569.9                  $1,377.2            $(0.7)    $7,946.4
                                                    ========                  ========            =====     ========
Liabilities and stockholders' equity
 Policyholder liabilities..................         $5,303.7                  $  845.6            $  --     $6,149.3
 Separate account liabilities..............            480.3                        --               --        480.3
 All other liabilities.....................            101.5                     245.6             (0.7)(a)    346.4
                                                    --------                  --------            -----     --------
   Total liabilities.......................          5,885.5                   1,091.2             (0.7)     6,976.0
                                                    --------                  --------            -----     --------
     Total stockholders' equity............            684.4                     286.0               --        970.4
                                                    --------                  --------            -----     --------
     Total liabilities and stockholders'
       equity..............................         $6,569.9                  $1,377.2            $(0.7)    $7,946.4
                                                    ========                  ========            =====     ========

--------
(a)Reflects the elimination of intercompany balances between GLICNY and AML.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 8 to Form N-4 for Genworth Life of New York Separate
             Account 1, Registration No. 333-106511.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 8 to Form N-4 for Genworth Life of New York Separate Account 1,
             Registration No. 333-106511.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)(a) Form of Policy NY1162 3/01. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
             Registration No. 333-106511.

 (4)(b)      Endorsements to Policy.

 (4)(b)(i)   Form NY5179 3/02 Pension Endorsement. Previously Filed on June 26,
             2003 with initial filing to Form N-4 for GE Capital Life Separate
             Account II. Registration No. 333-106511.

 (4)(b)(ii) Form NY5196 5/02 Section 403(b) Annuity Endorsement. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life
             Separate Account II. Registration No. 333-106511.

 (4)(b)(iii) Form NY5246 1/03 Vested Guaranteed Minimum Income Payment
             Endorsement. Previously Filed on June 26, 2003 with initial filing to
             Form N-4 for GE Capital Life Separate Account II. Registration No.
             333-106511.

 (4)(b)(iv)  Form NY5247 1/03 Vested Guaranteed Minimum Income Payment
             Endorsement. Previously Filed on June 26, 2003 with initial filing to
             Form N-4 for GE Capital Life Separate Account II. Registration No.
             333-106511.

 (5)(a)      Form of Variable Annuity Enrollment Form 19532 NY 4/2003. Previously
             Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital
             Life Separate Account II. Registration No. 333-106511.

 (5)(b) Variable Annuity Application. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
             Registration No. 333-106511.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 8 to Form N-4 for Genworth Life of
        New York Separate Account 1, Registration No. 333-106511.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 8 to Form
        N-4 for Genworth Life of New York Separate Account 1, Registration
        No. 333-106511.

 (7)    Reinsurance Agreements. Not Applicable.

 (8)(a) Participation Agreement between GE Investments Funds, Inc. Genworth
        Life Insurance Company of New York. Previously filed on September 1,
        2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
        Life of New York VA Separate Account 1, Registration No. 333-97085.

 (9)    Opinion and Consent Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Filed herewith.

 (10)   Consent of KPMG LLP. Filed herewith.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


       Name                     Address                          Position with Company
       ----                     -------                          ---------------------
David J. Sloane.... 666 Third Avenue, 9th Floor      Director, Chairperson of the Board, President
                    New York, New York 10017         and Chief Executive Officer
James D. Atkins.... 700 Main Street                  Director and Senior Vice President
                    Lynchburg, Virginia 24504
Marshal S. Belkin.. 345 Kear Street                  Director
                    Yorktown Heights,
                    New York 10598
Ward E. Bobitz..... 6620 West Broad Street           Director, Vice President and Assistant
                    Richmond, Virginia 23230         Secretary
Richard I. Byer.... 11 Westwind Road                 Director
                    Yonkers, NY 10710
Bernard M. Eiber... 55 Northern Boulevard, Suite 302 Director
                    Great Neck, New York 11021
Kelly L. Groh...... 6610 West Broad Street           Director
                    Richmond, Virginia 23230
Paul A. Haley...... 6610 West Broad Street           Director, Senior Vice President and Chief
                    Richmond, Virginia 23230         Actuary
Jerry S. Handler... 151 West 40th Street             Director
                    New York, New York 10018
Isidore Sapir...... 449 Golden River Drive           Director
                    Golden Lakes Village
                    West Palm Beach, Florida 33411
Pamela S. Schutz... 6610 West Broad Street           Director and Executive Vice President
                    Richmond, Virginia 23230
Geoffrey S. Stiff.. 6610 West Broad Street           Director and Senior Vice President
                    Richmond, Virginia 23230
Thomas M. Stinson.. 6630 West Broad Street           Director and President, Long Term Care
                    Richmond, Virginia 23230         Division
John G. Apostle, II 6610 West Broad Street           Chief Compliance Officer - Registered
                    Richmond, Virginia 23230         Separate Accounts
Thomas E. Duffy.... 6610 West Broad Street           Senior Vice President, General Counsel and
                    Richmond, Virginia 23230         Secretary
Dennis R. Vigneau.. 6610 West Broad Street           Senior Vice President and Chief Financial
                    Richmond, Virginia 23230         Officer
Mark W. Griffin.... 3003 Summer Street               Senior Vice President and Chief Investment
                    Stamford, Connecticut 06904      Officer
James H. Reinhart.. 6610 West Broad Street           Senior Vice President
                    Richmond, Virginia 23230
Heather C. Harker.. 6610 West Broad Street           Vice President and Associate General Counsel
                    Richmond, Virginia 23230
John A. Zelinske... 6610 West Broad Street           Vice President and Controller
                    Richmond, Virginia 23230
Gary T. Prizzia.... 6620 West Broad Street           Treasurer
                    Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]





Item 27.  Number of Contract Owners


   There were 48 owners of Qualified Contracts and 131 owners of Non-Qualified Contracts as of February 1, 2007.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York (formerly, GE Capital Life Insurance Company of New York) provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the

Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.


   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6610 W. Broad St.        Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Vice President and Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230

       Name                Address         Positions and Offices with Underwriter
       ----                -------         --------------------------------------
Scott R. Lindquist.. 6620 W. Broad St.    Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.    Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.    Vice President and Financial & Operations
                     Richmond, VA 23230   Principal

   (c)


                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    12.0%    $8.7 million


Item 30.  Location of Accounts and Records


   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.


Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2007.



                                    GENWORTH LIFE OF NEW YORK VA SEPARATE
                                      ACCOUNT 1
                                      (Registrant)

                                    By:           /s/  PAUL A. HALEY
                                        ---------------------------------------
                                                     Paul A. Haley
                                                 Senior Vice President

                                    BY: GENWORTH LIFE INSURANCE COMPANY OF NEW
                                          YORK
                                        (Depositor)

                                    By:           /s/  PAUL A. HALEY
                                        ---------------------------------------
                                                     Paul A. Haley
                                                 Senior Vice President


   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                        Title                      Date
         ---------                        -----                      ----

   /s/  DAVID J. SLOANE*  Director, Chairperson of the          April 25, 2007
  -----------------------   Board and Chief Executive
      David J. Sloane       Officer

   /s/  JAMES D. ATKINS*  Director and Senior Vice              April 25, 2007
  -----------------------   President
      James D. Atkins

  /s/  MARSHAL S. BELKIN* Director                              April 25, 2007
  -----------------------
     Marshal S. Belkin

   /s/  WARD E. BOBITZ*   Director, Vice President and          April 25, 2007
  -----------------------   Assistant Secretary
      Ward E. Bobitz

   /S/  RICHARD I. BYER*  Director                              April 25, 2007
  -----------------------
      Richard I. Byer

  /s/  BERNARD M. EIBER*  Director                              April 25, 2007
  -----------------------
     Bernard M. Eiber

    /s/  KELLY L. GROH*   Director                              April 25, 2007
  -----------------------
       Kelly L. Groh

    /s/  PAUL A. HALEY                                          April 25, 2007
  -----------------------   Director, Senior Vice President and
       Paul A. Haley        Chief Actuary

            Signature                    Title                   Date
            ---------                    -----                   ----

     /s/  JERRY S. HANDLER*  Director                       April 25, 2007
     -----------------------
        Jerry S. Handler

       /s/  ISIDORE SAPIR*   Director                       April 25, 2007
     -----------------------
          Isidore Sapir

     /s/  PAMELA S. SCHUTZ*  Director and Executive Vice    April 25, 2007
     -----------------------   President
        Pamela S. Schutz

     /s/  GEOFFREY S. STIFF* Director and Senior Vice       April 25, 2007
     -----------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON* Director and President, Long   April 25, 2007
     -----------------------   Term Care Division
        Thomas M. Stinson

     /s/  JOHN A. ZELINSKE*  Vice President and Controller  April 25, 2007
     -----------------------
        John A. Zelinske



*By: /s/  PAUL A. HALEY , pursuant to Power of                 April 25, 2007
     ------------------   Attorney executed on March 19, 2007
       Paul A. Haley